UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Parametric

International Equity Fund

Semiannual Report

July 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2021

Parametric

International Equity Fund

Parametric

International Equity Fund

July 31, 2021

Performance1,2

Portfolio Managers Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	04/01/2010	04/01/2010	9.74%	27.43%	9.34%	6.59%
Class A with 5.75% Maximum Sales Charge	—	—	3.42	20.13	8.06	5.96

Institutional Class at NAV	04/01/2010	04/01/2010	9.81	27.66	9.61	6.87
Class R at NAV	08/10/2015	04/01/2010	9.53	27.06	9.07	6.43
Class R6 at NAV	08/10/2015	04/01/2010	9.89	27.75	9.64	6.88

MSCI EAFE Index	—	—	10.83%	30.31%	9.35%	6.13%

% Total Annual Operating Expense Ratios[3]			Class A	Institutional Class	Class R	Class R6

Gross			0.82%	0.57%	1.07%	0.54%
Net			0.75	0.50	1.00	0.47

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

International Equity Fund

July 31, 2021

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

Nestle S.A.	1.2%

Cie Financiere Richemont S.A.	1.0

ASML Holding NV	1.0

TotalEnergies SE	0.8

Air Liquide S.A.	0.8

CSL, Ltd.	0.8

SAP SE	0.7

Deutsche Telekom AG	0.7

Sanofi	0.7

Sika AG	0.6

Total	8.3%

See Endnotes and Additional Disclosures in this report.

3

Parametric

International Equity Fund

July 31, 2021

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Institutional Class. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

International Equity Fund

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,097.40	$3.90	**	0.75%
Institutional Class	$1,000.00	$1,098.10	$2.60	**	0.50%
Class R	$1,000.00	$1,095.30	$5.20	**	1.00%
Class R6	$1,000.00	$1,098.90	$2.45	**	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	**	0.75%
Institutional Class	$1,000.00	$1,022.30	$2.51	**	0.50%
Class R	$1,000.00	$1,019.80	$5.01	**	1.00%
Class R6	$1,000.00	$1,022.50	$2.36	**	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value

Australia — 8.9%

Abacus Property Group	53,600	$124,916

AGL Energy, Ltd.	148,900	788,520

Alumina, Ltd.	168,000	206,023

Ampol, Ltd.	36,100	751,536

ARB Corp., Ltd.	10,500	361,186

ASX, Ltd.	7,100	402,212

Atlas Arteria, Ltd.	84,000	388,064

Atlassian Corp. PLC, Class A(1)	10,500	3,413,760

Aurizon Holdings, Ltd.	179,648	509,824

AusNet Services, Ltd.	790,600	1,057,332

Austal, Ltd.	72,300	114,820

Bank of Queensland, Ltd.	45,200	299,599

Bapcor, Ltd.	45,765	275,210

Beach Energy, Ltd.	428,666	377,064

Bendigo & Adelaide Bank, Ltd.	46,000	349,199

BHP Group, Ltd.	65,244	2,562,706

Brambles, Ltd.	113,965	975,731

Bravura Solutions, Ltd.	100,400	250,515

Breville Group, Ltd.	13,134	312,233

BWP Trust	79,954	241,520

Centuria Industrial REIT	91,244	256,601

Centuria Office REIT	67,500	122,151

Charter Hall Long Wale REIT	52,200	188,497

Charter Hall Retail REIT	75,300	205,318

Cimic Group, Ltd.	12,227	185,402

Cleanaway Waste Management, Ltd.	257,200	481,984

Coles Group, Ltd.	145,600	1,873,805

Collins Foods, Ltd.	20,500	166,435

Commonwealth Bank of Australia	30,923	2,266,905

Computershare, Ltd.	59,912	688,850

Cooper Energy, Ltd.(1)(2)	664,724	112,244

Cromwell Property Group(2)	165,783	106,581

Crown Resorts, Ltd.(1)(2)	25,500	161,781

CSL, Ltd.	28,210	6,005,643

CSR, Ltd.	49,000	201,004

Dexus	66,800	504,611

Domain Holdings Australia, Ltd.(1)	156,678	561,792

Domino’s Pizza Enterprises, Ltd.	4,231	364,036

EML Payments, Ltd.(1)(2)	73,900	193,863

Endeavour Group, Ltd.(1)	113,396	551,720

Evolution Mining, Ltd.	80,276	244,141

Fortescue Metals Group, Ltd.	44,569	814,392

Goodman Group	112,583	1,872,499

GPT Group (The)	166,566	571,106

Security	Shares	Value

Australia (continued)

GUD Holdings, Ltd.	15,500	$134,231

GWA Group, Ltd.	67,200	138,804

Hansen Technologies, Ltd.	30,805	140,576

Harvey Norman Holdings, Ltd.(2)	71,004	296,542

IDP Education, Ltd.(2)	15,800	327,396

Infomedia, Ltd.	61,241	62,738

Ingenia Communities Group	56,700	242,016

InvoCare, Ltd.(2)	17,400	136,953

IPH, Ltd.	40,216	239,156

IRESS, Ltd.	53,584	556,098

JB Hi-Fi, Ltd.	10,699	377,821

Karoon Energy, Ltd.(1)	257,876	236,810

Lendlease Corp., Ltd.	59,878	537,453

Lifestyle Communities, Ltd.(2)	20,030	251,217

Link Administration Holdings, Ltd.	96,491	344,250

Medibank Pvt, Ltd.	167,700	409,001

Megaport, Ltd.(1)(2)	29,807	364,734

Metcash, Ltd.(2)	235,800	698,070

Mirvac Group	288,800	606,163

Monadelphous Group, Ltd.	19,351	153,605

National Australia Bank, Ltd.	61,500	1,172,789

National Storage REIT	157,700	247,513

Newcrest Mining, Ltd.	23,300	450,332

NEXTDC, Ltd.(1)	46,000	432,403

Northern Star Resources, Ltd.	56,796	423,197

Orica, Ltd.(2)	16,599	151,395

Origin Energy, Ltd.	280,172	846,466

Orora, Ltd.	65,655	174,009

Premier Investments, Ltd.	11,500	227,655

Qube Holdings, Ltd.	200,231	431,477

REA Group, Ltd.	12,200	1,453,311

Regis Resources, Ltd.	52,500	98,955

Rio Tinto, Ltd.	9,700	950,697

Service Stream, Ltd.(2)	198,800	132,347

Shopping Centres Australasia Property Group	118,852	214,503

Sigma Healthcare, Ltd.(2)	463,931	214,466

Spark Infrastructure Group	758,533	1,508,552

St. Barbara, Ltd.	108,600	140,605

Suncorp Group, Ltd.	46,300	393,219

Tabcorp Holdings, Ltd.	131,400	479,624

Technology One, Ltd.	50,588	351,620

Telstra Corp., Ltd.	892,573	2,486,194

TPG Telecom, Ltd.(2)	143,163	653,223

Transurban Group	207,541	2,189,098

Tuas, Ltd.(1)(2)	53,150	24,881

Viva Energy Group, Ltd.(3)	245,901	372,941

6	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Australia (continued)

Washington H. Soul Pattinson & Co., Ltd.(2)	21,300	$512,816

Waypoint REIT	96,300	186,111

Wesfarmers, Ltd.	60,785	2,740,592

Westpac Banking Corp.	68,400	1,228,631

Whitehaven Coal, Ltd.(1)	299,361	487,903

WiseTech Global, Ltd.	22,264	505,005

Woodside Petroleum, Ltd.	118,100	1,897,154

Woolworths Group, Ltd.	113,396	3,243,831

		$65,740,480

Austria — 1.1%

Agrana Beteiligungs AG	5,979	$126,972

ams AG(1)	27,700	529,314

ANDRITZ AG	12,066	664,294

BAWAG Group AG(1)(3)	5,440	309,043

CA Immobilien Anlagen AG	22,201	977,329

Erste Group Bank AG	15,837	613,693

Lenzing AG(1)	2,500	322,435

Mayr Melnhof Karton AG	459	97,667

Oesterreichische Post AG	6,444	340,173

OMV AG	21,502	1,160,974

PIERER Mobility AG	3,700	325,180

Porr AG(1)	3,440	67,150

Rhi Magnesita NV	4,792	252,492

S&T AG(2)	9,400	238,560

Telekom Austria AG(1)	70,800	603,379

UNIQA Insurance Group AG	14,300	122,572

Verbund AG	10,478	966,488

Vienna Insurance Group AG Wiener Versicherung Gruppe	2,987	82,317

voestalpine AG	6,646	293,192

		$8,093,224

Belgium — 2.3%

Ackermans & van Haaren NV	1,660	$286,056

Ageas S.A./NV	9,300	491,093

AGFA-Gevaert NV(1)	57,503	283,623

Anheuser-Busch InBev S.A./NV	28,644	1,807,783

Befimmo S.A.	5,550	235,231

bpost S.A.(1)	49,232	552,864

Care Property Invest N.V.	4,146	139,635

Cofinimmo S.A.	3,691	596,470

D’ieteren Group	7,319	1,173,077

Econocom Group S.A./NV	65,622	285,373

Elia Group S.A./NV(2)	10,200	1,205,547

Etablissements Franz Colruyt NV	1,550	88,129

Security	Shares	Value

Belgium (continued)

Euronav S.A.	60,260	$523,652

EVS Broadcast Equipment S.A.	8,119	168,611

Fagron	11,540	239,366

Gimv NV	1,766	112,685

Groupe Bruxelles Lambert S.A.	6,034	702,051

Intervest Offices & Warehouses N.V.	3,632	107,093

Materialise NV ADR(1)	12,600	274,302

Melexis NV	7,198	802,286

Mithra Pharmaceuticals S.A.(1)(2)	3,231	78,049

Montea NV	2,560	343,048

Proximus SADP	65,274	1,341,398

Shurgard Self Storage S.A.	3,517	188,526

Sofina S.A.	1,080	506,394

Telenet Group Holding NV	13,745	515,870

Tessenderlo Group S.A.(1)	11,279	477,117

UCB S.A.	12,121	1,310,974

Umicore S.A.	22,700	1,408,915

VGP NV	1,031	212,255

Xior Student Housing N.V.	4,221	272,809

		$16,730,282

Denmark — 2.2%

Alm Brand A/S	16,800	$121,974

Ambu AS	2,700	99,891

Ascendis Pharma A/S ADR(1)	700	82,733

Bakkafrost P/F	6,022	511,764

Carlsberg A/S, Class B	7,339	1,356,140

Chr. Hansen Holding A/S	9,839	884,827

Coloplast A/S, Class B	1,700	310,868

D/S Norden A/S	1,600	45,665

Drilling Co. of 1972 A/S (The)(1)	4,300	165,867

DSV Panalpina A/S	3,300	804,424

Jyske Bank A/S(1)	8,666	420,506

Matas A/S	10,900	194,322

Netcompany Group A/S(3)	2,500	308,847

NKT A/S(1)	3,200	152,064

Novo Nordisk A/S, Class B	20,178	1,867,903

Novozymes A/S, Class B	17,900	1,406,310

Orsted A/S(3)	13,973	2,072,477

Pandora A/S	13,360	1,728,210

Per Aarsleff Holding AS	2,600	112,055

Ringkjoebing Landbobank A/S	4,160	472,369

Scandinavian Tobacco Group AS(3)	13,300	272,467

SimCorp A/S	7,565	1,051,127

Spar Nord Bank A/S	15,000	180,319

Sydbank A/S	6,400	195,934

7	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Denmark (continued)

Topdanmark A/S	4,627	$235,622

Tryg A/S	20,915	516,909

Vestas Wind Systems AS	25,505	940,485

		$16,512,079

Finland — 2.2%

Elisa Oyj	21,597	$1,388,065

Fortum Oyj	56,906	1,567,776

Huhtamaki Oyj	6,300	335,540

Kemira Oyj	9,600	161,784

Kesko Oyj, Class B	36,656	1,571,148

Kojamo Oyj	33,700	830,894

Kone Oyj, Class B	12,214	1,011,644

Metsa Board Oyj	21,700	239,876

Neste Oyj	25,835	1,588,097

Nokia Oyj(1)	236,427	1,452,688

Nokian Renkaat Oyj	2,900	122,309

Nordea Bank Abp	144,229	1,688,980

Orion Oyj, Class B(2)	31,613	1,345,622

QT Group Oyj(1)	900	121,884

TietoEVRY Oyj	4,494	151,153

Tokmanni Group Corp.	46,810	1,351,521

UPM-Kymmene Oyj	21,860	893,317

Valmet Oyj	8,331	347,677

YIT Oyj	23,700	143,707

		$16,313,682

France — 9.0%

Aeroports de Paris(1)(2)	2,445	$296,374

Air Liquide S.A.	34,685	6,032,014

Albioma S.A.	8,000	319,672

Alstom S.A.(1)	7,150	296,556

Altarea SCA	2,100	470,701

Amundi S.A.(3)	8,135	751,295

Atos SE	8,580	410,319

AXA S.A.	85,700	2,219,375

BioMerieux	2,400	286,167

Bouygues S.A.	7,300	281,353

Bureau Veritas S.A.	12,318	406,786

Carmila SA	25,100	354,227

Casino Guichard Perrachon S.A.(1)	25,468	719,964

Cie Generale des Etablissements Michelin SCA	3,940	643,569

Credit Agricole S.A.	88,407	1,232,704

Danone S.A.	37,118	2,730,158

Dassault Aviation S.A.	200	238,130

Security	Shares	Value

France (continued)

Dassault Systemes SE	48,930	$2,699,086

Edenred	9,450	549,007

Eiffage S.A.	3,370	343,553

Engie S.A.	176,500	2,353,681

EssilorLuxottica S.A.	5,934	1,120,238

Eurazeo SE	7,500	726,460

Eurofins Scientific SE	5,900	705,713

Eutelsat Communications S.A.	30,600	332,961

Gaztransport & Technigaz S.A.	1,301	104,324

Gecina S.A.	9,234	1,464,430

Getlink SE	15,500	248,288

Hermes International	670	1,024,280

ICADE	8,000	731,278

Iliad S.A.	3,000	646,515

Klepierre S.A.(1)	39,039	945,210

L’Oreal S.A.	6,600	3,019,457

La Francaise des Jeux SAEM(3)	7,500	400,963

Legrand S.A.	6,562	739,510

LVMH Moet Hennessy Louis Vuitton SE	4,370	3,498,915

Mercialys S.A.	25,100	304,047

Metropole Television S.A.	17,662	353,664

Neoen S.A.(1)(2)(3)	7,631	330,933

Nexity S.A.	12,400	624,639

Orange S.A.	138,000	1,535,820

Quadient S.A.	11,000	322,866

Robertet SA	171	202,970

Rothschild & Co.	5,492	205,535

Rubis SCA	15,200	609,751

Sanofi	49,604	5,112,843

Schneider Electric SE	6,400	1,071,925

SCOR SE	20,167	563,196

SEB S.A.	1,980	328,993

Societe BIC S.A.	3,200	216,947

SOITEC(1)	1,400	335,646

Sopra Steria Group SACA	1,900	377,679

Suez S.A.	50,800	1,184,991

Talend S.A. ADR(1)(2)	8,600	567,600

Teleperformance	1,408	593,890

Thales S.A.	4,200	440,810

TotalEnergies SE	143,415	6,253,856

Ubisoft Entertainment S.A.(1)	7,800	494,472

Valneva SE(1)	11,600	163,175

Vinci S.A.	10,230	1,083,095

Vivendi SE(2)	57,500	1,942,720

Voltalia SA(1)	12,800	344,506

Wendel SE	4,600	645,678

8	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)

Worldline S.A.(1)(3)	8,496	$795,226

		$66,350,706

Germany — 8.9%

adidas AG	3,900	$1,415,518

Allianz SE	12,080	3,002,645

BASF SE	48,181	3,785,987

Bayerische Motoren Werke AG	8,860	880,961

Bayerische Motoren Werke AG, PFC Shares	4,800	412,003

Befesa S.A.(3)	4,524	355,207

Beiersdorf AG	19,796	2,351,243

Carl Zeiss Meditec AG	2,900	645,867

CompuGroup Medical SE & Co. KgaA	3,284	263,446

Continental AG(1)	3,700	502,627

Covestro AG(3)	7,500	483,159

Cropenergies Ag	5,200	61,231

Delivery Hero SE(1)(3)	5,167	772,428

Deutsche Bank AG(1)	59,700	752,593

Deutsche Boerse AG	6,040	1,007,858

Deutsche Post AG	23,100	1,565,514

Deutsche Telekom AG	248,395	5,155,226

Deutsche Wohnen SE	38,910	2,429,234

Dialog Semiconductor PLC(1)	3,197	245,886

E.ON SE	261,600	3,215,981

Evonik Industries AG	8,000	278,161

Evotec SE(1)	10,547	437,326

Fielmann AG	2,817	211,545

Fresenius Medical Care AG & Co. KGaA	10,428	821,947

FUCHS PETROLUB SE	3,686	147,555

FUCHS PETROLUB SE, PFC Shares	2,000	99,657

Gerresheimer AG	4,000	417,656

Hannover Rueck SE	2,400	403,400

HelloFresh SE(1)	3,900	365,584

Henkel AG & Co. KGaA, PFC Shares	30,430	3,085,133

Knorr-Bremse AG	3,291	372,672

KWS Saat SE and Co. KGaA	1,025	86,166

LEG Immobilien SE	9,217	1,456,716

Merck KGaA	6,220	1,273,259

MorphoSys AG(1)	3,473	193,482

Muenchener Rueckversicherungs-Gesellschaft AG	4,469	1,205,843

Puma SE	4,602	564,525

QIAGEN NV(1)	12,000	643,117

Rational AG	340	370,234

RWE AG	79,737	2,835,102

SAP SE	37,952	5,446,538

Sartorius AG, PFC Shares	1,569	949,108

Security	Shares	Value

Germany (continued)

Scout24 AG(3)	7,300	$625,130

Siemens AG	19,540	3,048,885

Siemens Energy AG(1)	9,770	265,791

Siemens Healthineers AG(3)	12,008	792,784

Suedzucker AG	42,800	644,247

Symrise AG	9,900	1,459,744

TeamViewer AG(1)(3)	21,345	717,651

Telefonica Deutschland Holding AG(3)	364,647	982,926

Uniper SE	13,300	519,271

United Internet AG	3,400	140,717

Varta AG	3,100	537,728

VERBIO Vereinigte BioEnergie AG	2,600	140,842

Volkswagen AG	900	298,697

Volkswagen AG, PFC Shares	4,126	1,004,972

Vonovia SE	47,566	3,166,893

Washtec AG	1,347	92,027

Zalando SE(1)(3)	3,800	422,227

		$65,829,872

Hong Kong — 4.6%

AIA Group, Ltd.	233,800	$2,797,595

Aidigong Maternal & Child Health, Ltd.(1)(2)	660,000	109,638

Alibaba Health Information Technology, Ltd.(1)	1,014,000	1,580,427

Bank of East Asia, Ltd. (The)	76,600	126,208

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(2)	83,000	117,454

BOC Hong Kong Holdings, Ltd.	88,500	284,198

Budweiser Brewing Co. APAC Ltd.(3)	443,900	1,238,842

C-Mer Eye Care Holdings, Ltd.	180,000	175,773

Cafe de Coral Holdings, Ltd.	84,000	163,534

Cathay Pacific Airways, Ltd.(1)(2)	317,000	254,360

Champion REIT	349,000	198,246

China Evergrande New Energy Vehicle Group, Ltd.(1)(2)	616,500	995,728

China Tobacco International HK Co., Ltd.(2)	43,000	84,773

China Traditional Chinese Medicine Holdings Co., Ltd.(1)	662,000	413,699

China Youzan, Ltd.(1)	6,036,000	866,183

Chow Sang Sang Holdings International, Ltd.	153,000	256,015

Chow Tai Fook Jewellery Group, Ltd.	251,200	526,640

CK Hutchison Holdings, Ltd.	176,000	1,285,909

CLP Holdings, Ltd.	149,500	1,541,557

Fortune REIT	129,000	140,191

Fosun International, Ltd.	266,000	352,137

Galaxy Entertainment Group, Ltd.(1)	225,000	1,524,833

Global Cord Blood Corp.(1)(2)	29,600	144,448

Glory Sun Financial Group, Ltd.(1)	2,992,000	89,663

Hang Lung Properties, Ltd.	136,000	352,021

Hang Seng Bank, Ltd.	13,000	248,969

9	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)

Henderson Land Development Co., Ltd.	71,867	$321,094

HengTen Networks Group, Ltd.(1)(2)	300,000	134,561

HK Electric Investments & HK Electric Investments, Ltd.	507,500	514,707

HKT Trust and HKT, Ltd.	912,000	1,239,662

Hong Kong & China Gas Co., Ltd.	1,016,502	1,653,176

Hong Kong Exchanges & Clearing, Ltd.	23,300	1,489,096

Hongkong Land Holdings, Ltd.	61,200	277,663

Hysan Development Co., Ltd.	63,000	247,954

Jardine Matheson Holdings, Ltd.	17,700	1,053,073

Kerry Logistics Network, Ltd.	116,500	347,158

Kerry Properties, Ltd.	56,500	166,857

Lifestyle International Holdings, Ltd.(1)	152,500	108,822

Link REIT	87,600	837,136

Luk Fook Holdings International, Ltd.	83,000	265,655

MGM China Holdings, Ltd.(1)(2)	166,400	200,992

MTR Corp., Ltd.	108,500	643,258

New World Development Co., Ltd.	77,000	365,038

NWS Holdings, Ltd.	295,000	297,299

Pacific Basin Shipping, Ltd.(1)	802,000	357,474

Pacific Textiles Holdings, Ltd.	244,000	132,206

PCCW, Ltd.	1,166,000	610,785

Power Assets Holdings, Ltd.	151,000	976,244

S-Enjoy Service Group Co., Ltd.(1)	60,000	137,047

Sands China, Ltd.(1)	266,800	908,735

Shangri-La Asia, Ltd.(1)	200,000	177,687

Sino Land Co., Ltd.	210,000	321,797

SJM Holdings, Ltd.(1)	358,000	322,887

Sun Hung Kai Properties, Ltd.	71,500	1,022,833

SUNeVision Holdings, Ltd.	399,000	420,973

Superb Summit International Group, Ltd.(1)(2)(4)	230,000	0

Swire Properties, Ltd.	87,600	249,148

Vitasoy International Holdings, Ltd.	200,000	561,892

VSTECS Holdings, Ltd.	600,000	479,175

VTech Holdings, Ltd.	71,500	709,052

Yuexiu Real Estate Investment Trust	255,000	127,467

		$33,547,644

Ireland — 2.3%

Bank of Ireland Group PLC(1)	434,265	$2,303,861

CRH PLC	53,902	2,693,971

DCC PLC	11,500	962,818

Fineos Corp. Holdings PLC CDI(1)	41,347	112,425

Flutter Entertainment PLC(1)	12,153	2,071,768

Glenveagh Properties PLC(1)(3)	77,242	91,603

Hibernia REIT PLC	69,210	107,225

ICON PLC(1)	9,100	2,213,757

Security	Shares	Value

Ireland (continued)

Irish Continental Group PLC(1)	69,445	$364,906

Irish Residential Properties REIT PLC	311,874	569,794

Kerry Group PLC, Class A	19,618	2,906,848

Kingspan Group PLC	13,022	1,416,062

Nabriva Therapeutics PLC(1)(2)	13,289	14,618

UDG Healthcare PLC	41,868	627,034

Uniphar PLC	37,081	165,274

		$16,621,964

Israel — 2.3%

Airport City, Ltd.(1)	16,700	$284,601

Amot Investments, Ltd.	40,781	269,253

AudioCodes, Ltd.	3,200	104,832

Azrieli Group, Ltd.	10,067	801,781

Bank Hapoalim B.M.(1)	55,057	438,139

Bank Leumi Le-Israel B.M.(1)	92,631	707,811

Bezeq The Israeli Telecommunication Corp., Ltd.(1)	1,151,312	1,229,701

Check Point Software Technologies, Ltd.(1)	4,700	597,370

Compugen, Ltd.(1)(2)	11,500	78,085

Danel Adir Yeoshua, Ltd.	1,100	234,636

Doral Group Renewable Energy Resources, Ltd.(1)	37,500	160,755

Elbit Systems, Ltd.	3,930	517,523

Electra, Ltd.	720	404,628

Energix-Renewable Energies, Ltd.	109,890	433,049

FIBI Holdings, Ltd.(1)	2,300	82,546

First International Bank of Israel, Ltd. (The)(1)	7,535	238,936

Fiverr International, Ltd.(1)	3,600	896,076

Hilan, Ltd.	3,200	165,002

ICL Group, Ltd	251,623	1,833,601

Inrom Construction Industries, Ltd.	40,400	205,730

Kenon Holdings, Ltd.	13,168	444,897

Matrix IT, Ltd.	7,477	205,740

Maytronics, Ltd.	41,700	907,051

Mizrahi Tefahot Bank, Ltd.(1)	12,760	386,699

Nice, Ltd.(1)	1,294	360,098

Oil Refineries, Ltd.(1)	912,196	215,533

OPC Energy, Ltd.(1)	49,600	469,697

Paz Oil Co., Ltd.	5,234	631,964

Radware, Ltd.(1)	6,000	193,380

Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	3,680	238,937

Redhill Biopharma, Ltd. ADR(1)(2)	8,400	54,096

Reit 1, Ltd.	72,916	398,296

Shapir Engineering and Industry, Ltd.	30,000	222,193

Shufersal, Ltd.	82,353	662,805

Taro Pharmaceutical Industries, Ltd.(1)	2,100	149,520

Teva Pharmaceutical Industries, Ltd. ADR(1)	107,600	1,038,340

10	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Israel (continued)

Tower Semiconductor, Ltd.(1)	8,100	$218,597

Victory Supermarket Chain, Ltd.	10,200	220,128

		$16,702,026

Italy — 4.5%

Assicurazioni Generali SpA	32,700	$651,977

Atlantia SpA(1)	48,424	878,337

Banca Mediolanum SpA	14,000	137,786

Banca Popolare di Sondrio SCPA	35,600	156,816

Banco BPM SpA	78,600	235,802

Bio-On SpA(1)(2)(4)	12,900	0

BPER Banca SpA	32,400	63,164

Brunello Cucinelli SpA(1)	6,234	386,181

Buzzi Unicem SpA	7,400	195,605

Cementir Holding NV	48,418	545,455

Cerved Group SpA(1)	9,600	112,681

Datalogic SpA	5,730	134,281

Davide Campari-Milano NV	127,434	1,791,535

De’Longhi SpA	10,450	462,099

DiaSorin SpA	7,620	1,546,513

Digital Bros SpA(2)	8,900	257,530

Enav SpA(1)(3)	46,000	212,661

Enel SpA	242,788	2,237,419

Eni SpA	312,531	3,695,870

Ferrari NV	7,500	1,634,535

Fila SpA	5,500	68,834

Fincantieri SpA(1)	128,000	109,573

FinecoBank Banca Fineco SpA(1)	24,111	431,742

GVS SpA(3)	23,883	365,421

Hera SpA	46,677	198,352

Infrastrutture Wireless Italiane SpA(3)	104,600	1,181,580

Interpump Group SpA	11,400	712,608

Intesa Sanpaolo SpA	535,073	1,478,164

Iren SpA	42,400	129,041

Italgas SpA	24,300	164,479

Mediaset SpA	390,900	1,196,247

Moncler SpA	7,800	535,725

Nexi SpA(1)(3)	11,200	239,963

Poste Italiane SpA(3)	16,700	220,982

Prada SpA	62,700	491,301

Prysmian SpA	24,700	885,578

RAI Way SpA(3)	74,400	439,647

Recordati Industria Chimica e Farmaceutica SpA	30,447	1,883,197

Reply SpA	4,480	800,867

Retelit SpA	222,200	756,589

Salvatore Ferragamo SpA(1)	11,072	220,836

Security	Shares	Value

Italy (continued)

Saras SpA(1)(2)	254,500	$187,021

Snam SpA	48,800	295,183

STMicroelectronics NV	85,300	3,507,933

Technogym SpA(3)	16,800	216,620

Terna SpA	52,300	415,073

Tinexta SpA	5,327	232,377

Unipol Gruppo SpA	33,400	177,502

UnipolSai Assicurazioni SpA(2)	64,182	178,188

Webuild SpA(2)	166,800	454,276

		$33,511,146

Japan — 12.9%

Acom Co., Ltd.	41,900	$171,976

Advance Residence Investment Corp.(2)	88	300,266

Aeon Co., Ltd.	26,100	714,222

AGC, Inc.	4,800	205,263

Air Water, Inc.(2)	12,300	183,875

Ajinomoto Co., Inc.	23,100	588,516

Alfresa Holdings Corp.	13,900	211,695

Asahi Intecc Co., Ltd.	8,800	238,454

Astellas Pharma, Inc.	45,900	731,066

Azbil Corp.	3,900	152,093

Bandai Namco Holdings, Inc.	4,200	271,757

Bank of Kyoto, Ltd. (The)(2)	4,500	193,790

Bridgestone Corp.	8,600	378,872

Brother Industries, Ltd.	7,500	152,632

Calbee, Inc.	7,600	174,605

Canon, Inc.(2)	19,500	449,047

Capcom Co., Ltd.	13,200	362,945

Casio Computer Co., Ltd.	15,400	251,005

Central Japan Railway Co.	2,700	392,755

Chiba Bank, Ltd. (The)	41,300	234,942

Chubu Electric Power Co., Inc.	62,200	746,435

Chugai Pharmaceutical Co., Ltd.	17,600	648,569

Chugoku Electric Power Co., Inc. (The)	36,100	326,326

Citizen Watch Co., Ltd.	27,900	109,140

Concordia Financial Group, Ltd.	70,500	252,375

COSMOS Pharmaceutical NV	1,900	322,530

CyberAgent, Inc.	26,800	482,358

Dai Nippon Printing Co., Ltd.	5,700	134,322

Daicel Corp.	19,800	164,442

Daido Steel Co., Ltd.	4,700	221,875

Daifuku Co., Ltd.	2,700	241,945

Daiichi Sankyo Co., Ltd.	45,400	899,115

Daikin Industries, Ltd.	3,100	647,381

Daito Trust Construction Co., Ltd.	3,600	422,964

11	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Daiwa House Industry Co., Ltd.	30,100	$922,872

Daiwa House REIT Investment Corp.	141	419,799

Daiwa Office Investment Corp.	35	252,526

Daiwa Securities Group, Inc.	73,100	384,385

DeNA Co., Ltd.	17,400	327,641

Denka Co., Ltd.	7,700	266,482

Dentsu Group, Inc.(2)	15,500	538,687

DIC Corp.	5,600	151,334

Disco Corp.	800	228,445

East Japan Railway Co.	4,400	293,138

ENEOS Holdings, Inc.	262,200	1,101,396

Ezaki Glico Co., Ltd.	6,000	224,155

Fast Retailing Co., Ltd.	900	610,383

Frontier Real Estate Investment Corp.	64	296,790

FUJIFILM Holdings Corp.	7,400	531,045

Fujitsu, Ltd.	3,600	612,469

Fukuoka Financial Group, Inc.	17,600	296,650

GLP J-REIT	270	483,449

GMO Payment Gateway, Inc.	2,100	269,950

Hakuhodo DY Holdings, Inc.	21,800	331,589

Hamamatsu Photonics K.K.	6,800	378,084

Hankyu Hanshin Holdings, Inc.	4,400	130,111

Hikari Tsushin, Inc.	1,400	242,383

Hirose Electric Co., Ltd.	1,040	155,799

Hisamitsu Pharmaceutical Co., Inc.	4,700	205,862

Hitachi Metals, Ltd.(1)	12,900	251,924

House Foods Group, Inc.	7,700	239,695

Hoya Corp.	9,400	1,326,993

Hulic Co., Ltd.	29,000	329,925

Ibiden Co., Ltd.	3,900	206,603

Idemitsu Kosan Co., Ltd.	31,000	729,736

Industrial & Infrastructure Fund Investment Corp.(2)	174	337,261

Ito En, Ltd.(2)	3,200	188,812

ITOCHU Corp.	14,500	429,189

Iwatani Corp.	8,200	471,082

Japan Exchange Group, Inc.	19,100	434,430

Japan Logistics Fund, Inc.(2)	71	215,438

Japan Post Bank Co., Ltd.	33,500	284,338

Japan Post Holdings Co., Ltd.	60,200	511,004

Japan Real Estate Investment Corp.	83	521,277

Japan Tobacco, Inc.	36,800	719,083

JSR Corp.	10,200	341,904

Kajima Corp.	10,500	135,164

Kakaku.com, Inc.	14,000	382,048

Kaneka Corp.	6,400	253,422

Kansai Paint Co., Ltd.	14,300	351,200

Security	Shares	Value

Japan (continued)

Kao Corp.	14,000	$842,958

KDDI Corp.	50,600	1,547,530

Keikyu Corp.(2)	13,700	162,761

Keio Corp.	2,200	123,231

Keisei Electric Railway Co., Ltd.	5,800	172,739

Kenedix Office Investment Corp.	45	331,830

Kewpie Corp.	9,800	220,372

Keyence Corp.	3,100	1,726,708

Kintetsu Group Holdings Co., Ltd.(1)	5,500	185,850

Kirin Holdings Co., Ltd.	30,200	552,382

Kobayashi Pharmaceutical Co., Ltd.	3,300	263,224

Kobe Bussan Co., Ltd.	10,500	353,539

Konami Holdings Corp.	7,700	426,469

Kubota Corp.	14,300	299,034

Kuraray Co., Ltd.	19,500	181,069

Kyocera Corp.	6,300	389,289

Kyowa Kirin Co., Ltd.	9,500	309,236

Kyushu Electric Power Co., Inc.	55,000	415,755

LaSalle Logiport REIT	165	302,214

Lasertec Corp.	2,000	375,463

Lawson, Inc.	4,600	231,196

Lion Corp.	17,300	299,449

M3, Inc.	12,100	791,421

Makita Corp.	4,000	207,996

Marubeni Corp.	31,400	267,258

Marui Group Co., Ltd.	14,700	257,501

Maruichi Steel Tube, Ltd.	9,300	224,353

Matsumotokiyoshi Holdings Co., Ltd.(2)	7,300	324,354

Medipal Holdings Corp.	12,500	235,415

MEIJI Holdings Co., Ltd.	5,300	328,074

MISUMI Group, Inc.	7,800	271,870

Mitsubishi Chemical Holdings Corp.	50,700	425,419

Mitsubishi Corp.	14,300	401,097

Mitsubishi Electric Corp.	27,500	373,099

Mitsubishi Estate Co., Ltd.	60,800	953,765

Mitsubishi Gas Chemical Co., Inc.	14,200	295,799

Mitsubishi Heavy Industries, Ltd.	4,700	135,798

Mitsubishi Materials Corp.	12,200	254,538

Mitsubishi UFJ Financial Group, Inc.(5)	324,800	1,715,814

Mitsui & Co., Ltd.	18,200	417,734

Mitsui Chemicals, Inc.	10,600	338,022

Mitsui Fudosan Co., Ltd.	46,400	1,085,169

Mitsui Fudosan Logistics Park, Inc.(2)	42	235,158

Mizuho Financial Group, Inc.	73,180	1,045,714

MS&AD Insurance Group Holdings, Inc.	16,500	510,032

Murata Manufacturing Co., Ltd.	11,100	921,142

12	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Nagoya Railroad Co., Ltd.(1)	11,400	$191,972

NEC Corp.	6,600	334,732

Nexon Co., Ltd.	20,900	430,041

Nichirei Corp.	7,300	199,724

Nidec Corp.	6,100	684,685

Nihon Kohden Corp.	9,200	281,052

Nihon M&A Center, Inc.(2)	8,600	239,502

Nintendo Co., Ltd.	3,300	1,696,540

Nippon Accommodations Fund, Inc.	55	336,637

Nippon Building Fund, Inc.	91	588,101

Nippon Express Co., Ltd.	2,500	182,624

Nippon Gas Co., Ltd.	11,100	175,325

Nippon Kayaku Co., Ltd.	17,700	183,548

Nippon Paint Holdings Co., Ltd.(2)	51,300	654,803

Nippon Paper Industries Co., Ltd.	10,000	116,893

Nippon Prologis REIT, Inc.	135	450,841

Nippon Shinyaku Co., Ltd.	4,300	323,495

Nippon Shokubai Co., Ltd.	3,500	168,352

Nippon Telegraph & Telephone Corp.	37,700	965,426

Nissan Motor Co., Ltd.(1)	58,500	339,524

Nissin Foods Holdings Co., Ltd.	5,000	355,802

Nitori Holdings Co., Ltd.	2,200	418,167

Nitto Denko Corp.	6,600	490,370

NOF Corp.	4,300	218,717

Nomura Research Institute, Ltd.	11,600	373,286

NTT Data Corp.	20,600	319,084

Obic Co., Ltd.	1,700	298,781

Odakyu Electric Railway Co., Ltd.(2)	5,100	121,717

Oji Holdings Corp.	48,300	278,473

Omron Corp.	4,700	402,203

Ono Pharmaceutical Co., Ltd.	19,100	436,018

Oracle Corp. Japan	1,900	141,930

Oriental Land Co., Ltd.	3,700	506,901

Osaka Gas Co., Ltd.	39,200	732,362

Otsuka Corp.	4,400	228,627

Otsuka Holdings Co., Ltd.	16,800	667,784

Pan Pacific International Holdings Corp.	14,900	311,023

PeptiDream, Inc.(1)	5,800	239,376

Pigeon Corp.	8,000	230,346

Rakuten Group, Inc.	18,600	204,675

Relo Group, Inc.	14,400	317,792

Resona Holdings, Inc.	91,700	344,304

Ricoh Co., Ltd.	25,600	279,727

Rinnai Corp.	1,700	157,929

ROHM Co., Ltd.	3,200	312,186

Rohto Pharmaceutical Co., Ltd.	10,000	263,631

Security	Shares	Value

Japan (continued)

Ryohin Keikaku Co., Ltd.	9,000	$182,576

Santen Pharmaceutical Co., Ltd.	16,700	226,282

Sawai Group Holdings Co., Ltd.	3,400	145,626

SECOM Co., Ltd.	3,600	272,486

Sekisui House Reit, Inc.	380	334,758

Sekisui House, Ltd.(2)	16,000	316,888

Seven Bank, Ltd.	101,900	222,290

SG Holdings Co., Ltd.	11,400	306,535

Shikoku Electric Power Co., Inc.	45,400	298,730

Shimadzu Corp.	7,900	318,611

Shimano, Inc.	1,800	460,762

Shimizu Corp.	15,300	112,678

Shin-Etsu Chemical Co., Ltd.	12,300	2,006,488

Shizuoka Bank, Ltd. (The)(2)	47,100	340,140

Showa Denko K.K.(2)	12,600	361,542

SMC Corp.	700	416,132

SoftBank Corp.	51,900	677,876

Sony Group Corp.	14,700	1,535,657

Square Enix Holdings Co., Ltd.	7,100	368,396

Sumitomo Corp.	15,000	203,849

Sumitomo Mitsui Financial Group, Inc.	38,000	1,280,944

Sumitomo Mitsui Trust Holdings, Inc.	13,900	456,279

Sumitomo Osaka Cement Co., Ltd.	4,000	114,385

Sumitomo Realty & Development Co., Ltd.	21,300	694,235

Suntory Beverage & Food, Ltd.	6,700	234,918

Suzuken Co., Ltd.	5,100	147,175

Sysmex Corp.	4,900	583,054

Taisei Corp.	4,500	151,656

Taisho Pharmaceutical Holdings Co., Ltd.	4,000	224,012

Taiyo Yuden Co., Ltd.	3,600	184,755

Takashimaya Co., Ltd.	12,400	128,672

TEIJIN, Ltd.	12,200	183,695

Terumo Corp.	19,600	760,690

TIS, Inc.	8,700	225,645

Tobu Railway Co., Ltd.	9,300	241,837

Toho Co., Ltd.	9,300	404,871

Toho Gas Co., Ltd.(2)	10,100	490,936

Tohoku Electric Power Co., Inc.	55,600	421,238

Tokai Carbon Co., Ltd.	18,400	243,052

Tokio Marine Holdings, Inc.	19,000	905,560

Tokyo Gas Co., Ltd.	33,700	637,898

Tokyo Ohka Kogyo Co., Ltd.	4,000	259,246

Tokyu Corp.	9,800	131,346

Toppan, Inc.	7,900	134,008

Toshiba Corp.	6,400	275,465

Tosoh Corp.	20,400	358,001

13	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

TOTO, Ltd.	3,200	$165,921

Toyo Suisan Kaisha, Ltd.	7,200	274,877

Toyota Industries Corp.	4,600	385,871

Toyota Motor Corp.	28,500	2,558,601

Trend Micro, Inc.	3,900	203,046

Tsuruha Holdings, Inc.	2,400	283,356

Unicharm Corp.	14,700	590,019

USS Co., Ltd.	8,100	141,004

Welcia Holdings Co., Ltd.	8,400	285,933

West Japan Railway Co.	4,300	233,629

Yakult Honsha Co., Ltd.	6,500	384,117

Yamaguchi Financial Group, Inc.	32,200	185,114

Yamato Holdings Co., Ltd.	6,600	190,213

Yamazaki Baking Co., Ltd.(2)	15,300	210,069

Z Holdings Corp.	120,000	600,621

Zeon Corp.	17,700	241,840

ZOZO, Inc.	8,300	282,687

		$95,418,166

Netherlands — 4.5%

ABN AMRO Bank NV(1)(3)	39,700	$462,768

Aegon NV(2)	114,300	486,644

ASML Holding NV	9,428	7,206,610

ASR Nederland NV	12,100	497,269

Boskalis Westminster NV	12,178	383,231

Corbion NV	20,000	1,094,890

CureVac NV(1)(2)	2,600	128,076

Euronext NV(3)	7,000	778,723

Flow Traders(3)	7,300	296,882

GrandVision NV(1)(3)	6,200	208,661

IMCD NV	5,176	896,804

Intertrust NV(1)(3)	19,500	321,949

JDE Peet’s NV(2)	36,560	1,230,351

Just Eat Takeaway.com NV(1)(3)	2,700	239,762

Koninklijke Ahold Delhaize NV	77,272	2,401,987

Koninklijke DSM NV	14,408	2,904,384

Koninklijke KPN NV(2)	746,650	2,450,036

Koninklijke Philips NV	63,457	2,925,967

Koninklijke Vopak NV	13,000	550,453

NN Group NV	20,550	1,021,671

NSI NV	5,968	248,081

PostNL NV	71,792	388,509

Prosus NV(1)	28,673	2,558,159

SBM Offshore NV	42,517	617,190

Signify NV(3)	11,700	655,419

Van Lanschot Kempen NV	2,900	74,477

Security	Shares	Value

Netherlands (continued)

Vastned Retail NV	7,610	$227,443

Wolters Kluwer NV	17,095	1,948,887

		$33,205,283

New Zealand — 1.1%

a2 Milk Co., Ltd. (The)(1)(2)	138,464	$602,023

Argosy Property, Ltd.	144,849	164,480

Auckland International Airport, Ltd.(1)	145,752	735,370

Contact Energy, Ltd.	53,366	303,337

Fisher & Paykel Healthcare Corp., Ltd.	29,761	655,096

Fletcher Building, Ltd.	202,321	1,077,299

Genesis Energy, Ltd.	38,800	92,804

Goodman Property Trust(2)	179,900	305,242

Heartland Group Holdings, Ltd.	183,499	262,147

Infratil, Ltd.	32,081	163,418

Kathmandu Holdings, Ltd.	154,315	147,187

Mercury NZ, Ltd.	54,400	250,297

Precinct Properties New Zealand, Ltd.	265,100	295,183

Pushpay Holdings, Ltd.(1)	115,268	136,673

Restaurant Brands New Zealand, Ltd.(1)	19,660	219,344

SKYCITY Entertainment Group, Ltd.(1)	231,739	520,013

Spark New Zealand, Ltd.	258,931	854,671

Volpara Health Technologies, Ltd.(1)(2)	68,123	56,074

Xero, Ltd.(1)	6,814	706,968

Z Energy, Ltd.	168,235	345,666

		$7,893,292

Norway — 2.2%

ArcticZymes Technologies ASA(1)	15,700	$189,108

Atea ASA(1)	48,489	923,857

Bergenbio ASA(1)(2)	25,475	70,604

Borregaard ASA	27,054	703,781

DHT Holdings, Inc.	13,700	79,460

DNB Bank ASA	54,951	1,125,200

Entra ASA(3)	58,483	1,424,588

Equinor ASA(2)	60,110	1,170,894

Europris ASA(3)	82,000	551,756

Fjordkraft Holding ASA(3)	18,200	103,566

Frontline, Ltd.	20,000	160,514

Gjensidige Forsikring ASA	16,200	370,706

Golar LNG, Ltd.(1)	17,900	199,764

Kongsberg Gruppen ASA	25,020	716,597

Medistim ASA	2,311	82,516

Mowi ASA	40,150	1,023,013

Nordic American Tankers, Ltd.	20,400	53,244

14	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway (continued)

Nordic Nanovector ASA(1)(2)	44,014	$107,031

Opera, Ltd. ADR(1)	61,800	596,988

Orkla ASA	75,100	682,088

Sbanken ASA(3)	7,500	91,332

Scatec ASA(3)	40,263	865,067

Schibsted ASA, Class A	4,900	259,717

Schibsted ASA, Class B	6,500	300,655

SFL Corp, Ltd.	7,300	50,151

SpareBank 1 SMN	14,400	199,830

Telenor ASA	56,200	975,752

Tomra Systems ASA	22,377	1,293,104

Veidekke ASA	20,997	270,442

Yara International ASA	33,282	1,754,179

		$16,395,504

Portugal — 1.1%

Banco Comercial Portugues S.A.(1)(2)	7,064,053	$1,005,475

Corticeira Amorim SGPS S.A.	27,338	340,598

CTT - Correios de Portugal S.A.	124,656	648,555

EDP - Energias de Portugal S.A.	211,095	1,094,944

EDP Renovaveis S.A.	3,900	91,578

Galp Energia SGPS S.A., Class B	123,229	1,201,694

Jeronimo Martins SGPS S.A.	73,821	1,504,700

Navigator Co. S.A. (The)	309,419	1,114,371

NOS SGPS S.A.	253,048	938,192

REN - Redes Energeticas Nacionais SGPS S.A.	29,300	81,759

		$8,021,866

Singapore — 2.3%

AEM Holdings, Ltd.(2)	49,600	$143,092

Ascendas Real Estate Investment Trust	109,000	250,835

BW LPG, Ltd.(3)	9,091	52,507

CapitaLand Integrated Commercial Trust	215,740	341,856

CapitaLand, Ltd.	159,500	473,869

China Aviation Oil Singapore Corp, Ltd.	96,100	71,618

ComfortDelGro Corp., Ltd.	337,300	391,306

Flex, Ltd.(1)	81,400	1,462,758

Frasers Centrepoint Trust	56,900	101,657

Genting Singapore, Ltd.	1,170,700	698,555

Haw Par Corp, Ltd.	20,500	202,498

Jardine Cycle & Carriage, Ltd.	22,400	338,886

Keppel Corp., Ltd.	149,500	604,397

Keppel DC REIT	92,156	179,418

Keppel Infrastructure Trust	801,185	325,573

Keppel REIT(2)	110,000	97,509

Security	Shares	Value

Singapore (continued)

Manulife US Real Estate Investment Trust	113,000	$85,935

Mapletree Commercial Trust	83,109	132,315

Mapletree Industrial Trust	71,610	158,557

Mapletree Logistics Trust	154,800	241,019

Nanofilm Technologies International, Ltd.(1)(2)	31,300	142,802

Oversea-Chinese Banking Corp., Ltd.	118,100	1,068,478

Parkway Life Real Estate Investment Trust	33,400	114,421

Raffles Medical Group, Ltd.	220,700	234,669

Sembcorp Industries, Ltd.	141,300	217,962

Sheng Siong Group, Ltd.	269,200	312,032

Singapore Airlines, Ltd.(1)(2)	162,600	609,590

Singapore Exchange, Ltd.	57,600	503,999

Singapore Post, Ltd.	491,500	232,249

Singapore Press Holdings, Ltd.	563,700	782,123

Singapore Technologies Engineering, Ltd.	186,800	551,654

Singapore Telecommunications, Ltd.(6)	84,700	141,978

Singapore Telecommunications, Ltd.(6)	638,600	1,070,349

SPH REIT	158,700	107,140

StarHub, Ltd.	360,700	322,237

Suntec Real Estate Investment Trust	89,800	96,637

UMS Holdings, Ltd.	112,500	133,740

United Overseas Bank, Ltd.	48,900	945,412

UOL Group, Ltd.	19,600	105,342

Venture Corp., Ltd.	48,100	674,691

Wilmar International, Ltd.	579,300	1,855,239

		$16,576,904

Spain — 4.2%

Acerinox S.A.	74,810	$1,000,047

Aena SME S.A.(1)(3)	7,571	1,205,657

Almirall S.A.	49,275	781,841

Amadeus IT Group S.A.(1)	44,850	2,941,298

Banco Santander S.A.	545,973	1,999,982

Bankinter S.A.	54,252	296,383

CaixaBank S.A.	141,229	419,437

Cellnex Telecom S.A.(3)	62,084	4,048,907

Cia de Distribucion Integral Logista Holdings S.A.	26,697	575,480

Ebro Foods S.A.(2)	36,000	730,516

Enagas S.A.	18,800	431,789

Faes Farma S.A.	89,052	347,581

Fluidra S.A.	17,023	690,090

Gestamp Automocion S.A.(1)(3)	28,900	141,326

Global Dominion Access S.A.(3)	31,250	166,908

Grifols S.A.(2)	62,700	1,594,575

Grupo Catalana Occidente S.A.	2,596	97,188

Iberdrola S.A.	200,233	2,409,817

15	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Indra Sistemas S.A.(1)	10,400	$108,872

Industria de Diseno Textil S.A.	87,775	2,977,009

Laboratorios Farmaceuticos Rovi S.A.	6,200	437,653

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	54,252	109,375

Mapfre S.A.	148,417	305,758

Merlin Properties Socimi S.A.	187,800	2,106,372

Neinor Homes S.A.(1)(3)	10,000	145,542

Pharma Mar S.A.	2,300	196,664

Red Electrica Corp. S.A.	26,578	526,477

Repsol S.A.	263,166	2,882,434

Siemens Gamesa Renewable Energy S.A.(1)(2)	25,400	708,377

Tecnicas Reunidas S.A.(1)(2)	7,006	59,234

Viscofan S.A.	5,805	403,114

Zardoya Otis S.A.	30,400	206,014

		$31,051,717

Sweden — 4.4%

AcadeMedia AB(3)	7,500	$72,615

Alfa Laval AB	6,950	290,238

Arjo AB, Class B	29,560	373,395

Assa Abloy AB, Class B	16,810	539,202

Atlas Copco AB, Class A	7,600	514,710

Atrium Ljungberg AB, Class B	7,700	188,497

Attendo AB(1)(3)	51,800	253,520

Avanza Bank Holding AB	31,760	1,028,668

Axfood AB	24,587	665,489

Betsson AB(1)	23,476	188,937

BHG Group AB(1)	4,300	66,324

Bilia AB, Class A	3,000	64,371

BillerudKorsnas AB	45,811	990,997

BioGaia AB, Class B	4,249	254,074

Boozt AB(1)(3)	3,300	71,111

Camurus AB(1)	3,700	78,543

Castellum AB	23,939	670,461

Catena AB	3,800	227,865

CELLINK AB(1)	2,700	176,275

Cibus Nordic Real Estate AB	7,400	201,656

Dios Fastigheter AB	19,400	220,188

Dometic Group AB(3)	13,100	222,351

Dustin Group AB(2)(3)	10,600	123,023

Electrolux AB, Series B(2)	11,000	288,897

Embracer Group AB(1)	20,945	542,088

Epiroc AB, Class A	16,126	375,649

Epiroc AB, Class B	11,200	225,024

Essity AB, Class B	62,085	2,031,280

Evolution AB(3)	7,183	1,249,844

Fabege AB	29,218	505,974

Security	Shares	Value

Sweden (continued)

Fingerprint Cards AB, Class B(1)	205,863	$733,762

Getinge AB, Class B	19,600	851,758

Hansa Biopharma AB(1)	4,500	60,088

Holmen AB, Class B	20,516	1,080,006

Hufvudstaden AB, Class A	16,200	296,111

Husqvarna AB, Class B	34,170	478,162

ICA Gruppen AB	16,600	820,623

Industrivarden AB, Class A	3,800	151,619

Indutrade AB	9,447	308,146

Investor AB	12,800	318,044

Investor AB, Class B	37,600	931,146

JM AB	7,000	247,013

Karo Pharma AB(1)	29,600	188,066

Kungsleden AB	24,000	324,026

Lifco AB, Class B	10,000	293,299

Lundin Energy AB	29,152	908,795

MIPS AB	1,100	116,161

Mycronic AB(2)	26,942	791,253

NCC AB, Class B	6,000	106,617

Nibe Industrier AB, Class B	17,992	215,004

Nobia AB	10,000	81,967

Paradox Interactive AB	8,600	173,075

RaySearch Laboratories AB(1)(2)	11,321	111,381

Saab AB, Class B	4,437	134,631

Samhallsbyggnadsbolaget i Norden AB	42,000	149,449

Sandvik AB	8,000	208,610

Sectra AB(1)	3,463	275,953

Securitas AB, Class B	12,200	215,128

Sinch AB(1)(3)	13,000	262,154

Skanska AB, Class B	9,000	254,067

SkiStar AB(1)	4,900	91,559

Spotify Technology S.A.(1)	3,400	777,478

Stillfront Group AB(1)	9,000	68,640

Svenska Cellulosa AB SCA, Class B	83,964	1,561,742

Svenska Handelsbanken AB, Class A	82,000	924,083

Swedbank AB, Class A	22,300	434,262

Swedish Orphan Biovitrum AB(1)	22,039	430,714

Tele2 AB, Class B	46,720	686,271

Telefonaktiebolaget LM Ericsson, Class B	140,700	1,622,858

Telia Co. AB	130,400	571,974

Tethys Oil AB	12,500	83,179

Thule Group AB(3)	4,200	212,054

Vitrolife AB	11,800	672,428

Wallenstam AB, Class B	24,800	416,439

Wihlborgs Fastigheter AB	18,900	440,344

		$32,781,405

16	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland — 9.1%

Allreal Holding AG	2,788	$576,568

ALSO Holding AG(1)	1,869	575,049

Baloise Holding AG	3,668	578,335

Banque Cantonale Vaudoise	4,280	382,084

Belimo Holding AG	1,180	609,436

BKW AG	2,892	318,578

Bucher Industries AG	401	223,164

Bystronic AG	75	103,198

Cembra Money Bank AG	3,380	351,131

Cie Financiere Richemont S.A.(1)	58,476	7,483,126

Comet Holding AG	3,006	984,296

Daetwyler Holding AG, Bearer Shares	493	178,975

DKSH Holding AG	6,642	561,492

dormakaba Holding AG	707	489,084

Ems-Chemie Holding AG	1,293	1,433,368

Forbo Holding AG	305	652,806

Galenica AG(3)	5,783	439,005

Geberit AG	1,491	1,224,227

Givaudan S.A.	558	2,785,113

Gurit Holding AG	178	402,776

Helvetia Holding AG	4,114	447,455

Huber+Suhner AG	3,060	260,246

Inficon Holding AG	524	631,289

Interroll Holding AG	40	182,845

Intershop Holding AG	234	161,394

Kuehne & Nagel International AG	3,878	1,308,177

Landis+Gyr Group AG(1)	5,524	437,213

LEM Holding S.A.	200	499,931

Logitech International S.A.	26,919	2,957,574

Mobimo Holding AG(1)	949	325,569

Nestle S.A.	68,670	8,695,658

Novartis AG	38,647	3,574,012

Partners Group Holding AG	914	1,561,445

Roche Holding AG PC	9,751	3,766,929

Roche Holding AG, Bearer Shares	1,301	558,423

Schindler Holding AG	1,944	605,754

Schindler Holding AG PC	2,895	937,214

Schweiter Technologies AG	220	344,393

SFS Group AG	1,137	169,520

SGS S.A.	348	1,126,363

Siegfried Holding AG(1)	376	380,468

SIG Combibloc Group AG(1)	20,416	602,390

Sika AG	11,917	4,198,006

Stadler Rail AG(2)	9,144	401,319

Swatch Group AG (The)	3,207	1,069,800

Swiss Life Holding AG	1,733	893,886

Security	Shares	Value

Switzerland (continued)

Swiss Prime Site AG	16,418	$1,748,236

Swisscom AG	3,821	2,296,428

Tecan Group AG	681	392,712

u-blox Holding AG(1)	3,125	246,557

UBS Group AG	93,192	1,535,410

Valiant Holding AG	3,200	332,805

Valora Holding AG(1)	1,474	333,697

VAT Group AG(3)	1,537	603,357

Vontobel Holding AG	5,350	471,724

Zur Rose Group AG(1)	1,100	409,021

Zurich Insurance Group AG	5,566	2,244,070

		$67,063,101

United Kingdom — 9.1%

3i Group PLC	23,056	$409,779

Abrdn PLC	48,718	192,189

Admiral Group PLC	5,900	278,707

Assura PLC	231,800	251,614

AstraZeneca PLC	33,000	3,792,026

Atlantica Sustainable Infrastructure PLC(2)	7,100	282,296

Auto Trader Group PLC(1)(3)	65,800	596,158

Avast PLC(3)	84,100	677,743

Aviva PLC	80,319	431,364

B&M European Value Retail S.A.	40,600	311,923

BAE Systems PLC	53,000	424,930

Bellway PLC	5,400	246,550

Berkeley Group Holdings PLC	4,400	296,243

BHP Group PLC	59,700	1,932,867

Big Yellow Group PLC	13,089	263,823

BP PLC	709,300	2,847,148

British American Tobacco PLC	26,500	985,598

BT Group PLC(1)	536,600	1,292,527

Bunzl PLC	6,100	225,988

Burberry Group PLC	9,000	258,152

Centamin PLC	159,300	237,100

Civitas Social Housing PLC	80,000	131,554

Compass Group PLC(1)	48,700	1,029,025

Countryside Properties PLC(1)(3)	32,015	233,963

Croda International PLC	5,987	700,846

Daily Mail & General Trust PLC, Class A	24,002	365,018

Derwent London PLC	8,000	403,379

Diploma PLC	3,800	156,102

Direct Line Insurance Group PLC	42,288	174,807

Domino’s Pizza Group PLC	39,048	227,520

Electrocomponents PLC	17,859	252,307

Equiniti Group PLC(1)(3)	48,600	120,889

17	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)

Essentra PLC	29,000	$114,259

Experian PLC	18,238	802,943

Farfetch, Ltd., Class A(1)	4,400	220,528

Ferguson PLC	3,745	525,008

Fresnillo PLC	32,200	366,317

G4S PLC(1)	65,386	222,672

Games Workshop Group PLC	1,807	285,488

GlaxoSmithKline PLC	113,400	2,238,950

Grainger PLC	92,602	389,454

Great Portland Estates PLC	23,683	250,650

Greggs PLC(1)	7,435	284,893

Halma PLC	33,980	1,363,991

Hikma Pharmaceuticals PLC	9,900	364,037

Hill & Smith Holdings PLC	9,718	219,390

Hiscox, Ltd.(1)	11,000	133,576

HomeServe PLC	10,900	141,424

Howden Joinery Group PLC	23,000	286,616

HSBC Holdings PLC	268,700	1,483,276

Ibstock PLC(3)	66,300	196,999

IG Group Holdings PLC	14,640	181,370

IMI PLC	12,880	315,108

Imperial Brands PLC	25,000	535,258

Inchcape PLC	19,600	231,510

Intertek Group PLC	4,100	293,748

J Sainsbury PLC	46,200	181,928

John Laing Group PLC(3)	15,800	87,989

Kainos Group PLC	13,600	326,466

Kingfisher PLC	47,900	246,035

Land Securities Group PLC	51,600	507,867

Lloyds Banking Group PLC	1,173,520	741,978

London Stock Exchange Group PLC	4,413	460,149

LondonMetric Property PLC	90,700	313,339

LXi REIT PLC	62,400	124,914

Manchester United PLC, Class A(2)	9,700	155,976

Marks & Spencer Group PLC(1)	83,100	156,438

Marshalls PLC	23,600	239,395

Micro Focus International PLC ADR	50,400	279,216

Mondi PLC	19,940	552,812

Moneysupermarket.com Group PLC	34,300	121,056

National Grid PLC	244,616	3,127,689

Natwest Group PLC	146,005	409,795

NCC Group PLC	72,058	315,064

Next PLC(1)	3,900	427,220

Nomad Foods, Ltd.(1)	11,900	310,828

Ocado Group PLC(1)	12,900	332,401

Pearson PLC	61,614	742,477

Security	Shares	Value

United Kingdom (continued)

Pennon Group PLC	32,533	$577,282

Persimmon PLC	9,800	395,309

Phoenix Group Holdings PLC	17,800	167,744

Primary Health Properties PLC	175,969	400,310

QinetiQ Group PLC	19,500	89,152

Reckitt Benckiser Group PLC	11,400	872,096

RELX PLC	36,080	1,060,546

Renishaw PLC	4,500	320,100

Rentokil Initial PLC	39,000	307,222

Rightmove PLC	66,300	646,720

Rio Tinto PLC	27,400	2,327,367

Rotork PLC	45,595	228,646

Royal Dutch Shell PLC, Class A	150,900	3,033,234

Royal Mail PLC	29,400	205,987

Safestore Holdings PLC	19,133	280,742

Sage Group PLC (The)	100,200	976,688

Savills PLC	20,718	330,892

Segro PLC	88,953	1,503,683

Serco Group PLC	78,000	153,343

Severn Trent PLC	24,400	948,466

Shaftesbury PLC(2)	42,565	348,910

Sirius Real Estate, Ltd.	213,547	352,911

Softcat PLC	18,500	497,160

Spectris PLC	13,500	670,091

Spirax-Sarco Engineering PLC	1,720	358,360

Spirent Communications PLC	89,600	316,327

St. James’s Place PLC	9,400	207,101

St. Modwen Properties PLC	44,169	342,816

Standard Chartered PLC	38,500	230,800

Taylor Wimpey PLC	90,000	205,764

Telecom Plus PLC	12,700	180,870

THG PLC(1)	14,500	118,051

Tritax Big Box REIT PLC	152,000	444,685

UK Commercial Property REIT, Ltd.	77,300	87,143

Unilever PLC(6)	17,280	994,491

Unilever PLC(6)	25,541	1,471,937

United Utilities Group PLC	65,000	967,817

Vistry Group PLC	14,949	247,754

Vodafone Group PLC	1,379,000	2,217,365

WM Morrison Supermarkets PLC	148,000	550,053

		$67,274,567

Total Common Stocks (identified cost $584,829,566)		$731,634,910

18	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Portfolio of Investments — continued

Rights(1) — 0.0%(7)
Security	Shares	Value

Service Stream, Ltd., Exp. 8/9/21	66,267	$243

Total Rights (identified cost $0)		$243

Short-Term Investments — 1.5%

Affiliated Fund — 0.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(8)	3,218,656	$3,218,656

Total Affiliated Fund (identified cost $3,218,656)		$3,218,656

Securities Lending Collateral — 1.1%
Security	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(9)	8,149,128	$8,149,128

Total Securities Lending Collateral (identified cost $8,149,128)		$8,149,128

Total Short-Term Investments (identified cost $11,367,784)		$11,367,784

Total Investments — 100.7% (identified cost $596,197,350)		$743,002,937

Other Assets, Less Liabilities — (0.7)%		$(5,395,013)

Net Assets — 100.0%		$737,607,924

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2021. The aggregate market value of securities on loan at July 31, 2021 was $23,221,310.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $32,157,118 or 4.4% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(6)	Securities are traded on separate exchanges for the same entity.
(7)	Amount is less than 0.05%.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	10.8%	$79,663,095

Financials	10.8	79,523,535

Consumer Discretionary	10.2	75,524,173

Information Technology	10.2	75,360,580

Health Care	9.9	73,093,150

Consumer Staples	9.7	71,528,465

Materials	9.6	70,807,971

Communication Services	8.3	60,970,098

Real Estate	8.2	60,049,928

Utilities	6.6	48,967,066

Energy	4.9	36,147,092

Short-Term Investments	1.5	11,367,784

Total Investments	100.7%	$743,002,937

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

19	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Unaffiliated investments, at value including $23,221,310 of securities on loan (identified cost, $591,355,355)	$738,068,467

Affiliated investments, at value (identified cost, $4,841,995)	4,934,470

Foreign currency, at value (identified cost, $1,836,519)	1,833,323

Dividends receivable	661,007

Dividends receivable from affiliated investments	81

Receivable for investments sold	3,483,625

Receivable for Fund shares sold	1,085,037

Securities lending income receivable	47,639

Tax reclaims receivable	1,435,989

Receivable from affiliates	31,385

Total assets	$751,581,023

Liabilities

Collateral for securities loaned	$8,149,128

Payable for investments purchased	3,508,694

Payable for Fund shares redeemed	1,811,253

Payable to affiliates:

Investment adviser and administration fee	249,968

Distribution and service fees	26,855

Accrued expenses	227,201

Total liabilities	$13,973,099

Net Assets	$737,607,924

Sources of Net Assets

Paid-in capital	$575,065,489

Distributable earnings	162,542,435

Total	$737,607,924

Class A Shares

Net Assets	$114,066,021

Shares Outstanding	6,981,719

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.34

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$17.34

Institutional Class Shares

Net Assets	$455,233,534

Shares Outstanding	27,677,292

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.45

Class R Shares

Net Assets	$5,924,725

Shares Outstanding	365,690

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.20

Class R6 Shares

Net Assets	$162,383,644

Shares Outstanding	9,879,642

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

20	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Dividends (net of foreign taxes, $1,459,630)	$12,656,122

Dividends from affiliated investments (net of foreign taxes, $3,680)	34,291

Securities lending income, net	388,305

Other income	144,402

Total investment income	$13,223,120

Expenses

Investment adviser and administration fee	$1,436,638

Distribution and service fees

Class A	148,258

Class R	13,884

Trustees’ fees and expenses	17,525

Custodian fee	133,283

Transfer and dividend disbursing agent fees	187,403

Legal and accounting services	22,743

Printing and postage	16,461

Registration fees	45,462

Miscellaneous	65,916

Total expenses	$2,087,573

Deduct —

Allocation of expenses to affiliates	$146,569

Total expense reductions	$146,569

Net expenses	$1,941,004

Net investment income	$11,282,116

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$11,049,484

Investment transactions — affiliated investments	23

Foreign currency transactions	(76,989)

Net realized gain	$10,972,518

Change in unrealized appreciation (depreciation) —

Investments	$43,906,589

Investments — affiliated investments	7,465

Foreign currency	(25,415)

Net change in unrealized appreciation (depreciation)	$43,888,639

Net realized and unrealized gain	$54,861,157

Net increase in net assets from operations	$66,143,273

21	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$11,282,116	$11,614,460

Net realized gain (loss)	10,972,518	(1,499,077)

Net change in unrealized appreciation (depreciation)	43,888,639	48,311,534

Net increase in net assets from operations	$66,143,273	$58,426,917

Distributions to shareholders —

Class A	$—	$(1,549,610)

Institutional Class	—	(6,125,067)

Class R	—	(64,563)

Class R6	—	(2,442,274)

Total distributions to shareholders	$—	$(10,181,514)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$13,524,719	$44,397,162

Institutional Class	54,612,256	139,733,312

Class R	763,071	1,563,824

Class R6	16,753,907	68,788,701

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	—	1,543,298

Institutional Class	—	5,899,391

Class R	—	64,560

Class R6	—	2,442,274

Cost of shares redeemed

Class A	(23,808,909)	(47,308,228)

Institutional Class	(39,446,726)	(130,778,358)

Class R	(416,424)	(794,029)

Class R6	(19,159,527)	(44,347,344)

Net increase in net assets from Fund share transactions	$2,822,367	$41,204,563

Net increase in net assets	$68,965,640	$89,449,966

Net Assets

At beginning of period	$668,642,284	$579,192,318

At end of period	$737,607,924	$668,642,284

22	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Financial Highlights

	Class A

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$14.890		$13.670	$12.560	$14.350	$11.570	$10.750

Income (Loss) From Operations

Net investment income(1)	$0.232		$0.249	$0.298	$0.301	$0.272	$0.198

Net realized and unrealized gain (loss)	1.218		1.175	1.144	(1.700)	2.869	0.810

Total income (loss) from operations	$1.450		$1.424	$1.442	$(1.399)	$3.141	$1.008

Less Distributions

From net investment income	$—		$(0.195)	$(0.277)	$(0.211)	$(0.361)	$(0.178)

From net realized gain	—		(0.009)	(0.055)	(0.180)	—	(0.010)

Total distributions	$—		$(0.204)	$(0.332)	$(0.391)	$(0.361)	$(0.188)

Net asset value — End of period	$16.340		$14.890	$13.670	$12.560	$14.350	$11.570

Total Return(2)(3)	9.74	%(4)	10.35%	11.53%	(9.73)%	27.29%	9.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$114,066		$113,340	$103,801	$65,056	$59,858	$34,386

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.75	%(5)	0.75%	0.75%	0.75%	0.75%	0.84%

Net investment income	2.94	%(5)	1.90%	2.24%	2.27%	2.06%	1.75%

Portfolio Turnover	17	%(4)	16%	27%	30%	36%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.

(3)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.11%, 0.11% and 0.23% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

23	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Financial Highlights — continued

	Institutional Class

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$14.980		$13.740	$12.610	$14.410	$11.610	$10.770

Income (Loss) From Operations

Net investment income(1)	$0.253		$0.279	$0.297	$0.310	$0.312	$0.257

Net realized and unrealized gain (loss)	1.217		1.196	1.194	(1.689)	2.874	0.788

Total income (loss) from operations	$1.470		$1.475	$1.491	$(1.379)	$3.186	$1.045

Less Distributions

From net investment income	$—		$(0.226)	$(0.306)	$(0.241)	$(0.386)	$(0.195)

From net realized gain	—		(0.009)	(0.055)	(0.180)	—	(0.010)

Total distributions	$—		$(0.235)	$(0.361)	$(0.421)	$(0.386)	$(0.205)

Net asset value — End of period	$16.450		$14.980	$13.740	$12.610	$14.410	$11.610

Total Return(2)(3)	9.81	%(4)	10.75%	11.79%	(9.53)%	27.60%	9.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$455,234		$400,149	$359,605	$151,107	$86,446	$55,324

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.50	%(5)	0.50%	0.50%	0.50%	0.50%	0.60%

Net investment income	3.17	%(5)	2.11%	2.21%	2.35%	2.36%	2.26%

Portfolio Turnover	17	%(4)	16%	27%	30%	36%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.11%, 0.11% and 0.24% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

24	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Financial Highlights — continued

	Class R

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$14.790		$13.590	$12.490	$14.290	$11.530	$10.740

Income (Loss) From Operations

Net investment income(1)	$0.210		$0.204	$0.237	$0.231	$0.259	$0.064

Net realized and unrealized gain (loss)	1.200		1.180	1.172	(1.657)	2.827	0.919

Total income (loss) from operations	$1.410		$1.384	$1.409	$(1.426)	$3.086	$0.983

Less Distributions

From net investment income	$—		$(0.175)	$(0.254)	$(0.194)	$(0.326)	$(0.183)

From net realized gain	—		(0.009)	(0.055)	(0.180)	—	(0.010)

Total distributions	$—		$(0.184)	$(0.309)	$(0.374)	$(0.326)	$(0.193)

Net asset value — End of period	$16.200		$14.790	$13.590	$12.490	$14.290	$11.530

Total Return(2)(3)	9.53	%(4)	10.20%	11.25%	(9.96)%	26.90%	9.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,925		$5,082	$3,713	$1,939	$1,167	$786

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.00	%(5)	1.00%	1.00%	1.00%	1.00%	1.04%

Net investment income	2.67	%(5)	1.55%	1.79%	1.77%	1.98%	0.56%

Portfolio Turnover	17	%(4)	16%	27%	30%	36%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.11%, 0.11% and 0.19% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

25	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Financial Highlights — continued

	Class R6

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$14.960		$13.730	$12.600	$14.410	$11.610	$10.770

Income (Loss) From Operations

Net investment income(1)	$0.254		$0.275	$0.342	$0.363	$0.319	$0.267

Net realized and unrealized gain (loss)	1.226		1.198	1.155	(1.746)	2.875	0.780

Total income (loss) from operations	$1.480		$1.473	$1.497	$(1.383)	$3.194	$1.047

Less Distributions

From net investment income	$—		$(0.234)	$(0.312)	$(0.247)	$(0.394)	$(0.197)

From net realized gain	—		(0.009)	(0.055)	(0.180)	—	(0.010)

Total distributions	$—		$(0.243)	$(0.367)	$(0.427)	$(0.394)	$(0.207)

Net asset value — End of period	$16.440		$14.960	$13.730	$12.600	$14.410	$11.610

Total Return(2)(3)	9.89	%(4)	10.75%	11.85%	(9.56)%	27.67%	9.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$162,384		$150,071	$112,074	$91,371	$109,225	$84,858

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.47	%(5)	0.47%	0.47%	0.47%	0.47%	0.58%

Net investment income	3.20	%(5)	2.07%	2.56%	2.72%	2.42%	2.34%

Portfolio Turnover	17	%(4)	16%	27%	30%	36%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04%, 0.07%, 0.06%, 0.11%, 0.11% and 0.25% of average daily net assets for the six months ended July 31, 2021 and the years ended January 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

26	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares which were redesignated as Class A shares on January 15, 2020, and only for such shareholders’ accounts established prior to such date. Institutional Class, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended July 31, 2021, the Fund received approximately $144,000 from Finland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

27

Parametric

International Equity Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $591,703 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2021, $591,703 are short-term.

28

Parametric

International Equity Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$603,660,824

Gross unrealized appreciation	$167,914,401

Gross unrealized depreciation	(28,572,288)

Net unrealized appreciation	$139,342,113

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement and related fee reduction agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.400%

$1 billion but less than $2.5 billion	0.375%

$2.5 billion but less than $5 billion	0.360%

$5 billion and over	0.350%

For the six months ended July 31, 2021, the investment adviser and administration fee amounted to $1,436,638 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Class A, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2022. Pursuant to this agreement, EVM and Parametric were allocated $146,569 in total of the Fund’s operating expenses for the six months ended July 31, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2021, EVM earned $7,232 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $129 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2021. EVD also received distribution and service fees from Class A and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2021 amounted to $148,258 for Class A shares.

29

Parametric

International Equity Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended July 31, 2021, the Fund paid or accrued to EVD $6,942 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2021 amounted to $6,942 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2021, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $139,413,592 and $122,886,542, respectively, for the six months ended July 31, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	852,232	3,721,595

Issued to shareholders electing to receive payments of distributions in Fund shares	—	104,777

Redemptions	(1,479,859)	(3,807,911)

Net increase (decrease)	(627,627)	18,461

Institutional Class	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	3,409,384	10,891,613

Issued to shareholders electing to receive payments of distributions in Fund shares	—	397,595

Redemptions	(2,450,632)	(10,741,029)

Net increase	958,752	548,179

30

Parametric

International Equity Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	48,192	125,033

Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,415

Redemptions	(26,128)	(58,975)

Net increase	22,064	70,473

Class R6	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	1,049,877	5,086,627

Issued to shareholders electing to receive payments of distributions in Fund shares	—	164,536

Redemptions	(1,199,382)	(3,383,215)

Net increase (decrease)	(149,505)	1,867,948

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2021.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At July 31, 2021, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $23,221,310 and $24,817,525, respectively. Collateral received was comprised of cash of $8,149,128 and U.S. government and/or agencies securities of $16,668,397. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

31

Parametric

International Equity Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$8,149,128	$—	$—	$—	$8,149,128

The carrying amount of the liability for collateral for securities loaned at July 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2021.

10  Investments in Affiliated Issuers and Funds

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $4,934,470, which represents 0.7% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended July 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks

Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$—	$—	$7,465	$1,715,814	$33,117	324,800

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	5,041,104	43,544,537	(45,367,008)	23	—	3,218,656	1,174	3,218,656

Totals				$23	$7,465	$4,934,470	$34,291

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 3).

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Parametric

International Equity Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$5,572,686	$213,603,800		$0	$219,176,486

Developed Europe	6,509,687	489,246,711		0	495,756,398

Developed Middle East	3,111,699	13,590,327		—	16,702,026

Total Common Stocks	$15,194,072	$716,440,838	**	$0	$731,634,910

Rights	$—	$243		$—	$243

Short-Term Investments	8,149,128	3,218,656		—	11,367,784

Total Investments	$23,343,200	$719,659,737		$0	$743,002,937

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2021 is not presented.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

33

Parametric

International Equity Fund

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Parametric International Equity Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	22,323,814.787	363,961.535	777,779.651	0

Proposal 2	22,269,416.228	398,808.153	797,331.593	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

34

Parametric

International Equity Fund

July 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

35

Parametric

International Equity Fund

July 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

36

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

37

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

38

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7771    7.31.21

Parametric

Emerging Markets Fund

Semiannual Report

July 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2021

Parametric

Emerging Markets Fund

Parametric

Emerging Markets Fund

July 31, 2021

Performance1,2

Portfolio Managers Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Investor Class at NAV	06/30/2006	06/30/2006	5.23%	26.12%	5.43%	1.43%
Class C at NAV	06/30/2006	06/30/2006	4.84	25.17	4.63	0.67
Class C with 1% Maximum Sales Charge	—	—	3.84	24.17	4.63	0.67
Institutional Class at NAV	06/30/2006	06/30/2006	5.37	26.36	5.69	1.69
Class R6 at NAV	07/01/2014	06/30/2006	5.51	26.59	5.76	1.73

MSCI Emerging Markets Index	—	—	–2.76%	20.64%	10.37%	3.60%

% Total Annual Operating Expense Ratios[3]			Investor Class	Class C	Institutional Class	Class R6

			1.55%	2.30%	1.30%	1.21%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Emerging Markets Fund

July 31, 2021

Fund Profile

Common Stock Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

Tencent Holdings, Ltd.	1.0%

Samsung Electronics Co., Ltd.	0.8

Taiwan Semiconductor Manufacturing Co., Ltd.	0.8

Delta Electronics (Thailand) PCL	0.7

Alibaba Group Holding, Ltd. ADR	0.7

Ahli United Bank BSC	0.7

America Movil SAB de CV, Series L	0.7

Yandex NV, Class A	0.6

Naspers, Ltd., Class N	0.6

Saudi Arabian Oil Co.	0.6

Total	7.2%

See Endnotes and Additional Disclosures in this report.

3

Parametric

Emerging Markets Fund

July 31, 2021

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Investor Class, Institutional Class and Class R6 shares are offered without a sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Institutional Class. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

Emerging Markets Fund

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,052.30	$7.94	1.56%
Class C	$1,000.00	$1,048.40	$11.78	2.32%
Institutional Class	$1,000.00	$1,053.70	$6.72	1.32%
Class R6	$1,000.00	$1,055.10	$6.32	1.24%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.10	$7.80	1.56%
Class C	$1,000.00	$1,013.30	$11.58	2.32%
Institutional Class	$1,000.00	$1,018.20	$6.61	1.32%
Class R6	$1,000.00	$1,018.60	$6.21	1.24%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

5

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value

Argentina — 0.6%

Arcos Dorados Holdings, Inc., Class A(1)(2)	14,446	$87,685

Grupo Financiero Galicia S.A., Class B ADR(1)	3,387	26,452

MercadoLibre, Inc.(2)	1,209	1,896,558

Pampa Energia S.A. ADR(1)(2)	2,099	32,556

Transportadora de Gas del Sur S.A. ADR(2)	11,563	50,877

YPF S.A. ADR(2)	11,024	48,065

		$2,142,193

Bahrain — 1.0%

Ahli United Bank BSC	2,906,812	$2,353,371

Al Salam Bank-Bahrain BSC(2)	3,334,348	649,935

GFH Financial Group BSC	1,312,993	267,139

Ithmaar Holding BSC(2)	2,820,216	160,248

		$3,430,693

Bangladesh — 0.6%

Bangladesh Export Import Co., Ltd.	109,867	$117,880

Beximco Pharmaceuticals, Ltd.	128,063	277,180

City Bank, Ltd. (The)	248,964	79,844

Grameenphone, Ltd.	18,840	84,161

Heidelberger Cement Bangladesh, Ltd.	18,065	70,395

Islami Bank Bangladesh, Ltd.	238,618	81,351

Jamuna Oil Co., Ltd.	41,841	83,383

Meghna Petroleum, Ltd.	28,407	64,156

Olympic Industries, Ltd.	41,067	84,429

Pubali Bank, Ltd.	477,334	139,755

Renata, Ltd.	12,838	208,050

Square Pharmaceuticals, Ltd.	171,709	449,537

Summit Power, Ltd.	213,128	111,194

Titas Gas Transmission & Distribution Co., Ltd.	278,098	122,789

Unique Hotel & Resorts, Ltd.	114,627	59,284

United Commercial Bank, Ltd.	611,623	116,494

		$2,149,882

Botswana — 0.8%

Absa Bank Botswana, Ltd.	644,814	$257,399

Botswana Insurance Holdings, Ltd.	274,255	433,871

First National Bank of Botswana, Ltd.	1,882,236	377,921

Letshego Holdings, Ltd.	2,275,836	215,714

Sechaba Breweries Holdings, Ltd.	919,268	1,354,560

		$2,639,465

Security	Shares	Value

Brazil — 4.5%

AMBEV S.A.	117,850	$376,523

Americanas SA(2)	29,223	275,499

B3 S.A. - Brasil Bolsa Balcao	49,900	146,110

Banco Bradesco S.A., PFC Shares	51,175	238,275

Banco do Brasil S.A.	22,198	134,810

BB Seguridade Participacoes S.A.	19,700	80,831

BRF S.A.(2)	20,640	101,531

CCR S.A.	73,900	184,457

Centrais Eletricas Brasileiras S.A., PFC Shares	33,600	261,600

Cia de Saneamento Basico do Estado de Sao Paulo	20,960	142,705

Cia Energetica de Minas Gerais, PFC Shares	65,043	149,112

Cia Hering	22,200	158,564

Cia Siderurgica Nacional S.A.	9,800	87,966

Cielo S.A.	566,406	367,581

Cogna Educacao(2)	289,536	202,354

Cosan S.A.	39,700	194,755

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	15,200	60,850

Embraer S.A. ADR(1)(2)	9,248	132,246

Engie Brasil Energia S.A.	16,250	118,343

Equatorial Energia S.A.	31,800	147,758

Fleury S.A.	87,400	392,006

Gerdau S.A., PFC Shares	15,900	94,028

Hypera S.A.	99,100	678,330

Iochpe Maxion S.A.(2)	22,100	61,442

Itau Unibanco Holding S.A., PFC Shares	51,620	300,309

Itausa S.A., PFC Shares	48,275	103,534

JBS S.A.	31,625	194,611

Klabin S.A., PFC Shares	103,800	93,272

Localiza Rent a Car S.A.	25,589	305,353

Lojas Americanas S.A., PFC Shares	45,241	61,587

Lojas Renner S.A.	39,077	309,870

Magazine Luiza S.A.	40,000	158,211

Marfrig Global Foods S.A.	38,855	146,296

MRV Engenharia e Participacoes S.A.	45,900	126,378

Multiplan Empreendimentos Imobiliarios S.A.	30,700	137,636

Natura & Co. Holding S.A.(2)	23,300	240,460

Notre Dame Intermedica Participacoes S.A.	71,500	1,098,258

Odontoprev S.A.	110,900	276,811

Pagseguro Digital, Ltd., Class A(1)(2)	21,600	1,197,504

Petroleo Brasileiro S.A., PFC Shares	274,800	1,419,837

Qualicorp Consultoria e Corretora de Seguros S.A.	60,200	297,634

Rede D’Or Sao Luiz S.A.(3)	11,000	145,730

Rumo S.A.(2)	75,019	297,584

Sendas Distribuidora S.A.	6,169	102,670

StoneCo, Ltd., Class A(2)	23,400	1,376,856

Suzano S.A.(2)	10,620	110,253

6	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

Telefonica Brasil S.A.	30,200	$238,956

TIM S.A.	45,050	97,915

Totvs S.A.	80,170	544,292

Transmissora Alianca de Energia Electrica S.A.	24,900	181,673

Ultrapar Participacoes S.A.	46,968	159,438

Vale S.A.	33,747	704,713

Weg S.A.	53,004	363,418

YDUQS Participacoes S.A.	24,300	131,852

		$15,710,587

Bulgaria — 0.3%

CB First Investment Bank AD(2)	235,000	$242,436

Chimimport AD(2)	329,922	173,591

MonBat AD	60,235	222,704

Petrol AD(2)	25,625	2,665

Sopharma AD	254,600	537,818

		$1,179,214

Chile — 2.2%

Aguas Andinas S.A., Series A	483,322	$98,271

Banco de Chile	4,032,063	369,263

Banco de Credito e Inversiones S.A.	4,803	198,098

Banco Santander Chile	6,739,212	332,571

CAP S.A.	7,626	132,144

Cencosud S.A.	243,352	441,371

Cia Cervecerias Unidas S.A.	28,753	310,648

Cia Sud Americana de Vapores S.A.	8,583,228	673,869

Colbun S.A.	827,805	121,081

Embotelladora Andina S.A., Class B, PFC Shares	93,248	223,018

Empresa Nacional de Telecomunicaciones S.A.	44,883	215,932

Empresas CMPC S.A.	143,316	309,715

Empresas COPEC S.A.	118,477	1,022,585

Enel Americas S.A.	1,981,984	275,457

Enel Chile S.A.	2,475,796	128,506

Falabella S.A.	255,877	994,666

Parque Arauco S.A.(2)	496,799	629,119

Ripley Corp. S.A.(2)	484,810	103,832

Sociedad Matriz SAAM S.A.	3,952,527	244,792

Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	13,116	626,518

Sonda S.A.	225,936	119,088

Vina Concha y Toro S.A.	92,943	161,542

		$7,732,086

Security	Shares	Value

China — 17.8%

21Vianet Group, Inc. ADR(2)	14,100	$244,353

3SBio, Inc.(2)(3)	377,500	314,540

AAC Technologies Holdings, Inc.(1)	69,500	417,147

AECC Aviation Power Co., Ltd.	40,221	341,759

Agile Group Holdings, Ltd.	92,000	100,653

Aier Eye Hospital Group Co., Ltd., Class A	14,273	130,328

Air China, Ltd., Class H(2)	178,000	113,503

Alibaba Group Holding, Ltd. ADR(2)	12,100	2,361,799

Aluminum Corp. of China, Ltd., Class H(2)	352,000	214,704

Angang Steel Co., Ltd., Class H(1)	306,400	209,476

Anhui Conch Cement Co., Ltd., Class H	106,000	506,988

ANTA Sports Products, Ltd.	15,000	326,570

Baidu, Inc. ADR(2)	4,232	694,090

Bank of Beijing Co., Ltd.	182,760	121,481

Bank of China, Ltd., Class H	896,000	311,351

Bank of Ningbo Co., Ltd., Class A	33,500	168,335

BeiGene, Ltd. ADR(2)	2,200	696,498

Beijing Capital International Airport Co., Ltd., Class H(2)	436,000	250,580

Beijing Enterprises Holdings, Ltd.	39,500	122,866

Beijing Enterprises Water Group, Ltd.	648,000	237,865

Beijing Originwater Technology Co., Ltd., Class A	127,500	136,645

BOE Technology Group Co., Ltd., Class A	341,100	304,015

Brilliance China Automotive Holdings, Ltd.(4)	326,000	153,118

BYD Co., Ltd., Class H	7,654	236,573

BYD Electronic (International) Co., Ltd.	29,000	147,325

Changchun High & New Technology Industry Group, Inc., Class A	6,200	294,348

Changjiang Securities Co., Ltd., Class A	112,200	120,039

Chengdu Xingrong Environment Co., Ltd., Class A	125,700	96,688

China Bluechemical, Ltd., Class H	1,270,000	400,936

China Coal Energy Co., Ltd., Class H	268,000	161,155

China Communications Services Corp., Ltd., Class H	658,000	282,281

China Construction Bank Corp., Class H	857,630	597,377

China Everbright Environment Group, Ltd.	373,925	202,798

China Evergrande Group(1)	135,000	91,338

China Fortune Land Development Co., Ltd.(2)	68,027	45,710

China Gas Holdings, Ltd.	165,400	509,231

China International Marine Containers Co., Ltd.	44,906	90,197

China Jinmao Holdings Group, Ltd.	352,000	98,302

China Life Insurance Co., Ltd., Class H	92,000	153,341

China Longyuan Power Group Corp., Ltd., Class H	248,000	464,421

China Mengniu Dairy Co., Ltd.	109,000	591,806

China Merchants Bank Co., Ltd., Class H	58,524	445,224

China Merchants Port Holdings Co., Ltd.	198,035	275,938

China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	108,408

7	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

China Molybdenum Co., Ltd., Class H	570,000	$417,206

China National Building Material Co., Ltd., Class H	382,000	413,745

China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	871,486

China Oilfield Services, Ltd., Class H	198,000	143,925

China Overseas Land & Investment, Ltd.	196,660	412,188

China Petroleum & Chemical Corp., Class H	2,237,741	1,023,253

China Railway Group, Ltd., Class H	412,000	191,024

China Resources Beer Holdings Co., Ltd.	72,000	539,871

China Resources Gas Group, Ltd.	64,000	394,545

China Resources Land, Ltd.	148,000	494,595

China Resources Medical Holdings Co., Ltd.	355,000	329,478

China Resources Power Holdings Co., Ltd.	139,600	240,663

China Shenhua Energy Co., Ltd., Class H	339,000	641,463

China Shineway Pharmaceutical Group, Ltd.(1)	381,000	385,909

China Southern Airlines Co., Ltd., Class H(2)	564,000	296,614

China State Construction Engineering Corp., Ltd.	156,440	108,201

China Tourism Group Duty Free Corp., Ltd., Class A	6,700	250,591

China Travel International Investment Hong Kong, Ltd.(2)	1,372,855	197,568

China Vanke Co., Ltd., Class H	149,577	389,656

China Yangtze Power Co., Ltd.	162,200	477,707

Chongqing Changan Automobile Co., Ltd., Class A	138,320	395,188

CIFI Holdings Group Co., Ltd.	374,000	225,553

CITIC, Ltd.	142,000	153,373

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	186,000	70,120

COSCO SHIPPING Holdings Co., Ltd., Class H(1)(2)	198,866	299,991

COSCO SHIPPING Ports, Ltd.	110,000	78,502

Country Garden Holdings Co., Ltd.	533,880	521,932

Country Garden Services Holdings Co., Ltd.	56,589	459,496

CSPC Pharmaceutical Group, Ltd.	323,760	437,024

Daqo New Energy Corp. ADR(2)	6,200	367,350

Dong-E-E-Jiao Co., Ltd., Class A	16,200	76,624

Dongfeng Motor Group Co., Ltd., Class H	264,000	234,192

East Money Information Co., Ltd., Class A	40,389	194,790

Focus Media Information Technology Co., Ltd., Class A	196,344	229,023

Ganfeng Lithium Co., Ltd., Class A	10,550	319,949

GDS Holdings, Ltd. ADR(2)	9,300	548,328

Gemdale Corp.	80,700	104,818

Great Wall Motor Co., Ltd., Class H	50,000	241,578

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	68,933

Guangdong Investment, Ltd.	258,000	361,015

Guangzhou Automobile Group Co., Ltd., Class H	199,218	172,678

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	26,000	70,297

Guangzhou R&F Properties Co., Ltd., Class H(1)	178,000	156,197

Haier Smart Home Co., Ltd., Class H	47,553	163,091

Han’s Laser Technology Industry Group Co., Ltd., Class A	23,400	133,841

Security	Shares	Value

China (continued)

Hengan International Group Co., Ltd.	24,500	$145,326

Hesteel Co., Ltd., Class A	506,400	211,753

Huadian Power International Corp., Ltd., Class H	460,000	127,171

Huadong Medicine Co., Ltd., Class A	56,653	312,803

Huaneng Power International, Inc., Class H	420,000	142,675

Huayu Automotive Systems Co., Ltd.	53,308	159,703

Hubei Energy Group Co., Ltd., Class A	94,014	60,629

Hundsun Technologies, Inc.	24,224	209,491

Iflytek Co., Ltd., Class A	34,550	314,240

Industrial & Commercial Bank of China, Ltd., Class H	805,000	447,011

Industrial Bank Co., Ltd.	25,302	69,357

Inner Mongolia BaoTou Steel Union Co., Ltd.(2)	707,000	312,720

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	275,647

Innovent Biologics, Inc.(2)(3)	44,000	450,527

JD.com, Inc. ADR(2)	8,606	609,993

Jiangsu Expressway Co., Ltd., Class H	214,000	228,646

Jiangsu Hengrui Medicine Co., Ltd., Class A	38,761	327,520

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	369,684

Jiangxi Copper Co., Ltd., Class H	154,000	323,325

Jinke Properties Group Co., Ltd., Class A	130,499	87,089

Jizhong Energy Resources Co., Ltd., Class A	231,400	144,401

Kingboard Holdings., Ltd.	87,100	456,324

Kingdee International Software Group Co., Ltd.(2)	99,000	309,195

Kingsoft Corp, Ltd.	75,800	354,686

Kunlun Energy Co., Ltd.	338,000	292,217

Kweichow Moutai Co., Ltd., Class A	2,900	755,332

KWG Group Holdings, Ltd.	156,000	171,208

KWG Living Group Holdings, Ltd.	78,000	74,607

Lee & Man Paper Manufacturing, Ltd.	275,000	205,344

Lenovo Group, Ltd.(1)	502,000	468,106

Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	133,234

Li Ning Co., Ltd.	21,208	223,984

Longfor Group Holdings, Ltd.(3)	86,000	399,746

LONGi Green Energy Technology Co., Ltd.	45,278	605,231

Luxshare Precision Industry Co., Ltd., Class A	71,034	408,240

Luye Pharma Group, Ltd.(1)(3)	496,500	267,030

Maanshan Iron & Steel Co., Ltd., Class H	286,000	146,400

NARI Technology Co., Ltd.	58,320	284,046

NetEase, Inc. ADR	7,510	767,597

New Oriental Education & Technology Group, Inc. ADR(2)	23,000	49,910

Nine Dragons Paper Holdings, Ltd.	195,000	246,049

Oceanwide Holdings Co., Ltd., Class A(2)	204,000	62,978

Offshore Oil Engineering Co., Ltd.	141,100	90,008

OFILM Group Co., Ltd., Class A	65,800	75,198

PetroChina Co., Ltd., Class H	1,922,000	802,900

Ping An Bank Co., Ltd., Class A	35,488	97,298

8	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Ping An Insurance (Group) Co. of China, Ltd., Class H	74,000	$647,562

Poly Developments and Holdings Group Co., Ltd., Class A(2)	94,900	147,362

Poly Property Group Co., Ltd.	700,000	170,460

Power Construction Corp. of China, Ltd.	354,500	267,811

RiseSun Real Estate Development Co., Ltd., Class A	163,200	115,151

SAIC Motor Corp., Ltd.	55,100	156,895

Sanan Optoelectronics Co., Ltd.	84,900	561,488

SDIC Power Holdings Co., Ltd.	98,000	128,923

Shan Xi Hua Yang Group New Energy Co., Ltd.	126,000	188,035

Shandong Gold Mining Co., Ltd.	50,680	137,897

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	200,953

Shanghai Electric Group Co., Ltd., Class H	282,000	69,754

Shanghai Industrial Holdings, Ltd.	204,000	311,480

Shanxi Lu’an Environmental Energy Development Co., Ltd.	41,000	79,614

Shenzhen Inovance Technology Co., Ltd., Class A	27,900	337,494

Shenzhen Investment, Ltd.	674,000	189,411

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	138,919

Shimao Group Holdings, Ltd.	118,500	233,906

Siasun Robot & Automation Co., Ltd., Class A(2)	55,000	95,016

Sichuan Chuantou Energy Co., Ltd.	88,600	150,286

Sihuan Pharmaceutical Holdings Group, Ltd.	240,000	81,696

Sino Biopharmaceutical, Ltd.	639,500	543,253

Sino-Ocean Group Holding, Ltd.	659,000	137,572

Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,307,000	272,296

Sinopharm Group Co., Ltd., Class H	60,400	158,382

Sunac China Holdings, Ltd.(2)	133,000	345,102

Sunny Optical Technology Group Co., Ltd.	26,700	810,653

Tencent Holdings, Ltd.	60,039	3,620,841

Tingyi (Cayman Islands) Holding Corp.	238,000	429,095

Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	241,612

Trip.com Group, Ltd. ADR(2)	9,254	239,956

Tsingtao Brewery Co., Ltd., Class H	23,566	186,260

Wanhua Chemical Group Co., Ltd.	19,665	347,784

Want Want China Holdings, Ltd.	798,920	539,276

Weichai Power Co., Ltd., Class H	102,742	225,188

Weimob, Inc.(1)(2)(3)	219,000	297,122

Wens Foodstuffs Group Co., Ltd., Class A	51,000	99,472

West China Cement, Ltd.(1)	1,502,000	224,486

WH Group, Ltd.(3)	834,000	691,025

Wuliangye Yibin Co., Ltd., Class A	18,600	638,288

Wuxi Biologics Cayman, Inc.(2)(3)	90,000	1,374,683

Xinyi Solar Holdings, Ltd.	170,000	342,426

Yangzijiang Shipbuilding Holdings, Ltd.	326,900	330,799

Yanzhou Coal Mining Co., Ltd., Class H	218,000	324,082

Yonghui Superstores Co., Ltd.	124,700	78,068

Yuan Longping High-Tech Agriculture Co., Ltd., Class A(2)	65,900	204,332

Security	Shares	Value

China (continued)

Yuexiu Property Co., Ltd.	226,000	$210,444

Yunnan Baiyao Group Co., Ltd., Class A	21,200	325,666

Zhaojin Mining Industry Co., Ltd., Class H	372,500	364,122

Zhejiang Dahua Technology Co., Ltd., Class A	69,550	228,246

Zhejiang Expressway Co., Ltd., Class H	258,000	217,816

Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	124,752

Zhongjin Gold Corp., Ltd.	115,900	147,501

Zhongtian Financial Group Co., Ltd., Class A(2)	315,000	106,096

Zhuzhou CRRC Times Electric Co., Ltd., Class H(2)	32,800	256,220

Zijin Mining Group Co., Ltd., Class H	502,000	711,932

ZTE Corp., Class H(1)	155,303	554,863

ZTO Express Cayman, Inc. ADR	6,900	186,714

		$61,818,788

Colombia — 1.2%

Bancolombia S.A.	22,923	$160,189

Bancolombia S.A. ADR, PFC Shares	13,055	371,415

Cementos Argos S.A.	198,580	286,502

Corp. Financiera Colombiana S.A.(2)	13,924	105,130

Ecopetrol S.A.	2,053,248	1,394,070

Grupo Argos S.A.	129,252	336,295

Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	123,458

Grupo de Inversiones Suramericana S.A.	27,791	123,977

Grupo Nutresa S.A.	90,293	481,966

Interconexion Electrica S.A.	112,738	634,333

		$4,017,335

Croatia — 0.6%

Adris Grupa DD, PFC Shares	4,117	$273,498

Atlantic Grupa DD	604	143,093

Ericsson Nikola Tesla DD	1,039	273,559

Hrvatski Telekom DD	13,350	402,204

Koncar-Elektroindustrija DD	1,251	149,108

Podravka Prehrambena Ind DD	1,816	166,007

Valamar Riviera DD(2)	130,586	592,874

Zagrebacka Banka DD(2)	8,951	84,934

		$2,085,277

Czech Republic — 0.6%

CEZ AS	42,392	$1,175,962

Komercni Banka AS(2)	16,167	600,130

O2 Czech Republic AS	8,600	104,982

Philip Morris CR AS	304	205,335

		$2,086,409

9	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Egypt — 0.6%

Cleopatra Hospital(2)	330,000	$98,916

Commercial International Bank Egypt SAE(2)	124,183	451,908

Eastern Co. SAE	349,265	261,693

Egypt Kuwait Holding Co. SAE(2)	377,500	377,495

Egyptian Financial Group-Hermes Holding Co.(2)	145,012	105,664

ElSewedy Electric Co.	125,156	69,511

Ibnsina Pharma SAE(2)	257,560	64,177

Juhayna Food Industries(2)	264,000	93,305

Oriental Weavers	271,447	142,929

Six of October Development & Investment Co.	66,754	70,536

Talaat Moustafa Group	316,254	145,098

Telecom Egypt Co.	158,772	142,487

		$2,023,719

Estonia — 0.7%

AS Merko Ehitus	8,852	$160,848

AS Tallink Grupp(2)	1,844,311	1,506,902

AS Tallinna Kaubamaja Grupp	66,001	771,752

		$2,439,502

Ghana — 0.6%

CalBank PLC	1,765,286	$205,808

Ghana Commercial Bank, Ltd.	1,434,648	1,292,835

Standard Chartered Bank of Ghana, Ltd.	215,500	658,332

		$2,156,975

Greece — 1.3%

Aegean Airlines S.A.(2)	19,784	$126,680

Alpha Services and Holdings S.A.(2)	120,393	155,472

Costamare, Inc.	17,619	190,990

Eurobank Ergasias Services and Holdings S.A.(2)	220,993	208,291

GEK Terna Holding Real Estate Construction S.A.(2)	11,096	125,285

Hellenic Petroleum S.A.	23,972	164,033

Hellenic Telecommunications Organization S.A.	42,716	779,495

Holding Co. ADMIE IPTO S.A.	26,908	82,966

JUMBO S.A.	25,105	398,842

Motor Oil (Hellas) Corinth Refineries S.A.(2)	23,834	383,055

Mytilineos S.A.	19,293	357,859

National Bank of Greece S.A.(2)	72,155	204,316

OPAP S.A.	46,978	678,589

Public Power Corp. S.A.(2)	15,885	170,523

Terna Energy S.A.	7,268	97,672

Titan Cement International S.A.	12,190	230,712

Tsakos Energy Navigation, Ltd.	7,720	61,374

		$4,416,154

Security	Shares	Value

Hungary — 0.6%

Magyar Telekom Telecommunications PLC	43,733	$61,886

MOL Hungarian Oil & Gas PLC(2)	81,926	652,689

OTP Bank Nyrt.(2)	10,708	577,439

Richter Gedeon Nyrt.	28,468	781,039

		$2,073,053

India — 5.0%

ACC, Ltd.	4,578	$147,608

Adani Enterprises, Ltd.	10,974	210,479

Adani Ports and Special Economic Zone, Ltd.	18,849	171,407

Alkem Laboratories, Ltd.	4,518	210,356

Apollo Hospitals Enterprise, Ltd.	4,712	255,603

Asian Paints, Ltd.	5,800	230,573

Aurobindo Pharma, Ltd.	20,924	258,475

Axis Bank, Ltd.(2)	16,772	160,263

Bajaj Auto, Ltd.	2,234	115,541

Bharat Forge, Ltd.	14,189	147,785

Bharat Heavy Electricals, Ltd.(2)	75,624	60,644

Bharat Petroleum Corp., Ltd.	16,891	101,401

Bharti Airtel, Ltd.	91,521	696,104

Biocon, Ltd.(2)	20,599	107,141

Cadila Healthcare, Ltd.	18,997	149,896

Cipla, Ltd.(2)	24,093	298,303

Coal India, Ltd.	73,904	143,258

Container Corp. of India, Ltd.	9,400	81,544

Crompton Greaves Consumer Electricals, Ltd.	19,469	126,922

Cummins India, Ltd.	12,800	146,780

Divi’s Laboratories, Ltd.(2)	5,850	384,944

DLF, Ltd.	20,247	92,047

Dr. Reddy’s Laboratories, Ltd.	5,217	330,566

Eicher Motors, Ltd.(2)	3,860	131,529

GAIL (India), Ltd.	104,139	196,136

GlaxoSmithKline Pharmaceuticals, Ltd.	7,462	161,613

Godrej Consumer Products, Ltd.(2)	12,875	171,811

Grasim Industries, Ltd.	7,443	155,981

Gujarat State Petronet, Ltd.	19,482	90,747

Havells India, Ltd.	5,343	84,326

HCL Technologies, Ltd.	35,417	487,113

Hero MotoCorp, Ltd.	5,743	214,188

Hindalco Industries, Ltd.	30,836	185,996

Hindustan Unilever, Ltd.	14,301	450,497

Housing Development Finance Corp., Ltd.	6,372	209,884

ICICI Bank, Ltd.	28,620	263,161

Indian Oil Corp., Ltd.	49,207	68,429

Indus Towers, Ltd.	59,046	177,285

10	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

Infosys, Ltd.	72,469	$1,580,608

Ipca Laboratories, Ltd.	6,586	184,851

ITC, Ltd.	76,886	212,100

JSW Steel, Ltd.	14,970	148,612

Kotak Mahindra Bank, Ltd.(2)	8,924	199,190

Larsen & Toubro, Ltd.	15,135	326,689

Lupin, Ltd.	10,226	152,730

Mahindra & Mahindra, Ltd.	17,502	175,580

Maruti Suzuki India, Ltd.	2,254	212,273

Nestle India, Ltd.	559	133,355

NTPC, Ltd.	142,226	227,729

Oil & Natural Gas Corp., Ltd.	63,509	98,802

Piramal Enterprises, Ltd.	4,468	139,810

Power Grid Corporation of India, Ltd.	129,867	298,839

Reliance Industries, Ltd.	50,874	1,395,726

Siemens, Ltd.	5,381	141,184

Sun Pharmaceutical Industries, Ltd.	40,076	417,074

Sun TV Network, Ltd.	26,788	207,001

Tata Consultancy Services, Ltd.	21,051	897,552

Tata Consumer Products, Ltd.	7,384	74,998

Tata Motors, Ltd.(2)	62,252	246,905

Tata Power Co., Ltd. (The)	53,099	89,502

Tata Steel, Ltd.	6,780	131,031

Tech Mahindra, Ltd.	14,661	238,306

Titan Co., Ltd.	9,132	211,578

Torrent Pharmaceuticals, Ltd.	4,744	196,194

UltraTech Cement, Ltd.	1,522	156,278

UPL, Ltd.	7,038	76,339

Vedanta, Ltd.	20,367	82,752

Vodafone Idea, Ltd.(2)	759,569	84,776

Voltas, Ltd.	6,353	90,639

Wipro, Ltd.	45,049	355,414

WNS Holdings, Ltd. ADR(2)	2,100	172,914

Zee Entertainment Enterprises, Ltd.	44,401	121,364

		$17,155,031

Indonesia — 2.4%

Ace Hardware Indonesia Tbk PT	1,088,200	$99,407

Adaro Energy Tbk PT	4,096,500	378,327

AKR Corporindo Tbk PT	470,000	117,005

Aneka Tambang Tbk	1,730,400	301,543

Astra International Tbk PT	3,278,000	1,070,311

Bank Central Asia Tbk PT	221,100	456,429

Bank Mandiri Persero Tbk PT	430,100	169,471

Bank Negara Indonesia Persero Tbk PT	359,100	118,596

Security	Shares	Value

Indonesia (continued)

Bank Rakyat Indonesia Persero Tbk PT	1,045,800	$268,296

Bintang Oto Global Tbk PT(2)	1,572,600	148,984

Bukit Asam Tbk PT	1,334,900	205,860

Bumi Serpong Damai Tbk PT(2)	3,215,100	207,744

Charoen Pokphand Indonesia Tbk PT	801,800	339,727

Erajaya Swasembada Tbk PT	4,907,500	224,156

Gudang Garam Tbk PT	57,100	129,638

Indocement Tunggal Prakarsa Tbk PT	342,500	208,538

Indofood Sukses Makmur Tbk PT	271,700	114,208

Jasa Marga (Persero) Tbk PT	780,500	212,740

Kalbe Farma Tbk PT	4,445,600	387,455

Lippo Karawaci Tbk PT(2)	19,017,880	196,117

Medco Energi Internasional Tbk PT(2)	3,858,120	130,095

Media Nusantara Citra Tbk PT(2)	1,995,400	109,021

Mitra Adiperkasa Tbk PT(2)	2,749,100	117,903

Mitra Keluarga Karyasehat Tbk PT	1,185,700	212,400

Perusahaan Gas Negara Tbk PT(2)	1,221,100	82,363

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	92,798

PP Persero Tbk PT(2)	1,377,389	80,088

Semen Indonesia Persero Tbk PT	320,600	170,849

Telkom Indonesia Persero Tbk PT	2,712,800	608,098

Tower Bersama Infrastructure Tbk PT	952,100	211,475

Unilever Indonesia Tbk PT	596,900	174,346

United Tractors Tbk PT	322,883	436,867

Vale Indonesia Tbk PT	690,800	262,749

Waskita Karya Persero Tbk PT(2)	2,474,900	149,792

Wijaya Karya Persero Tbk PT	982,300	62,547

XL Axiata Tbk PT	485,100	90,306

		$8,346,249

Jordan — 0.6%

Arab Bank PLC	146,466	$1,071,334

Arab Potash Co. PLC	8,962	382,380

Bank of Jordan	47,647	134,068

Jordan Islamic Bank	30,248	145,585

Jordan Petroleum Refinery	46,200	224,940

Jordanian Electric Power Co.	62,031	104,067

		$2,062,374

Kazakhstan — 0.2%

Halyk Savings Bank of Kazakhstan JSC GDR(5)	16,192	$241,649

Kcell JSC GDR(5)	96,329	356,199

		$597,848

11	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kenya — 0.6%

British American Tobacco Kenya PLC	16,600	$70,870

East African Breweries, Ltd.(2)	238,480	399,894

Equity Group Holdings PLC(2)	580,700	262,151

KCB Group, Ltd.	461,120	193,978

Safaricom PLC	3,146,872	1,221,290

		$2,148,183

Kuwait — 1.3%

Agility Public Warehousing Co. KSC	222,900	$730,625

Boubyan Bank KSCP(2)	64,353	171,267

Boubyan Petrochemicals Co. KSCP	146,006	412,452

Burgan Bank SAK	135,471	101,370

Gulf Bank KSCP	196,041	156,218

Kuwait Finance House KSCP	208,808	545,337

Mabanee Co. KPSC	149,783	359,579

Mobile Telecommunications Co. KSCP	337,304	663,971

National Bank of Kuwait SAK	347,282	1,031,205

National Industries Group Holding SAK(2)	309,735	234,728

		$4,406,752

Lithuania — 0.7%

Apranga PVA(2)	317,588	$729,126

Klaipedos Nafta AB	815,900	324,296

Rokiskio Suris	122,500	418,513

Siauliu Bankas	1,084,702	931,977

		$2,403,912

Malaysia — 2.4%

Aeon Co. (M) Bhd	440,600	$135,735

Axiata Group Bhd	194,650	172,102

Berjaya Sports Toto Bhd	274,265	126,757

CIMB Group Holdings Bhd	90,800	95,685

Dialog Group Bhd	884,031	576,034

Digi.com Bhd	79,844	78,566

Gamuda Bhd(2)	148,100	98,281

Genting Bhd	263,000	293,436

Genting Malaysia Bhd	265,500	173,497

Globetronics Technology Bhd	582,200	292,527

Hartalega Holdings Bhd	212,408	354,417

Hong Leong Bank Bhd	26,900	114,764

IGB Real Estate Investment Trust	192,600	76,239

IHH Healthcare Bhd	476,500	636,981

IJM Corp. Bhd	173,880	76,247

Inari Amertron Bhd	658,600	520,121

IOI Corp. Bhd	71,207	61,584

Security	Shares	Value

Malaysia (continued)

IOI Properties Group Bhd	266,058	$71,304

KLCCP Stapled Group	42,600	67,379

Kossan Rubber Industries	210,000	172,194

Kuala Lumpur Kepong Bhd	14,600	64,075

Magnum Bhd	315,867	148,273

Malayan Banking Bhd	113,587	215,665

Malaysia Airports Holdings Bhd(2)	50,000	68,509

Maxis Bhd	70,100	70,785

MISC Bhd	75,200	119,414

My EG Services Bhd	835,550	328,771

Nestle Malaysia Bhd	2,600	81,925

Petronas Chemicals Group Bhd	100,100	190,721

Petronas Dagangan Bhd	79,300	345,717

Petronas Gas Bhd	19,600	70,810

PPB Group Bhd	30,500	130,766

Press Metal Aluminium Holdings Bhd	162,240	185,327

Public Bank Bhd	266,690	251,595

Silverlake Axis, Ltd.	627,992	122,643

Sime Darby Bhd	241,339	122,961

Sime Darby Plantation Bhd	81,539	65,679

Supermax Corp. Bhd	213,440	165,409

Telekom Malaysia Bhd	62,300	87,695

Tenaga Nasional Bhd	30,638	69,990

Top Glove Corp. Bhd	696,800	656,280

VS Industry Bhd	1,353,400	442,423

YTL Corp. Bhd(2)	404,791	59,974

		$8,259,257

Mauritius — 0.6%

Alteo, Ltd.	338,532	$206,863

CIEL, Ltd.(2)	1,801,109	222,979

MCB Group, Ltd.	55,102	377,328

Phoenix Beverages, Ltd.	15,244	214,419

Rogers & Co., Ltd.	803,370	435,826

SBM Holdings, Ltd.(2)	1,674,963	179,380

Sun, Ltd., Class A(2)	380,650	165,797

Terra Mauricia, Ltd.	133,055	70,523

United Basalt Products, Ltd.	39,003	133,202

		$2,006,317

Mexico — 5.0%

Alfa SAB de CV, Series A	506,572	$383,245

Alsea SAB de CV(2)	119,900	241,893

America Movil SAB de CV, Series L	2,751,005	2,300,998

Arca Continental SAB de CV	41,280	251,936

12	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)

Bolsa Mexicana de Valores SAB de CV	46,975	$96,375

Cemex SAB de CV, Series CPO(2)	1,427,339	1,161,590

Coca-Cola Femsa SAB de CV, Series L	45,085	254,797

Corp. Inmobiliaria Vesta SAB de CV	182,300	357,983

El Puerto de Liverpool SAB de CV	47,280	223,975

Fibra Uno Administracion S.A. de CV	795,190	865,247

Fomento Economico Mexicano SAB de CV, Series UBD	147,656	1,287,023

Genomma Lab Internacional SAB de CV(2)	76,500	74,093

Gruma SAB de CV, Class B	30,000	323,446

Grupo Aeroportuario del Centro Norte SAB de CV(2)	69,900	425,870

Grupo Aeroportuario del Pacifico SAB de CV, Class B	80,287	918,413

Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	36,235	655,629

Grupo Bimbo SAB de CV, Series A	138,445	317,976

Grupo Carso SAB de CV, Series A1	123,600	400,736

Grupo Elektra SAB de CV(1)	3,913	317,427

Grupo Financiero Banorte SAB de CV, Class O	135,500	876,594

Grupo Financiero Inbursa SAB de CV, Class O(2)	114,900	110,650

Grupo Mexico SAB de CV, Series B	274,279	1,256,327

Grupo Televisa SAB ADR	59,700	808,935

Industrias Penoles SAB de CV(2)	9,580	134,299

Kimberly-Clark de Mexico SAB de CV, Class A	139,700	226,538

Macquarie Mexico Real Estate Management S.A. de CV(3)	240,600	293,464

Orbia Advance Corp., SAB de CV	88,999	242,547

PLA Administradora Industrial S de RL de CV	127,200	201,347

Promotora y Operadora de Infraestructura SAB de CV	57,915	437,397

Telesites SAB de CV(1)(2)	236,668	196,884

Ternium S.A. ADR	5,500	267,520

Vista Oil & Gas SAB de CV ADR(2)	22,500	107,100

Wal-Mart de Mexico SAB de CV, Series V	400,680	1,320,017

		$17,338,271

Morocco — 0.6%

Attijariwafa Bank	5,768	$289,784

Bank of Africa	5,578	105,576

Banque Centrale Populaire	4,848	145,717

Co Sucrerie Marocaine et de Raffinage	8,110	238,216

Itissalat Al-Maghrib	29,301	445,793

Label Vie	228	102,165

LafargeHolcim Maroc S.A.	2,040	410,637

Societe d’Exploitation des Ports	7,596	219,906

TAQA Morocco S.A.	695	77,582

TOTAL Maroc S.A.	466	78,015

		$2,113,391

Security	Shares	Value

Nigeria — 1.4%

Access Bank PLC(4)	9,080,193	$163,404

Dangote Cement PLC(4)	2,401,432	1,155,130

FBN Holdings PLC(4)	8,190,197	118,457

Flour Mills of Nigeria PLC(4)	3,215,556	190,246

Guaranty Trust Holding Co. PLC(4)	8,113,125	452,051

Lafarge Africa PLC(4)	3,378,540	149,638

MTN Nigeria Communications PLC(4)	1,163,700	378,297

Nestle Nigeria PLC(4)	141,303	386,865

Nigerian Breweries PLC(4)	2,570,740	276,039

SEPLAT Energy PLC(3)	528,379	723,544

Stanbic IBTC Holdings PLC(4)	1,515,037	120,954

Transnational Corp. of Nigeria PLC(4)	44,100,342	87,746

United Bank for Africa PLC(4)	10,544,352	157,067

Zenith Bank PLC(4)	7,051,959	339,341

		$4,698,779

Oman — 0.6%

Bank Muscat SAOG	426,343	$494,983

HSBC Bank Oman SAOG(2)	391,338	99,515

National Bank of Oman SAOG(2)	297,921	137,139

Oman Cement Co. SAOG	153,714	95,644

Oman Flour Mills Co. SAOG	61,901	117,625

Oman Telecommunications Co. SAOG	277,456	570,322

Omani Qatari Telecommunications Co. SAOG	192,108	192,764

Ominvest	103,161	84,000

Renaissance Services SAOG	133,705	146,234

Sembcorp Salalah Power & Water Co.	410,180	89,799

Sohar International Bank SAOG(2)	353,733	87,178

		$2,115,203

Pakistan — 0.6%

Engro Corp., Ltd.	42,010	$76,235

Fauji Fertilizer Co., Ltd.	101,890	66,783

Habib Bank, Ltd.	160,318	124,922

Hub Power Co., Ltd. (The)	202,646	95,567

Lucky Cement, Ltd.(2)	20,831	113,398

Mari Petroleum Co., Ltd.	17,083	158,857

MCB Bank, Ltd.	163,295	162,655

Millat Tractors, Ltd.	43,840	297,155

Nishat Mills, Ltd.	110,771	65,744

Oil & Gas Development Co., Ltd.	382,291	219,532

Pakistan Oilfields, Ltd.	56,711	132,696

Pakistan Petroleum, Ltd.	387,571	195,121

Pakistan State Oil Co., Ltd.	144,660	196,568

Searle Co., Ltd. (The)	59,551	86,867

United Bank, Ltd.	77,168	59,136

		$2,051,236

13	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Panama — 0.2%

Banco Latinoamericano de Comercio Exterior S.A., Class E	19,100	$314,768

Copa Holdings S.A., Class A(1)(2)	6,829	484,244

		$799,012

Peru — 1.1%

Cia de Minas Buenaventura SAA ADR(2)	72,150	$595,959

Credicorp, Ltd.(2)	9,600	969,216

Ferreycorp SAA	779,746	301,386

Southern Copper Corp.	27,676	1,816,653

Volcan Cia Minera SAA, Class B(2)	1,290,875	126,485

		$3,809,699

Philippines — 2.2%

Aboitiz Equity Ventures, Inc.	202,000	$151,930

Aboitiz Power Corp.	730,800	339,383

Alliance Global Group, Inc.	772,200	157,067

Ayala Corp.	20,995	306,696

Ayala Land, Inc.	442,431	289,842

Ayala Land, Inc. GDR, PFC Shares(4)	3,951,800	0

Bank of the Philippine Islands	144,030	232,262

BDO Unibank, Inc.	98,694	201,514

Bloomberry Resorts Corp.(2)	1,580,000	179,583

Cosco Capital, Inc.	2,744,100	269,080

D&L Industries, Inc.	493,300	79,014

First Gen Corp.	319,822	185,619

Globe Telecom, Inc.	7,529	280,307

International Container Terminal Services, Inc.	89,500	278,412

JG Summit Holdings, Inc.	265,058	297,026

Jollibee Foods Corp.	120,926	459,623

Manila Electric Co.	49,700	263,829

Manila Water Co.(2)	415,800	134,812

Megaworld Corp.	1,361,400	75,613

Metropolitan Bank & Trust Co.	140,032	120,456

Nickel Asia Corp.	1,816,240	220,814

Petron Corp.(2)	2,007,400	122,421

PLDT, Inc.	24,240	594,722

Puregold Price Club, Inc.	337,403	272,266

San Miguel Corp.	38,970	81,097

Semirara Mining & Power Corp.	298,620	97,557

SM Investments Corp.	40,771	743,324

SM Prime Holdings, Inc.	1,008,029	634,860

Universal Robina Corp.	246,105	624,096

		$7,693,225

Security	Shares	Value

Poland — 2.5%

AmRest Holdings SE(2)	13,322	$90,695

Asseco Poland S.A.	27,282	567,824

Bank Polska Kasa Opieki S.A.(2)	9,961	243,281

Budimex S.A.	9,658	732,081

Cyfrowy Polsat S.A.	69,567	617,100

Enea S.A.(2)	30,914	68,569

Eurocash S.A.(1)	203,900	649,298

Grupa Azoty S.A.(2)	9,267	71,966

Grupa Lotos S.A.	8,198	112,981

KGHM Polska Miedz S.A.	13,493	681,273

LPP S.A.	357	1,284,084

mBank S.A.(2)	1,863	155,046

Neuca S.A.	662	151,194

Orange Polska S.A.(2)	197,276	391,856

PGE S.A.(2)	100,322	225,708

Polski Koncern Naftowy ORLEN S.A.	45,589	863,662

Polskie Gornictwo Naftowe i Gazownictwo S.A.	270,300	441,015

Powszechna Kasa Oszczednosci Bank Polski S.A.(2)	54,532	535,642

Powszechny Zaklad Ubezpieczen S.A.(2)	42,960	418,941

Santander Bank Polska S.A.(2)	1,762	117,282

Tauron Polska Energia S.A.(2)	144,008	121,388

		$8,540,886

Qatar — 1.2%

Aamal Co. QSC	465,350	$118,742

Al Meera Consumer Goods Co.	36,720	198,614

Barwa Real Estate Co.	322,180	265,337

Commercial Bank PSQC (The)	112,207	166,512

Gulf International Services QSC(2)	443,811	168,596

Industries Qatar	197,705	711,676

Masraf Al Rayan QSC	147,361	171,714

Medicare Group	45,960	106,447

Ooredoo QPSC	123,305	235,209

Qatar Electricity & Water Co. QSC	64,821	288,820

Qatar Gas Transport Co., Ltd.	505,333	412,687

Qatar International Islamic Bank	29,647	73,562

Qatar Islamic Bank	48,537	225,042

Qatar National Bank QPSC	144,478	707,349

United Development Co. QSC	396,214	155,859

Vodafone Qatar QSC	422,193	178,831

		$4,184,997

Romania — 0.7%

Banca Transilvania S.A.	697,736	$471,205

BRD-Groupe Societe Generale S.A.	27,477	119,249

14	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Romania (continued)

NEPI Rockcastle PLC	66,180	$448,305

OMV Petrom S.A.	8,127,320	811,703

Societatea Energetica Electrica S.A.	58,301	176,342

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	53,846	404,036

Transgaz S.A. Medias	1,982	129,345

		$2,560,185

Russia — 4.8%

Aeroflot PJSC(2)	320,440	$295,005

Alrosa PJSC	177,900	316,457

Detsky Mir PJSC(3)	223,540	429,408

Evraz PLC	34,831	297,592

Federal Grid Co. Unified Energy System PJSC	54,265,440	150,373

Gazprom PJSC ADR	184,533	1,436,128

Globaltrans Investment PLC GDR(5)	40,040	314,525

Inter RAO UES PJSC	6,829,770	408,212

Lukoil PJSC ADR	10,673	914,524

Magnit PJSC	15,321	1,127,821

Magnitogorsk Iron & Steel Works PJSC	182,710	171,691

Mail.Ru Group, Ltd. GDR(2)(5)	10,563	218,558

MMC Norilsk Nickel PJSC ADR(6)	34,780	1,203,175

MMC Norilsk Nickel PJSC ADR(6)	3,095	106,778

Mobile TeleSystems PJSC	89,417	385,475

Moscow Exchange MICEX-RTS PJSC	47,890	113,135

Novatek PJSC GDR(5)	2,941	654,452

Novolipetsk Steel PJSC GDR(5)	11,326	397,358

OGK-2 PJSC	12,211,000	113,404

PhosAgro PJSC GDR(5)	7,692	146,366

PIK Group PJSC	20,850	328,304

Polymetal International PLC	20,817	452,342

QIWI PLC ADR(1)	6,066	61,873

Rosneft Oil Co. PJSC GDR(5)(6)	3,905	28,733

Rosneft Oil Co. PJSC GDR(5)(6)	80,506	592,318

Rosseti PJSC	8,311,000	150,591

Rostelecom PJSC	107,057	136,642

RusHydro PJSC	31,607,080	349,071

Sberbank of Russia PJSC	166,788	695,664

Severstal PAO GDR(5)	13,622	335,239

Sistema PJSFC	453,878	183,222

Surgutneftegas PJSC ADR	39,051	171,236

Surgutneftegas PJSC, PFC Shares	260,300	135,592

Tatneft PJSC ADR	8,815	351,391

Unipro PJSC	3,687,000	138,356

VEON, Ltd. ADR(2)	112,584	197,022

X5 Retail Group NV GDR(5)(6)	2,084	67,480

Security	Shares	Value

Russia (continued)

X5 Retail Group NV GDR(5)(6)	27,418	$887,628

Yandex NV, Class A(1)(2)	30,600	2,078,658

		$16,541,799

Saudi Arabia — 4.9%

Abdullah Al Othaim Markets Co.	6,103	$192,039

Advanced Petrochemical Co.	3,404	67,339

Al Hammadi Co. for Development and Investment	21,961	235,673

Al Rajhi Bank	16,488	487,801

Alandalus Property Co.(2)	17,144	138,589

Aldrees Petroleum and Transport Services Co.	8,972	163,160

Almarai Co. JSC	35,797	561,567

Arabian Centres Co., Ltd.	26,197	177,320

Arriyadh Development Co.	32,790	251,441

Astra Industrial Group	12,671	158,699

Banque Saudi Fransi	17,591	173,716

Dallah Healthcare Co.	11,134	229,314

Dar Al Arkan Real Estate Development Co.(2)	139,820	392,523

Dr Sulaiman Al Habib Medical Services Group Co.	19,620	892,901

Dur Hospitality Co.(2)	17,800	161,970

Emaar Economic City(2)	134,468	486,701

Etihad Etisalat Co.	29,220	250,965

Fawaz Abdulaziz Al Hokair & Co.(2)	30,477	188,756

Herfy Food Services Co.	4,801	85,556

Jarir Marketing Co.	14,816	794,730

Leejam Sports Co. JSC(2)	9,292	185,742

Maharah Human Resources Co.	8,190	167,284

Mobile Telecommunications Co. Saudi Arabia(2)	52,345	197,994

Mouwasat Medical Services Co.	11,939	574,310

National Gas & Industrialization Co.	12,747	152,206

National Medical Care Co.	8,200	153,876

Riyad Bank	33,722	236,009

SABIC Agri-Nutrients Co.	7,018	239,874

Sahara International Petrochemical Co.	18,653	166,663

Saudi Airlines Catering Co.(2)	11,073	228,662

Saudi Arabian Mining Co.(2)	14,076	261,536

Saudi Arabian Oil Co.(3)	213,763	1,986,351

Saudi Basic Industries Corp.	20,027	644,177

Saudi British Bank (The)(2)	11,656	95,702

Saudi Ceramic Co.(2)	8,453	138,818

Saudi Chemical Co. Holding	15,425	170,769

Saudi Electricity Co.	130,668	902,102

Saudi Ground Services Co.(2)	22,667	210,867

Saudi Industrial Investment Group	10,164	100,152

Saudi Industrial Services Co.	9,935	128,637

15	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Saudi Arabia (continued)

Saudi Kayan Petrochemical Co.(2)	25,009	$129,049

Saudi National Bank (The)	40,407	593,292

Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,738	156,277

Saudi Public Transport Co.(2)	16,000	115,262

Saudi Telecom Co.	34,946	1,247,503

Saudia Dairy & Foodstuff Co.	4,476	204,785

Savola Group (The)	49,483	566,650

Seera Group Holding(2)	50,976	290,223

United Electronics Co.	10,609	379,315

United International Transportation Co.	7,246	92,982

Yanbu National Petrochemical Co.	5,300	96,538

		$16,904,367

Slovenia — 0.6%

Cinkarna Celje DD	267	$73,597

Krka dd Novo mesto	12,469	1,611,670

Luka Koper	2,454	72,206

Petrol	321	172,802

Pozavarovalnica Sava DD	3,525	114,921

Telekom Slovenije DD	1,159	82,000

Zavarovalnica Triglav DD	2,806	112,172

		$2,239,368

South Africa — 4.8%

Anglo American Platinum, Ltd.	1,944	$254,459

AngloGold Ashanti, Ltd.	16,804	336,479

Aspen Pharmacare Holdings, Ltd.(2)	71,491	880,749

AVI, Ltd.	29,338	145,155

Barloworld, Ltd.	63,707	469,982

Bid Corp., Ltd.(2)	25,400	557,884

Bidvest Group, Ltd. (The)	74,342	1,014,185

Capitec Bank Holdings, Ltd.	2,132	236,658

Clicks Group, Ltd.	24,600	445,336

DataTec, Ltd.	72,300	116,175

Discovery, Ltd.(2)	21,090	169,079

Equites Property Fund, Ltd.	104,000	132,432

Exxaro Resources, Ltd.	51,110	632,785

FirstRand, Ltd.	77,535	287,619

Fortress REIT, Ltd., Class A	264,918	251,372

Foschini Group, Ltd. (The)(2)	12,308	129,920

Gold Fields, Ltd.	25,997	256,740

Growthpoint Properties, Ltd.	441,000	443,894

Harmony Gold Mining Co., Ltd.	18,553	76,071

Hyprop Investments, Ltd.	103,800	174,261

Security	Shares	Value

South Africa (continued)

Impala Platinum Holdings, Ltd.	24,762	$446,370

Imperial Logistics, Ltd.	60,958	254,273

Kumba Iron Ore, Ltd.	2,760	146,430

Life Healthcare Group Holdings, Ltd.(2)	258,186	415,910

Mediclinic International PLC(2)	106,246	411,041

Mr Price Group, Ltd.	12,155	180,767

MTN Group, Ltd.(2)	165,400	1,188,023

MultiChoice Group, Ltd.	44,057	364,848

Naspers, Ltd., Class N	10,607	2,046,941

Netcare, Ltd.(2)	314,337	326,689

Northam Platinum, Ltd.(2)	14,202	223,642

Pick’n Pay Stores, Ltd.	36,562	130,420

Redefine Properties, Ltd.(2)	1,059,491	303,098

Resilient REIT, Ltd.	48,463	173,654

Reunert, Ltd.	55,746	180,529

Sanlam, Ltd.	28,912	114,273

Sasol, Ltd.(2)	16,993	253,348

Shoprite Holdings, Ltd.	39,215	429,620

Sibanye Stillwater, Ltd.	78,212	340,863

SPAR Group, Ltd. (The)	14,831	186,120

Standard Bank Group, Ltd.	16,101	135,701

Telkom S.A. SOC, Ltd.(2)	33,018	95,597

Tiger Brands, Ltd.	19,340	254,632

Vodacom Group, Ltd.	64,500	574,588

Wilson Bayly Holmes-Ovcon, Ltd.(2)	19,623	147,813

Woolworths Holdings, Ltd.(2)	46,024	175,628

		$16,512,053

South Korea — 4.6%

Alteogen, Inc.(2)	1,548	$107,884

AMOREPACIFIC Corp.	852	164,243

AMOREPACIFIC Group	2,180	109,269

Bukwang Pharmaceutical Co., Ltd.	7,850	141,905

Celltrion Healthcare Co., Ltd.(2)	4,045	378,555

Celltrion Pharm, Inc.(2)	1,249	151,202

Celltrion, Inc.(2)	2,822	622,974

CJ CheilJedang Corp.	423	171,971

CJ Logistics Corp.(2)	566	86,619

Coway Co., Ltd.	2,548	189,780

Daewoo Industrial Development Co., Ltd.(2)	3,657	12,956

DL E&C Co., Ltd.(2)	962	122,636

E-MART, Inc.	1,232	180,706

GS Engineering & Construction Corp.	3,086	118,361

GS Holdings Corp.	3,569	132,875

Hankook Tire and Technology Co., Ltd.	3,779	159,060

16	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

Hanmi Pharm Co., Ltd.	910	$253,386

Hanwha Solutions Corp.(2)	4,103	139,626

Helixmith Co., Ltd.(2)	6,351	155,826

Hugel, Inc.(2)	653	136,075

Hyundai Department Store Co., Ltd.	1,615	112,502

Hyundai Engineering & Construction Co., Ltd.	2,645	125,976

Hyundai Glovis Co., Ltd.	758	128,466

Hyundai Heavy Industries Holdings Co., Ltd.	2,610	155,664

Hyundai Mobis Co., Ltd.	1,292	300,177

Hyundai Motor Co.	2,300	437,724

Hyundai Steel Co.	3,449	162,239

Kakao Corp.	3,776	483,384

Kangwon Land, Inc.(2)	5,706	128,315

KB Financial Group, Inc.	3,231	143,508

Kia Corp.	3,041	222,086

Korea Electric Power Corp.	4,640	100,570

Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	993	112,824

Korea Zinc Co., Ltd.	283	134,732

KT&G Corp.	3,552	254,287

Kumho Petrochemical Co., Ltd.	743	131,619

LG Chem, Ltd.	652	478,896

LG Corp.	1,914	156,865

LG Electronics, Inc.	2,209	302,587

LG Household & Health Care, Ltd.	241	305,354

LG Uplus Corp.	7,151	90,560

MedPacto, Inc.(2)	1,418	76,378

Medytox, Inc.	954	167,861

Mezzion Pharma Co., Ltd.(2)	1,299	150,915

Naver Corp.	1,691	637,340

NCsoft Corp.	372	266,807

Orion Corp. of Republic of Korea	1,268	129,611

POSCO	1,219	387,711

S-Oil Corp.	2,051	175,124

S1 Corp.	1,533	107,404

Samsung Biologics Co., Ltd.(2)(3)	629	486,637

Samsung C&T Corp.	1,554	191,430

Samsung Electro-Mechanics Co., Ltd.	1,243	207,613

Samsung Electronics Co., Ltd.	42,405	2,897,805

Samsung SDI Co., Ltd.	523	337,617

Samsung SDS Co., Ltd.	1,370	217,660

Seegene, Inc.	1,860	113,441

Shinhan Financial Group Co., Ltd.	4,669	158,247

SK Hynix, Inc.	4,140	405,291

SK, Inc.	913	213,078

SK Innovation Co., Ltd.(2)	2,402	529,931

Yuhan Corp.	3,861	206,981

Security	Shares	Value

South Korea (continued)

Zyle Motor Sales Corp.(2)	5,113	$8,757

		$16,077,883

Sri Lanka — 0.6%

Ceylon Tobacco Co. PLC	38,480	$185,303

Chevron Lubricants Lanka PLC	343,215	194,382

Commercial Bank of Ceylon PLC	348,039	148,911

Dialog Axiata PLC	2,513,619	147,386

Hatton National Bank PLC	114,136	74,243

John Keells Holdings PLC	888,487	616,768

Lanka IOC PLC	537,378	56,292

Melstacorp PLC	1,076,258	280,415

Sampath Bank PLC	512,856	133,009

Teejay Lanka PLC	836,829	177,374

		$2,014,083

Taiwan — 4.7%

Accton Technology Corp.	10,000	$117,067

Acer, Inc.	119,519	116,676

Advantech Co., Ltd.	8,697	113,514

AirTAC International Group	6,178	199,645

ASE Technology Holding Co., Ltd.	48,561	213,685

Asustek Computer, Inc.	7,325	92,095

AU Optronics Corp.	187,837	139,232

Catcher Technology Co., Ltd.	20,183	133,791

Cathay Financial Holding Co., Ltd.	65,916	128,293

Center Laboratories, Inc.	96,079	241,488

Cheng Shin Rubber Industry Co., Ltd.	110,672	171,045

China Motor Corp.	40,926	97,233

China Steel Corp.	288,734	376,558

Chunghwa Telecom Co., Ltd.	168,746	696,324

CTBC Financial Holding Co., Ltd.	171,275	140,258

Delta Electronics, Inc.	23,151	238,547

Eclat Textile Co., Ltd.	10,159	221,801

EVA Airways Corp.	212,861	139,078

Evergreen International Storage & Transport Corp.	93,000	107,400

Evergreen Marine Corp.(2)	65,441	311,239

Far Eastern Department Stores, Ltd.	212,990	173,813

Far Eastern New Century Corp.	156,695	166,053

Far EasTone Telecommunications Co., Ltd.	90,084	195,242

Feng Hsin Steel Co., Ltd.	32,260	94,167

Formosa Chemicals & Fibre Corp.	82,014	241,506

Formosa Petrochemical Corp.	79,320	276,379

Formosa Plastics Corp.	90,183	322,591

Formosa Taffeta Co., Ltd.	182,149	212,216

17	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

Fubon Financial Holding Co., Ltd.	51,596	$138,698

Giant Manufacturing Co., Ltd.	18,208	209,692

Great Wall Enterprise Co., Ltd.	57,102	122,850

Hiwin Technologies Corp.	16,082	185,039

Hon Hai Precision Industry Co., Ltd.	88,443	349,502

Hota Industrial Manufacturing Co., Ltd.	25,659	89,707

Hotai Motor Co., Ltd.	16,000	338,697

Inventec Corp.	89,966	75,592

Largan Precision Co., Ltd.	1,795	188,890

MediaTek, Inc.	14,462	472,876

Mega Financial Holding Co., Ltd.	63,303	74,974

Merida Industry Co., Ltd.	17,657	212,063

Nan Kang Rubber Tire Co., Ltd.	95,253	135,667

Nan Ya Plastics Corp.	147,214	459,434

Novatek Microelectronics Corp.	9,000	165,558

Pegatron Corp.	54,028	130,251

PharmaEssentia Corp.(2)	45,064	145,269

Pou Chen Corp.	151,819	192,017

President Chain Store Corp.	32,664	328,089

Quanta Computer, Inc.	42,508	117,753

Radium Life Tech Co., Ltd.	1	0	(7)

Realtek Semiconductor Corp.	6,002	126,725

Ruentex Development Co., Ltd.	56,790	126,992

St. Shine Optical Co., Ltd.	22,000	302,739

Tainan Spinning Co., Ltd.	224,822	195,397

Taiwan Cement Corp.	156,441	295,033

Taiwan Mobile Co., Ltd.	102,296	380,662

Taiwan Semiconductor Manufacturing Co., Ltd.	130,369	2,724,646

Teco Electric & Machinery Co., Ltd.	120,000	133,549

Tong Yang Industry Co., Ltd.	105,608	137,949

TTY Biopharm Co., Ltd.	94,096	270,717

Tung Ho Steel Enterprise Corp.	48,060	80,435

Uni-President Enterprises Corp.	231,831	608,008

United Microelectronics Corp.	102,090	213,485

Walsin Lihwa Corp.	270,000	276,509

Wei Chuan Foods Corp.	179,000	137,495

Win Semiconductors Corp.	8,000	99,278

Yageo Corp.	9,000	181,500

Yang Ming Marine Transport(2)	42,621	179,587

Yieh Phui Enterprise Co., Ltd.(2)	86,046	108,640

		$16,388,900

Thailand — 4.7%

Advanced Info Service PCL(8)	97,400	$532,163

Airports of Thailand PCL(8)	412,100	709,107

Security	Shares	Value

Thailand (continued)

Asset World Corp. PCL(2)(8)	1,353,900	$151,053

Bangkok Bank PCL(8)	68,500	213,679

Bangkok Chain Hospital PCL(8)	709,600	566,730

Bangkok Dusit Medical Services PCL(8)	1,383,700	947,768

Bangkok Expressway & Metro PCL(8)	647,000	150,653

Bangkok Land PCL(8)	4,163,800	131,752

Banpu PCL(8)	365,500	147,961

BTS Group Holdings PCL(8)	685,200	177,251

Bumrungrad Hospital PCL(8)	169,800	620,435

Carabao Group PCL(8)	27,500	121,353

Central Pattana PCL(8)	140,500	201,284

Central Retail Corp. PCL(8)	464,366	438,416

Charoen Pokphand Foods PCL(8)	188,700	149,221

Chularat Hospital PCL(8)	3,228,500	414,521

CP ALL PCL(8)	279,400	501,904

CPN Retail Growth Leasehold REIT(8)	146,500	88,700

Delta Electronics (Thailand) PCL(8)	139,400	2,483,199

Electricity Generating PCL(8)	35,200	183,323

Energy Absolute PCL(8)	157,000	284,886

Global Power Synergy PCL(8)	43,300	101,214

Gulf Energy Development PCL(8)	245,000	250,073

Hana Microelectronics PCL(8)	213,300	495,239

Home Product Center PCL(8)	409,255	165,806

Indorama Ventures PCL(8)	172,600	190,633

IRPC PCL(8)	914,800	97,949

Jasmine International PCL(8)	1,311,400	118,130

Jay Mart PCL(8)	164,100	167,512

Kasikornbank PCL(8)	70,700	221,404

KCE Electronics PCL(8)	152,800	365,453

Land & Houses PCL(8)	489,100	116,105

Mega Lifesciences PCL(8)	324,800	393,125

Minor International PCL(2)(8)	400,144	361,933

Pruksa Holding PCL(8)	276,500	106,034

PTG Energy PCL(8)	277,800	132,698

PTT Exploration & Production PCL(8)	126,898	397,433

PTT Global Chemical PCL(8)	198,700	343,315

PTT PCL(8)	776,400	821,042

Samart Corp. PCL(2)(8)	297,700	62,478

Siam Cement PCL(8)	30,900	389,593

Siam City Cement PCL(8)	23,983	117,877

Siam Commercial Bank PCL(8)	45,300	128,914

Siam Global House PCL(8)	305,155	211,951

Sino-Thai Engineering & Construction PCL(8)	251,357	93,423

Sri Trang Agro-Industry PCL(8)	89,600	102,910

Thai Beverage PCL(8)	483,400	231,497

Thai Oil PCL(8)	63,600	85,129

18	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)

Total Access Communication PCL(8)	105,100	$120,790

True Corp. PCL(8)	2,633,690	258,115

VGI PCL(8)	729,400	123,403

WHA Corp. PCL(8)	1,909,300	177,822

		$16,164,359

Tunisia — 0.7%

Attijari Bank	12,409	$139,244

Banque de Tunisie	98,328	219,965

Banque Internationale Arabe de Tunisie	8,258	185,489

Banque Nationale Agricole	24,362	62,235

Carthage Cement(2)	402,032	243,009

Euro Cycles S.A.	20,636	225,483

Poulina Group	121,415	539,577

Societe d’Articles Hygieniques S.A.	26,297	117,879

Societe Frigorifique et Brasserie de Tunis S.A.	78,766	526,943

Telnet Holding	21,212	65,554

Union Internationale de Banques S.A.	12,469	75,177

		$2,400,555

Turkey — 2.4%

Akbank T.A.S.	173,896	$108,621

Aksa Akrilik Kimya Sanayii AS	41,402	80,164

Anadolu Efes Biracilik ve Malt Sanayii AS	70,980	187,169

Arcelik AS	81,851	320,660

Aselsan Elektronik Sanayi Ve Ticaret AS	76,886	141,397

Aygaz AS	214,571	369,584

Bera Holding AS(2)	64,248	84,361

BIM Birlesik Magazalar AS	79,132	595,581

EGE Endustri VE Ticaret AS	780	118,055

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	568,548	123,216

Enka Insaat ve Sanayi AS	223,270	245,881

Eregli Demir ve Celik Fabrikalari TAS	177,114	420,751

Ford Otomotiv Sanayi AS	27,641	566,077

Haci Omer Sabanci Holding AS	56,927	63,991

Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(2)	90,659	125,516

Is Gayrimenkul Yatirim Ortakligi AS(2)	294,820	65,303

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(2)	200,727	187,001

KOC Holding AS	130,494	318,381

Koza Altin Isletmeleri AS(2)	11,612	143,723

Koza Anadolu Metal Madencilik Isletmeleri AS(2)	96,193	154,863

Logo Yazilim Sanayi Ve Ticaret AS	46,580	199,981

Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	16,665	105,825

Migros Ticaret AS(2)	29,279	118,474

Security	Shares	Value

Turkey (continued)

MLP Saglik Hizmetleri AS(2)(3)	115,614	$308,652

Petkim Petrokimya Holding AS(2)	137,396	92,545

Selcuk Ecza Deposu Ticaret ve Sanayi AS	167,309	167,083

Tofas Turk Otomobil Fabrikasi AS	48,438	188,287

Turk Hava Yollari AO(2)	92,141	139,076

Turk Telekomunikasyon AS	271,014	210,109

Turkcell Iletisim Hizmetleri AS	450,800	824,606

Turkiye Garanti Bankasi AS	132,898	134,159

Turkiye Is Bankasi AS, Class C	182,514	114,220

Turkiye Petrol Rafinerileri AS(2)	90,203	1,004,576

Turkiye Sise ve Cam Fabrikalari AS	113,610	102,338

Ulker Biskuvi Sanayi AS	45,810	108,440

Vestel Elektronik Sanayi ve Ticaret AS	32,694	116,076

		$8,354,742

United Arab Emirates — 1.2%

Abu Dhabi Commercial Bank PJSC	163,953	$312,779

Agthia Group PJSC	54,046	91,769

Air Arabia PJSC(2)	617,797	228,057

Aldar Properties PJSC	340,173	367,154

Dana Gas PJSC	666,811	159,944

Dubai Investments PJSC	333,181	154,258

Dubai Islamic Bank PJSC	109,508	143,976

Emaar Development PJSC(2)	104,800	106,889

Emaar Malls PJSC(2)	290,300	149,880

Emaar Properties PJSC	318,259	344,021

Emirates Telecommunications Group Co. PJSC	202,470	1,258,804

First Abu Dhabi Bank PJSC	161,544	728,794

Network International Holdings PLC(2)(3)	54,200	256,649

		$4,302,974

Vietnam — 1.2%

Bank for Foreign Trade of Vietnam JSC	71,355	$304,344

Bao Viet Holdings	49,330	109,895

FLC Faros Construction JSC(2)	2	0	(7)

Hoa Phat Group JSC	415,529	856,253

Kinh Bac City Development Share Holding Corp.(2)	60	90

Masan Group Corp.	68,380	399,490

No Va Land Investment Group Corp.(2)	40,754	184,772

PetroVietnam Drilling & Well Services JSC(2)	83,085	65,578

PetroVietnam Gas JSC	17,340	67,842

PetroVietnam Technical Services Corp.	27,400	29,590

Phu Nhuan Jewelry JSC	3	13

Saigon Beer Alcohol Beverage Corp.	14,610	101,276

Vietjet Aviation JSC(2)	150,066	738,473

19	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)

Vietnam Dairy Products JSC	114,292	$428,718

Vincom Retail JSC(2)	72,380	87,310

Vingroup JSC(2)	73,287	342,616

Vinhomes JSC(2)(3)	55,400	261,515

		$3,977,775

Total Common Stocks (identified cost $238,105,578)		$343,270,997

Exchange-Traded Funds — 0.0%(9)
Security	Shares	Value

NewGold Issuer, Ltd.(2)	1,955	$33,335

Total Exchange-Traded Funds (identified cost $34,732)		$33,335

Warrants(2) — 0.0%
Security	Shares	Value

BTS Group Holdings PCL - W6, Exp. 9/5/22, Strike THB 9.90	34,260	$0

BTS Group Holdings PCL - W7, Exp. 11/7/24, Strike THB 11.90	68,520	0

BTS Group Holdings PCL - W8, Exp. 11/20/26, Strike THB 14.90	137,040	0

Jay Mart PCL, Exp. 7/26/25, Strike THB 70.00	8,105	0

Samart Corp. PCL, Exp. 5/17/24, Strike THB 10.00	1	0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.2%
Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(10)	812,085	$812,085

Total Short-Term Investments (identified cost $812,085)		$812,085

Total Investments — 99.3% (identified cost $238,952,395)		$344,116,417

Other Assets, Less Liabilities — 0.7%		$2,447,442

Net Assets — 100.0%		$346,563,859

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at July 31, 2021. The aggregate market value of securities on loan at July 31, 2021 was $7,444,578.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $8,792,448 or 2.5% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $4,240,505 or 1.2% of the Fund’s net assets.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Amount rounds to less than $1.

(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(9)	Amount is less than 0.05%.

(10)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	12.2%	$42,206,087

Materials	10.8	37,418,938

Industrials	10.2	35,430,334

Consumer Staples	10.0	34,733,053

Consumer Discretionary	9.7	33,515,722

Communication Services	9.6	33,132,545

Information Technology	9.4	32,484,041

Health Care	9.3	32,040,240

Energy	8.8	30,652,463

Real Estate	4.8	16,684,899

Utilities	4.3	14,972,675

Short-Term Investments	0.2	812,085

Exchange-Traded Funds	0.0 *	33,335

Total Investments	99.3%	$344,116,417

*	Amount is less than 0.05%.

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

Currency Abbreviations:

THB	–	Thai Baht

20	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Unaffiliated investments, at value including $7,444,578 of securities on loan (identified cost, $238,952,395)	$344,116,417

Cash	937,301

Foreign currency, at value (identified cost, $2,598,713)	2,359,298

Dividends receivable	1,079,745

Receivable for investments sold	422,641

Receivable for Fund shares sold	512,580

Securities lending income receivable	3,652

Tax reclaims receivable	105,574

Total assets	$349,537,208

Liabilities

Collateral for securities loaned	$812,085

Payable for Fund shares redeemed	462,682

Payable to affiliates:

Investment adviser fee	256,453

Administration fee	45,256

Distribution and service fees	8,701

Accrued foreign capital gains taxes	892,637

Accrued expenses	495,535

Total liabilities	$2,973,349

Net Assets	$346,563,859

Sources of Net Assets

Paid-in capital	$542,357,827

Accumulated loss	(195,793,968)

Total	$346,563,859

Investor Class Shares

Net Assets	$38,533,344

Shares Outstanding	2,488,969

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.48

Class C Shares

Net Assets	$436,312

Shares Outstanding	28,753

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$15.17

Institutional Class Shares

Net Assets	$303,646,997

Shares Outstanding	19,591,530

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.50

Class R6 Shares

Net Assets	$3,947,206

Shares Outstanding	254,675

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.50

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

21	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Dividends (net of foreign taxes, $823,682)	$7,999,731

Securities lending income, net	21,535

Other income	245,183

Total investment income	$8,266,449

Expenses

Investment adviser fee	$1,893,082

Administration fee	334,330

Distribution and service fees

Investor Class	52,133

Class C	2,407

Trustees’ fees and expenses	8,616

Custodian fee	280,138

Transfer and dividend disbursing agent fees	155,491

Legal and accounting services	69,990

Printing and postage	5,978

Registration fees	41,339

Interest expense and fees	24,718

Miscellaneous	97,853

Total expenses	$2,966,075

Net investment income	$5,300,374

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $507,023)	$42,088,124

Foreign currency transactions	(249,001)

Net realized gain	$41,839,123

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $55,772)	$(17,825,730)

Foreign currency	18,676

Net change in unrealized appreciation (depreciation)	$(17,807,054)

Net realized and unrealized gain	$24,032,069

Net increase in net assets from operations	$29,332,443

22	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$5,300,374	$10,575,324

Net realized gain (loss)	41,839,123	(29,861,078)

Net change in unrealized appreciation (depreciation)	(17,807,054)	(19,953,492)

Net increase (decrease) in net assets from operations	$29,332,443	$(39,239,246)

Distributions to shareholders —

Investor Class	$—	$(517,127)

Class C	—	(2,636)

Institutional Class	—	(6,548,939)

Class R6	—	(1,365,394)

Total distributions to shareholders	$—	$(8,434,096)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$3,689,371	$19,968,785

Class C	8,252	7,509

Institutional Class	19,564,489	113,192,804

Class R6	629,486	57,809,024

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	—	473,732

Class C	—	2,299

Institutional Class	—	4,692,336

Class R6	—	1,365,394

Cost of shares redeemed

Investor Class	(13,186,595)	(102,246,783)

Class C	(107,416)	(2,368,248)

Institutional Class	(123,050,812)	(563,557,711)

Class R6	(84,483,561)	(31,591,503)

Net asset value of shares converted

Investor Class	83,634	847,874

Class C	(83,634)	(847,874)

Net decrease in net assets from Fund share transactions	$(196,936,786)	$(502,252,362)

Net decrease in net assets	$(167,604,343)	$(549,925,704)

Net Assets

At beginning of period	$514,168,202	$1,064,093,906

At end of period	$346,563,859	$514,168,202

23	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Financial Highlights

	Investor Class

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$14.710		$13.870	$14.280	$16.850	$13.340	$10.990

Income (Loss) From Operations

Net investment income(1)	$0.172		$0.213	$0.326	$0.283	$0.223	$0.179

Net realized and unrealized gain (loss)	0.598		0.786 (2)	(0.376)	(2.570)	3.650	2.364

Total income (loss) from operations	$0.770		$0.999	$(0.050)	$(2.287)	$3.873	$2.543

Less Distributions

From net investment income	$—		$(0.159)	$(0.360)	$(0.283)	$(0.363)	$(0.193)

Total distributions	$—		$(0.159)	$(0.360)	$(0.283)	$(0.363)	$(0.193)

Net asset value — End of period	$15.480		$14.710	$13.870	$14.280	$16.850	$13.340

Total Return(3)	5.23	%(4)	7.23%	(0.46)%	(13.43)%	29.33%	23.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,533		$45,629	$136,829	$172,773	$400,814	$520,939

Ratios (as a percentage of average daily net assets):

Expenses	1.56	%(5)	1.55%	1.45%	1.44%	1.37%	1.38%

Net investment income	2.24	%(5)	1.74%	2.30%	1.89%	1.52%	1.44%

Portfolio Turnover	1	%(4)	19%	2%	2%	3%	6%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

24	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Financial Highlights — continued

	Class C

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$14.470		$13.620	$14.010	$16.530	$13.120	$10.840

Income (Loss) From Operations

Net investment income(1)	$0.106		$0.116	$0.220	$0.146	$0.096	$0.083

Net realized and unrealized gain (loss)	0.594		0.755 (2)	(0.379)	(2.484)	3.580	2.340

Total income (loss) from operations	$0.700		$0.871	$(0.159)	$(2.338)	$3.676	$2.423

Less Distributions

From net investment income	$—		$(0.021)	$(0.231)	$(0.182)	$(0.266)	$(0.143)

Total distributions	$—		$(0.021)	$(0.231)	$(0.182)	$(0.266)	$(0.143)

Net asset value — End of period	$15.170		$14.470	$13.620	$14.010	$16.530	$13.120

Total Return(3)	4.84	%(4)	6.42%	(1.21)%	(14.10)%	28.32%	22.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$436		$592	$4,094	$5,885	$10,152	$9,209

Ratios (as a percentage of average daily net assets):

Expenses	2.32	%(5)	2.30%	2.20%	2.19%	2.12%	2.13%

Net investment income	1.41	%(5)	0.96%	1.59%	1.01%	0.66%	0.68%

Portfolio Turnover	1	%(4)	19%	2%	2%	3%	6%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

25	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Financial Highlights — continued

	Institutional Class

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$14.710		$13.900	$14.310	$16.910	$13.400	$11.040

Income (Loss) From Operations

Net investment income(1)	$0.192		$0.210	$0.367	$0.304	$0.245	$0.212

Net realized and unrealized gain (loss)	0.598		0.827 (2)	(0.378)	(2.565)	3.673	2.375

Total income (loss) from operations	$0.790		$1.037	$(0.011)	$(2.261)	$3.918	$2.587

Less Distributions

From net investment income	$—		$(0.227)	$(0.399)	$(0.339)	$(0.408)	$(0.227)

Total distributions	$—		$(0.227)	$(0.399)	$(0.339)	$(0.408)	$(0.227)

Net asset value — End of period	$15.500		$14.710	$13.900	$14.310	$16.910	$13.400

Total Return(3)	5.37	%(4)	7.50%	(0.20)%	(13.20)%	29.56%	23.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$303,647		$383,984	$868,666	$1,268,618	$2,030,663	$1,884,610

Ratios (as a percentage of average daily net assets):

Expenses	1.32	%(5)	1.30%	1.20%	1.19%	1.12%	1.13%

Net investment income	2.49	%(5)	1.68%	2.59%	2.04%	1.65%	1.68%

Portfolio Turnover	1	%(4)	19%	2%	2%	3%	6%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

26	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Financial Highlights — continued

	Class R6

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,
			2021	2020	2019	2018	2017

Net asset value — Beginning of period	$14.690		$13.890	$14.300	$16.910	$13.400	$11.040

Income (Loss) From Operations

Net investment income(1)	$0.108		$0.228	$0.379	$0.380	$0.249	$0.225

Net realized and unrealized gain (loss)	0.702		0.813 (2)	(0.379)	(2.639)	3.676	2.370

Total income (loss) from operations	$0.810		$1.041	$—	$(2.259)	$3.925	$2.595

Less Distributions

From net investment income	$—		$(0.241)	$(0.410)	$(0.351)	$(0.415)	$(0.235)

Total distributions	$—		$(0.241)	$(0.410)	$(0.351)	$(0.415)	$(0.235)

Net asset value — End of period	$15.500		$14.690	$13.890	$14.300	$16.910	$13.400

Total Return(3)	5.51	%(4)	7.45%	(0.13)%	(13.18)%	29.69%	23.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,947		$83,963	$54,504	$94,243	$601,629	$539,794

Ratios (as a percentage of average daily net assets):

Expenses	1.24	%(5)	1.21%	1.14%	1.13%	1.07%	1.08%

Net investment income	1.43	%(5)	1.83%	2.67%	2.48%	1.67%	1.79%

Portfolio Turnover	1	%(4)	19%	2%	2%	3%	6%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

27	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective

January 25, 2019, Class C shares of the Fund generally automatically convert to Investor Class shares ten years after their purchase and, effective November 5, 2020, automatically convert to Investor Class shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended July 31, 2021, the Fund received approximately $245,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

28

Parametric

Emerging Markets Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $334,221,137 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2021, $334,221,137 are long-term.

29

Parametric

Emerging Markets Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$251,713,930

Gross unrealized appreciation	$133,971,871

Gross unrealized depreciation	(41,569,384)

Net unrealized appreciation	$92,402,487

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. The Fund’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Fund’s investment advisory agreement and related fee reduction agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.850%

$500 million but less than $1 billion	0.800%

$1 billion but less than $2.5 billion	0.775%

$2.5 billion but less than $5 billion	0.750%

$5 billion but less than $7.5 billion	0.730%

$7.5 billion and over	0.710%

For the six months ended July 31, 2021, the investment adviser fee amounted to $1,893,082 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2021, the administration fee amounted to $334,330.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2021, EVM earned $2,080 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2021 amounted to $52,133 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2021, the Fund paid or accrued to EVD $1,805 for Class C shares.

30

Parametric

Emerging Markets Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2021 amounted to $602 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2021, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,516,991 and $196,619,681, respectively, for the six months ended July 31, 2021.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	240,385	1,768,073

Issued to shareholders electing to receive payments of distributions in Fund shares	—	33,222

Redemptions	(858,616)	(8,628,672)

Converted from Class C shares	5,464	64,738

Net decrease	(612,767)	(6,762,639)

Class C	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	539	615

Issued to shareholders electing to receive payments of distributions in Fund shares	—	185

Redemptions	(7,132)	(194,163)

Converted to Investor Class shares	(5,560)	(66,255)

Net decrease	(12,153)	(259,618)

Institutional Class	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	1,270,327	9,494,655

Issued to shareholders electing to receive payments of distributions in Fund shares	—	326,892

Redemptions	(7,782,375)	(46,196,534)

Net decrease	(6,512,048)	(36,374,987)

31

Parametric

Emerging Markets Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	40,261	4,381,694

Issued to shareholders electing to receive payments of distributions in Fund shares	—	94,763

Redemptions	(5,499,831)	(2,685,140)

Net increase (decrease)	(5,459,570)	1,791,317

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the six months ended July 31, 2021 were $3,486,133 and 1.35%, respectively.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At July 31, 2021, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $7,444,578 and $7,839,625, respectively. Collateral received was comprised of cash of $812,085 and U.S. government and/or agencies securities of $7,027,540. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$812,085	$—	$—	$—	$812,085

The carrying amount of the liability for collateral for securities loaned at July 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2021.

32

Parametric

Emerging Markets Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$8,473,132	$154,068,266		$153,118	$162,694,516

Emerging Europe	2,795,573	52,124,928		—	54,920,501

Latin America	51,549,183	—		—	51,549,183

Middle East/Africa	1,788,431	68,343,131		3,975,235	74,106,797

Total Common Stocks	$64,606,319	$274,536,325	**	$4,128,353	$343,270,997

Exchange-Traded Funds	$—	$33,335		$—	$33,335

Warrants	—	0		—	0

Short-Term Investments	812,085	—		—	812,085

Total Investments	$65,418,404	$274,569,660		$4,128,353	$344,116,417

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2021 is not presented.

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

33

Parametric

Emerging Markets Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

34

Parametric

Emerging Markets Fund

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Parametric Emerging Markets Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	20,537,087.684	347,133.937	379,117.066	0

Proposal 2	20,492,211.291	361,249.081	409,878.315	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

35

Parametric

Emerging Markets Fund

July 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

36

Parametric

Emerging Markets Fund

July 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

37

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

38

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

39

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7750    7.31.21

Parametric

Volatility Risk Premium - Defensive Fund

Semiannual Report

July 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2021

Parametric

Volatility Risk Premium - Defensive Fund

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Performance1,2

Portfolio Managers Thomas C. Seto, Thomas B. Lee, CFA and Alex Zweber, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Institutional Class at NAV	02/09/2017	02/09/2017	11.52%	21.48%	—%	8.43%

Cboe S&P 500 BuyWrite IndexSM	—	—	11.53%	23.17%	6.98%	6.27%
S&P 500® Index	—	—	19.19	36.45	17.34	17.68
ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.02	0.08	1.17	1.26
Blended Index	—	—	9.27	17.23	9.29	9.52

% Total Annual Operating Expense Ratio[3]						Institutional Class

						0.47%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Fund Profile

Common Stock Sector Allocation (% of net assets)

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)4

Apple, Inc.	3.2%

Microsoft Corp.	3.0

Amazon.com, Inc.	2.0

Facebook, Inc., Class A	1.3

Alphabet, Inc., Class C	1.2

Alphabet, Inc., Class A	1.1

NVIDIA Corp.	0.9

Berkshire Hathaway, Inc., Class B	0.8

JPMorgan Chase & Co.	0.7

Johnson & Johnson	0.7

Total	14.9%

See Endnotes and Additional Disclosures in this report.

3

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Endnotes and Additional Disclosures

[1]

Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P 500® Index and 50% ICE BofA 3-Month U.S. Treasury Bill Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.

Fund profile subject to change due to active management.

4

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,115.20	$2.41	0.46%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,022.50	$2.31	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

5

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 50.2%
Security	Shares	Value

Aerospace & Defense — 0.8%

Boeing Co. (The)(1)	8,987	$2,035,376

Huntington Ingalls Industries, Inc.	5,536	1,135,600

L3Harris Technologies, Inc.	9,106	2,064,694

Lockheed Martin Corp.	4,371	1,624,569

Raytheon Technologies Corp.	20,264	1,761,955

		$8,622,194

Air Freight & Logistics — 0.2%

Expeditors International of Washington, Inc.	13,029	$1,670,969

United Parcel Service, Inc., Class B	2,351	449,888

		$2,120,857

Airlines — 0.2%

Alaska Air Group, Inc.(1)	26,965	$1,564,779

American Airlines Group, Inc.(1)	36,250	738,775

		$2,303,554

Auto Components — 0.1%

BorgWarner, Inc.	22,911	$1,122,181

		$1,122,181

Automobiles — 0.7%

Tesla, Inc.(1)	10,584	$7,273,325

		$7,273,325

Banks — 2.3%

Bank of America Corp.	143,672	$5,511,258

Citigroup, Inc.	43,544	2,944,445

Fifth Third Bancorp	30,206	1,096,176

Huntington Bancshares, Inc.	62,582	881,155

JPMorgan Chase & Co.	52,980	8,041,304

KeyCorp.	77,677	1,527,130

People’s United Financial, Inc.	37,337	586,191

Regions Financial Corp.	82,546	1,589,010

Wells Fargo & Co.	47,439	2,179,348

		$24,356,017

Beverages — 0.8%

Brown-Forman Corp., Class B	12,432	$881,677

Coca-Cola Co. (The)	74,651	4,257,347

PepsiCo, Inc.	25,184	3,952,629

		$9,091,653

Security	Shares	Value

Biotechnology — 0.6%

AbbVie, Inc.	37,400	$4,349,620

Amgen, Inc.	10,447	2,523,368

		$6,872,988

Building Products — 0.2%

A.O. Smith Corp.	16,936	$1,191,109

Carrier Global Corp.	20,581	1,137,100

		$2,328,209

Capital Markets — 1.5%

Ameriprise Financial, Inc.	9,372	$2,413,852

CME Group, Inc.	7,714	1,636,371

Goldman Sachs Group, Inc. (The)	5,099	1,911,513

Invesco, Ltd.	98,310	2,396,798

MarketAxess Holdings, Inc.	2,149	1,021,141

Nasdaq, Inc.	10,162	1,897,550

S&P Global, Inc.	6,747	2,892,574

State Street Corp.	21,458	1,869,850

		$16,039,649

Chemicals — 0.9%

CF Industries Holdings, Inc.	13,525	$639,056

Ecolab, Inc.	6,426	1,419,054

FMC Corp.	9,977	1,067,040

Linde PLC	12,251	3,765,835

Sherwin-Williams Co. (The)	8,402	2,445,234

		$9,336,219

Commercial Services & Supplies — 0.2%

Republic Services, Inc.	15,029	$1,778,832

		$1,778,832

Communications Equipment — 0.5%

Arista Networks, Inc.(1)	1,340	$509,722

Cisco Systems, Inc.	57,164	3,165,171

F5 Networks, Inc.(1)	7,151	1,476,753

		$5,151,646

Construction & Engineering — 0.1%

Quanta Services, Inc.	10,636	$966,812

		$966,812

Consumer Finance — 0.2%

Synchrony Financial	48,420	$2,276,708

		$2,276,708

6	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Containers & Packaging — 0.3%

Avery Dennison Corp.	6,757	$1,423,565

Packaging Corp. of America	6,949	983,283

Sealed Air Corp.	14,789	839,276

		$3,246,124

Distributors — 0.1%

LKQ Corp.(1)	29,388	$1,491,441

		$1,491,441

Diversified Financial Services — 0.8%

Berkshire Hathaway, Inc., Class B(1)	32,534	$9,053,887

		$9,053,887

Diversified Telecommunication Services — 0.5%

AT&T, Inc.	43,654	$1,224,495

Verizon Communications, Inc.	84,277	4,700,971

		$5,925,466

Electric Utilities — 0.9%

Alliant Energy Corp.	26,982	$1,579,257

Duke Energy Corp.	18,644	1,959,671

Entergy Corp.	10,957	1,127,694

Evergy, Inc.	18,306	1,193,917

FirstEnergy Corp.	18,581	712,024

NextEra Energy, Inc.	43,948	3,423,549

		$9,996,112

Electrical Equipment — 0.3%

Eaton Corp. PLC	17,451	$2,758,131

		$2,758,131

Electronic Equipment, Instruments & Components — 0.2%

TE Connectivity, Ltd.	14,665	$2,162,648

		$2,162,648

Entertainment — 0.9%

Netflix, Inc.(1)	8,956	$4,635,357

Walt Disney Co. (The)(1)	28,524	5,020,794

		$9,656,151

Equity Real Estate Investment Trusts (REITs) — 1.3%

Alexandria Real Estate Equities, Inc.	7,796	$1,569,647

American Tower Corp.	9,127	2,581,116

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)

Duke Realty Corp.	28,306	$1,440,209

Equity Residential	22,448	1,888,550

Extra Space Storage, Inc.	9,805	1,707,443

Healthpeak Properties, Inc.	47,357	1,750,788

Mid-America Apartment Communities, Inc.	9,382	1,811,664

Public Storage	4,722	1,475,530

		$14,224,947

Food & Staples Retailing — 0.8%

Costco Wholesale Corp.	8,245	$3,543,042

Kroger Co. (The)	23,840	970,288

Walmart, Inc.	27,684	3,946,354

		$8,459,684

Food Products — 0.3%

Campbell Soup Co.	8,276	$361,827

Conagra Brands, Inc.	39,326	1,317,028

Hormel Foods Corp.	7,639	354,297

McCormick & Co., Inc., Non Voting Shares	15,832	1,332,579

		$3,365,731

Health Care Equipment & Supplies — 2.0%

Abbott Laboratories	37,253	$4,506,868

Boston Scientific Corp.(1)	34,808	1,587,245

Cooper Cos., Inc. (The)	3,994	1,684,549

Danaher Corp.	14,089	4,191,336

DENTSPLY SIRONA, Inc.	14,142	933,938

IDEXX Laboratories, Inc.(1)	3,281	2,226,257

Intuitive Surgical, Inc.(1)	2,847	2,822,687

Medtronic PLC	30,224	3,968,713

		$21,921,593

Health Care Providers & Services — 1.3%

AmerisourceBergen Corp.	8,818	$1,077,295

Centene Corp.(1)	20,305	1,393,126

DaVita, Inc.(1)	12,121	1,457,550

Quest Diagnostics, Inc.	11,628	1,648,851

UnitedHealth Group, Inc.	17,060	7,032,473

Universal Health Services, Inc., Class B	6,456	1,035,607

		$13,644,902

Hotels, Restaurants & Leisure — 0.9%

Carnival Corp.(1)(2)	36,403	$788,125

Expedia Group, Inc.(1)	9,522	1,531,804

7	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)

McDonald’s Corp.	9,001	$2,184,632

Royal Caribbean Cruises, Ltd.(1)	6,471	497,426

Starbucks Corp.	27,818	3,377,940

Wynn Resorts, Ltd.(1)	9,982	981,530

		$9,361,457

Household Durables — 0.3%

Leggett & Platt, Inc.	25,899	$1,243,929

Lennar Corp., Class A	17,465	1,836,445

		$3,080,374

Household Products — 0.7%

Clorox Co. (The)	6,271	$1,134,361

Procter & Gamble Co. (The)	44,975	6,396,794

		$7,531,155

Industrial Conglomerates — 0.4%

Honeywell International, Inc.	16,286	$3,807,504

		$3,807,504

Insurance — 0.7%

Arthur J. Gallagher & Co.	12,509	$1,742,629

Assurant, Inc.	7,259	1,145,543

Everest Re Group, Ltd.	3,890	983,509

Globe Life, Inc.	10,227	952,236

Progressive Corp. (The)	18,233	1,735,052

Unum Group	51,438	1,409,401

		$7,968,370

Interactive Media & Services — 3.6%

Alphabet, Inc., Class A(1)	4,691	$12,640,040

Alphabet, Inc., Class C(1)	4,748	12,840,586

Facebook, Inc., Class A(1)	38,817	13,830,497

		$39,311,123

Internet & Direct Marketing Retail — 2.1%

Amazon.com, Inc.(1)	6,629	$22,058,594

eBay, Inc.	14,642	998,731

		$23,057,325

IT Services — 2.4%

Accenture PLC, Class A	13,557	$4,306,788

Global Payments, Inc.	7,249	1,402,029

Security	Shares	Value

IT Services (continued)

Mastercard, Inc., Class A	15,892	$6,133,359

PayPal Holdings, Inc.(1)	23,455	6,462,556

Visa, Inc., Class A	30,321	7,470,791

		$25,775,523

Life Sciences Tools & Services — 0.8%

IQVIA Holdings, Inc.(1)	8,145	$2,017,517

Thermo Fisher Scientific, Inc.	8,337	4,502,063

Waters Corp.(1)	5,610	2,186,834

		$8,706,414

Machinery — 0.7%

Flowserve Corp.	18,592	$782,537

IDEX Corp.	7,223	1,637,382

PACCAR, Inc.	20,353	1,689,095

Stanley Black & Decker, Inc.	8,871	1,748,031

Westinghouse Air Brake Technologies Corp.	19,298	1,637,821

		$7,494,866

Media — 0.6%

Comcast Corp., Class A	66,863	$3,933,550

Discovery, Inc., Class A(1)	25,749	746,979

DISH Network Corp., Class A(1)	13,205	553,157

ViacomCBS, Inc., Class B	40,688	1,665,360

		$6,899,046

Metals & Mining — 0.3%

Freeport-McMoRan, Inc.	74,039	$2,820,886

		$2,820,886

Multi-Utilities — 0.3%

CMS Energy Corp.	15,646	$966,767

Dominion Energy, Inc.	15,400	1,152,998

WEC Energy Group, Inc.	11,345	1,068,018

		$3,187,783

Multiline Retail — 0.1%

Kohl’s Corp.	25,641	$1,302,563

		$1,302,563

Oil, Gas & Consumable Fuels — 1.2%

APA Corp.	43,582	$817,162

Chevron Corp.	25,268	2,572,535

8	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Devon Energy Corp.	39,526	$1,021,352

EOG Resources, Inc.	24,548	1,788,567

Exxon Mobil Corp.	53,967	3,106,880

HollyFrontier Corp.	39,132	1,150,481

Marathon Oil Corp.	101,649	1,178,112

ONEOK, Inc.	23,516	1,222,127

		$12,857,216

Pharmaceuticals — 2.0%

Bristol-Myers Squibb Co.	43,042	$2,921,261

Eli Lilly & Co.	15,663	3,813,941

Johnson & Johnson	46,468	8,001,790

Merck & Co., Inc.	49,468	3,802,605

Organon & Co.(1)	4,946	143,483

Pfizer, Inc.	68,667	2,939,634

		$21,622,714

Professional Services — 0.3%

Jacobs Engineering Group, Inc.	12,084	$1,634,361

Verisk Analytics, Inc.	8,190	1,555,609

		$3,189,970

Road & Rail — 0.5%

J.B. Hunt Transport Services, Inc.	9,364	$1,577,366

Union Pacific Corp.	15,700	3,434,532

		$5,011,898

Semiconductors & Semiconductor Equipment — 2.9%

Broadcom, Inc.	8,801	$4,272,005

Enphase Energy, Inc.(1)	2,530	479,688

Intel Corp.	73,069	3,925,267

KLA Corp.	7,915	2,755,686

Lam Research Corp.	3,105	1,979,158

NVIDIA Corp.	47,392	9,240,966

Qorvo, Inc.(1)	8,548	1,620,615

QUALCOMM, Inc.	23,952	3,588,010

Texas Instruments, Inc.	20,511	3,909,807

		$31,771,202

Software — 4.7%

Adobe, Inc.(1)	9,232	$5,738,888

Intuit, Inc.	6,552	3,472,363

Microsoft Corp.	114,893	32,734,165

Oracle Corp.	42,691	3,720,094

salesforce.com, inc.(1)	18,892	4,570,541

		$50,236,051

Security	Shares	Value

Specialty Retail — 1.2%

Advance Auto Parts, Inc.	6,070	$1,287,204

Home Depot, Inc. (The)	19,573	6,423,663

L Brands, Inc.	21,676	1,735,597

Lowe’s Cos., Inc.	11,736	2,261,410

Ross Stores, Inc.	7,466	916,004

		$12,623,878

Technology Hardware, Storage & Peripherals — 3.4%

Apple, Inc.	238,678	$34,813,573

Western Digital Corp.(1)	16,191	1,051,282

Xerox Holdings Corp.	20,610	497,319

		$36,362,174

Textiles, Apparel & Luxury Goods — 0.5%

NIKE, Inc., Class B	22,621	$3,789,244

Ralph Lauren Corp.	4,902	556,475

Under Armour, Inc., Class A(1)	24,807	507,303

Under Armour, Inc., Class C(1)	25,637	449,160

		$5,302,182

Tobacco — 0.3%

Philip Morris International, Inc.	36,371	$3,640,373

		$3,640,373

Trading Companies & Distributors — 0.2%

Fastenal Co.	21,371	$1,170,490

W.W. Grainger, Inc.	2,520	1,120,341

		$2,290,831

Water Utilities — 0.1%

American Water Works Co., Inc.	5,314	$903,965

		$903,965

Total Common Stocks (identified cost $296,367,529)		$541,664,504

Short-Term Investments — 49.9%

Affiliated Fund — 4.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	46,549,677	$46,549,677

Total Affiliated Fund (identified cost $46,549,136)		$46,549,677

9	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 45.6%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bills:

0.00%, 8/12/21(3)	$109,700	$109,699,086

0.00%, 9/9/21(2)	12,160	12,159,487

0.00%, 10/7/21	33,050	33,047,273

0.00%, 12/2/21	49,000	48,992,527

0.00%, 12/30/21(3)	27,000	26,994,375

		$230,892,748

U.S. Treasury Notes:

0.375%, 3/31/22	11,500	11,522,842

1.375%, 1/31/22(2)	20,100	20,229,266

1.75%, 11/30/21	18,000	18,100,481

1.75%, 2/28/22	8,000	8,078,046

1.75%, 4/30/22	19,000	19,236,731

1.75%, 5/15/22	19,500	19,756,712

1.75%, 5/31/22	23,000	23,319,010

1.875%, 2/28/22	8,000	8,083,984

1.875%, 3/31/22(2)	27,000	27,321,527

2.125%, 12/31/21	17,400	17,547,173

2.125%, 5/15/22	21,500	21,846,871

2.25%, 4/15/22	20,800	21,117,615

2.375%, 3/15/22	35,500	36,010,041

2.75%, 8/15/21	7,750	7,757,549

		$259,927,848

Total U.S. Treasury Obligations (identified cost $490,820,000)		$490,820,596

Total Short-Term Investments (identified cost $537,369,136)		$537,370,273

Total Investments — 100.1% (identified cost $833,736,665)		$1,079,034,777

Total Written Options — (0.2)% (premiums received $3,294,850)		$(2,178,930)

Other Assets, Less Liabilities — 0.1%		$745,537

Net Assets — 100.0%		$1,077,601,384

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2021. The aggregate market value of securities on loan at July 31, 2021 was $23,194,528.

(3)	Security (or a portion thereof) has been pledged as collateral for written options.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

10	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Written Call Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	105	$46,150,230	$4,420	8/2/21	$(29,663)

S&P 500 Index	105	46,150,230	4,420	8/4/21	(97,125)

S&P 500 Index	105	46,150,230	4,455	8/4/21	(15,487)

S&P 500 Index	105	46,150,230	4,450	8/6/21	(57,645)

S&P 500 Index	105	46,150,230	4,460	8/6/21	(28,088)

S&P 500 Index	105	46,150,230	4,485	8/9/21	(15,225)

S&P 500 Index	105	46,150,230	4,475	8/11/21	(45,675)

S&P 500 Index	105	46,150,230	4,460	8/13/21	(104,895)

S&P 500 Index	105	46,150,230	4,385	8/16/21	(528,150)

S&P 500 Index	105	46,150,230	4,495	8/20/21	(94,500)

S&P 500 Index	100	43,952,600	4,510	8/25/21	(93,000)

Total					$(1,109,453)

Written Put Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	105	$46,150,230	$4,335	8/2/21	$(14,700)

S&P 500 Index	105	46,150,230	4,325	8/4/21	(51,975)

S&P 500 Index	105	46,150,230	4,200	8/6/21	(22,837)

S&P 500 Index	105	46,150,230	4,320	8/6/21	(100,695)

S&P 500 Index	105	46,150,230	4,310	8/9/21	(114,975)

S&P 500 Index	105	46,150,230	4,190	8/11/21	(65,625)

S&P 500 Index	105	46,150,230	4,270	8/13/21	(165,270)

S&P 500 Index	105	46,150,230	4,025	8/16/21	(47,775)

S&P 500 Index	105	46,150,230	4,220	8/20/21	(209,475)

S&P 500 Index	105	46,150,230	4,230	8/25/21	(276,150)

Total					$(1,069,477)

11	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Unaffiliated investments, at value including $23,194,528 of securities on loan (identified cost, $787,187,529)	$1,032,485,100

Affiliated investment, at value (identified cost, $46,549,136)	46,549,677

Dividends receivable	460,341

Interest receivable	1,406,697

Dividends receivable from affiliated investment	2,767

Receivable for premiums on written options	428,505

Receivable for Fund shares sold	246,666

Securities lending income receivable	1,869

Total assets	$1,081,581,622

Liabilities

Written options outstanding, at value (premiums received, $3,294,850)	$2,178,930

Payable for investments purchased	1,001,667

Payable for closed written options	21,107

Payable for Fund shares redeemed	168,756

Due to custodian	1,195

Payable to affiliate:

Investment adviser and administration fee	363,547

Accrued expenses	245,036

Total liabilities	$3,980,238

Net Assets	$1,077,601,384

Sources of Net Assets

Paid-in capital	$838,343,720

Distributable earnings	239,257,664

Total	$1,077,601,384

Institutional Class Shares

Net Assets	$1,077,601,384

Shares Outstanding	77,883,063

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.84

12	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Dividends	$3,834,498

Dividends from affiliated investment	9,010

Interest	276,975

Securities lending income, net	11,292

Total investment income	$4,131,775

Expenses

Investment adviser and administration fee	$2,089,865

Trustees’ fees and expenses	25,450

Custodian fee	138,827

Transfer and dividend disbursing agent fees	97,595

Legal and accounting services	33,788

Printing and postage	9,224

Registration fees	22,232

Miscellaneous	20,075

Total expenses	$2,437,056

Net investment income	$1,694,719

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$27,554,475

Investment transactions — affiliated investment	1,693

Written options	19,613,369

Net realized gain	$47,169,537

Change in unrealized appreciation (depreciation) —

Investments	$64,228,606

Investments — affiliated investment	541

Written options	2,762,102

Net change in unrealized appreciation (depreciation)	$66,991,249

Net realized and unrealized gain	$114,160,786

Net increase in net assets from operations	$115,855,505

13	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$1,694,719	$8,100,549

Net realized gain (loss)	47,169,537	(42,950,085)

Net change in unrealized appreciation (depreciation)	66,991,249	104,446,308

Net increase in net assets from operations	$115,855,505	$69,596,772

Distributions to shareholders —

Institutional Class	$—	$(7,816,386)

Total distributions to shareholders	$—	$(7,816,386)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$127,709,666	$537,434,530

Net asset value of shares issued to shareholders in payment of distributions declared	—	6,364,015

Cost of shares redeemed	(213,315,245)	(325,348,450)

Net increase (decrease) in net assets from Fund share transactions	$(85,605,579)	$218,450,095

Net increase in net assets	$30,249,926	$280,230,481

Net Assets

At beginning of period	$1,047,351,458	$767,120,977

At end of period	$1,077,601,384	$1,047,351,458

14	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Financial Highlights

	Institutional Class

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2018(1)
			2021	2020	2019

Net asset value — Beginning of period	$12.410		$11.940	$10.830	$11.020	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.021		$0.103	$0.188	$0.165	$0.104

Net realized and unrealized gain (loss)	1.409		0.460	1.069	(0.226)	0.974

Total income (loss) from operations	$1.430		$0.563	$1.257	$(0.061)	$1.078

Less Distributions

From net investment income	$—		$(0.093)	$(0.147)	$(0.129)	$(0.058)

Total distributions	$—		$(0.093)	$(0.147)	$(0.129)	$(0.058)

Net asset value — End of period	$13.840		$12.410	$11.940	$10.830	$11.020

Total Return(3)	11.52	%(4)	4.73%	11.62%	(0.55)%	10.79	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,077,601		$1,047,351	$767,121	$439,658	$194,591

Ratios (as a percentage of average daily net assets):

Expenses	0.46	%(6)	0.47%	0.48%	0.52%	0.55	%(5)(6)

Net investment income	0.32	%(6)	0.90%	1.64%	1.50%	1.00	%(6)

Portfolio Turnover	8	%(4)	69%	21%	55%	26	%(4)

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the period ended January 31, 2018). Absent this reimbursement, total return would be lower.

(6)	Annualized.

15	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

16

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $57,607,421 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2021, $39,840,983 are short-term and $17,766,438 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$830,735,038

Gross unrealized appreciation	$246,300,103

Gross unrealized depreciation	(179,294)

Net unrealized appreciation	$246,120,809

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of

17

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.400%

$1 billion but less than $2.5 billion	0.375%

$2.5 billion but less than $5 billion	0.360%

$5 billion and over	0.350%

For the six months ended July 31, 2021, the investment adviser and administration fee amounted to $2,089,865 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2021, EVM earned $28,121 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $45,194,423 and $109,399,127, respectively, for the six months ended July 31, 2021.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Institutional Class	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	9,643,558	48,917,770

Issued to shareholders electing to receive payments of distributions in Fund shares	—	522,438

Redemptions	(16,171,654)	(29,268,917)

Net increase (decrease)	(6,528,096)	20,171,291

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2021 is included in the Portfolio of Investments. At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

18

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(2,178,930)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended July 31, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$19,613,369	$2,762,102

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

The average number of written options contracts outstanding during the six months ended July 31, 2021, which is indicative of the volume of this derivative type, was 2,165 contracts.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2021.

8  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

19

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

At July 31, 2021, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $23,194,528 and $23,785,206, respectively. Collateral received was comprised of U.S. government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

9  Investments in Affiliated Funds

At July 31, 2021, the value of the Fund’s investment in affiliated funds was $46,549,677, which represents 4.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$5,138,768	$244,807,284	$(203,398,609)	$1,693	$541	$46,549,677	$9,010	46,549,677

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$541,664,504 *	$—	$—	$541,664,504

Short-Term Investments —

Affiliated Fund	—	46,549,677	—	46,549,677

U.S. Treasury Obligations	—	490,820,596	—	490,820,596

Total Investments	$541,664,504	$537,370,273	$—	$1,079,034,777

Liability Description

Written Call Options	$(1,109,453)	$—	$—	$(1,109,453)

Written Put Options	(1,069,477)	—	—	(1,069,477)

Total	$(2,178,930)	$—	$—	$(2,178,930)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

20

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

21

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	59,429,289.496	18,740.000	55,962.000	0

Proposal 2	59,417,820.496	32,159.000	54,012.000	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

22

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

23

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

25

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24692    7.31.21

Eaton Vance

Emerging Markets Debt Fund

Semiannual Report

July 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2021

Eaton Vance

Emerging Markets Debt Fund

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class I at NAV	05/01/2018	05/01/2018	0.22%	9.49%	—	5.95%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	—	—	0.84%	4.11%	4.57%	5.71%

% Total Annual Operating Expense Ratios[3]						Class I

Gross						3.09%
Net						0.86

Fund Profile

Asset Allocation (% of net assets)4

Country Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Endnotes and Additional Disclosures

[1]

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Class I shares are offered at net asset value (NAV). Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective September 8, 2021, the portfolio managers of the Fund are John R. Baur, Akbar A. Causer and Federico Sequeda.

3

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,002.20	$4.32	**	0.87%

Hypothetical*
(5% return per year before expenses)
Class I	$1,000.00	$1,020.50	$4.36	**	0.87%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 4.9%
Security	Principal Amount* (000’s omitted)	Value

Brazil — 0.7%

Petrobras Global Finance BV, 6.90%, 3/19/49	55	$64,551

Total Brazil		$64,551

Mexico — 2.1%

Petroleos Mexicanos:

6.75%, 9/21/47	142	$127,138

6.84%, 1/23/30	51	53,267

Total Mexico		$180,405

Vietnam — 2.1%

Debt and Asset Trading Corp., 1.00%, 10/10/25(1)	200	$181,000

Total Vietnam		$181,000

Total Foreign Corporate Bonds (identified cost $400,530)		$425,956

Sovereign Government Bonds — 68.5%
Security	Principal Amount* (000’s omitted)	Value

Argentina — 2.2%

Provincia de Buenos Aires/Government Bonds:

6.50%, 2/15/23(1)(4)	67	$32,328

7.875%, 6/15/27(1)(4)	150	72,750

Republic of Argentina:

1.125% to 7/9/22, 7/9/35(2)	135	43,876

2.50% to 7/9/22, 7/9/41(2)	116	43,712

Total Argentina		$192,666

Bahrain — 2.3%

Kingdom of Bahrain, 5.45%, 9/16/32(1)	200	$196,353

Total Bahrain		$196,353

Barbados — 2.4%

Government of Barbados, 6.50%, 10/1/29(3)	206	$207,656

Total Barbados		$207,656

Belarus — 2.3%

Republic of Belarus, 6.875%, 2/28/23(1)	200	$201,216

Total Belarus		$201,216

Security		Principal Amount* (000’s omitted)	Value

Benin — 2.5%

Benin Government International Bond, 6.875%, 1/19/52(1)	EUR	180	$220,157

Total Benin			$220,157

Brazil — 0.9%

Federative Republic of Brazil, 8.25%, 1/20/34		55	$76,507

Total Brazil			$76,507

Croatia — 2.8%

Croatia Government International Bond, 1.75%, 3/4/41(1)	EUR	200	$246,285

Total Croatia			$246,285

Dominican Republic — 3.0%

Dominican Republic, 7.45%, 4/30/44(1)		210	$256,990

Total Dominican Republic			$256,990

Ecuador — 1.1%

Republic of Ecuador, 0.50% to 7/31/22, 7/31/40(1)(2)		182	$94,777

Total Ecuador			$94,777

Egypt — 9.5%

Arab Republic of Egypt:

8.15%, 11/20/59(1)		200	$197,962

8.50%, 1/31/47(1)		400	414,415

8.875%, 5/29/50(1)		200	213,550

Total Egypt			$825,927

El Salvador — 1.6%

Republic of El Salvador, 7.75%, 1/24/23(1)		138	$134,039

Total El Salvador			$134,039

Ivory Coast — 5.1%

Ivory Coast Government International Bond:

4.875%, 1/30/32(1)	EUR	100	$120,139

6.625%, 3/22/48(1)	EUR	256	323,643

Total Ivory Coast			$443,782

Lebanon — 0.3%

Lebanese Republic:

6.25%, 11/4/24(1)(4)		33	$4,129

6.40%, 5/26/23(4)		33	4,126

6.65%, 4/22/24(1)(4)		33	4,142

6.65%, 11/3/28(1)(4)		14	1,769

6.85%, 3/23/27(1)(4)		26	3,273

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Lebanon (continued)

Lebanese Republic: (continued)

6.85%, 5/25/29(4)		45	$5,627

7.00%, 12/3/24(4)		15	1,866

7.00%, 3/20/28(1)(4)		11	1,419

7.05%, 11/2/35(1)(4)		5	630

Total Lebanon			$26,981

Pakistan — 2.3%

Islamic Republic of Pakistan, 7.375%, 4/8/31(1)		200	$201,405

Total Pakistan			$201,405

Paraguay — 2.7%

Republic of Paraguay, 4.95%, 4/28/31(1)		200	$229,750

Total Paraguay			$229,750

Romania — 6.8%

Romania Government International Bond:

2.625%, 12/2/40(1)	EUR	13	$15,135

2.75%, 2/26/26(1)	EUR	30	39,382

2.75%, 4/14/41(1)	EUR	40	46,723

3.375%, 1/28/50(1)	EUR	74	92,251

3.624%, 5/26/30(1)	EUR	40	54,835

4.625%, 4/3/49(1)	EUR	229	339,313

Total Romania			$587,639

Suriname — 3.0%

Republic of Suriname, 9.25%, 10/26/26(1)		405	$257,985

Total Suriname			$257,985

Tunisia — 2.6%

Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	220	$223,994

Total Tunisia			$223,994

Turkey — 2.6%

Republic of Turkey, 7.625%, 4/26/29		200	$220,961

Total Turkey			$220,961

Ukraine — 10.2%

Ukraine Government International Bond:

1.258%, GDP-Linked, 5/31/40(1)(3)(5)		144	$168,191

9.75%, 11/1/28(1)		600	715,047

Total Ukraine			$883,238

Security	Principal Amount* (000’s omitted)	Value

United Arab Emirates — 2.3%

Finance Department Government of Sharjah, 4.375%, 3/10/51(1)	210	$201,736

Total United Arab Emirates		$201,736

Total Sovereign Government Bonds (identified cost $5,729,572)		$5,930,044

Sovereign Loans — 11.9%
Borrower	Principal Amount (000’s omitted)	Value

Kenya — 3.1%

Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(6)	$260	$262,937

Total Kenya		$262,937

Nigeria — 2.2%

Bank of Industry Limited, Term Loan, 6.119%, (3 mo. USD LIBOR + 6.00%), 12/14/23(6)(7)	$185	$186,773

Total Nigeria		$186,773

Tanzania — 6.6%

Government of the United Republic of Tanzania:

Term Loan, 5.456%, (6 mo. USD LIBOR + 5.20%), 6/23/22(6)	$229	$234,055

Term Loan, 6.446%, (3 mo. USD LIBOR + 6.30%), 4/28/31(6)	340	340,339

Total Tanzania		$574,394

Total Sovereign Loans (identified cost $1,012,307)		$1,024,104

Short-Term Investments — 5.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(8)	478,214	$478,214

Total Short-Term Investments (identified cost $478,214)		$478,214

Total Investments — 90.8% (identified cost $7,620,623)		$7,858,318

Other Assets, Less Liabilities — 9.2%		$800,700

Net Assets — 100.0%		$8,659,018

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $5,506,713 or 63.6% of the Fund’s net assets.

(2)	Step coupon security. Interest rate represents the rate in effect at July 31, 2021.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $375,847 or 4.3% of the Fund’s net assets.

(4)	Issuer is in default with respect to interest payments.

(5)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	709	EUR	581	9/15/21	$19

USD	220,716	EUR	181,020	9/15/21	5,799

USD	246,450	EUR	202,127	9/15/21	6,476

USD	258,067	EUR	211,654	9/15/21	6,781

USD	851,132	EUR	698,057	9/15/21	22,364

USD	444,038	EUR	364,178	9/15/21	11,668

					$53,107

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	2,518	USD	2,965	Deutsche Bank AG	8/6/21	$22	$—

EUR	16,437	USD	19,397	Goldman Sachs International	8/6/21	103	—

EUR	26,641	USD	31,498	Standard Chartered Bank	8/6/21	107	—

EUR	5,715	USD	6,749	Standard Chartered Bank	8/6/21	30	—

EUR	8,529	USD	10,114	Standard Chartered Bank	8/6/21	4	—

EUR	99,355	USD	117,959	Standard Chartered Bank	8/6/21	—	(92)

EUR	53,300	USD	63,357	Standard Chartered Bank	8/6/21	—	(126)

EUR	15,183	USD	17,863	UBS AG	8/6/21	149	—

EUR	13,674	USD	16,112	UBS AG	8/6/21	110	—

EUR	15,913	USD	18,780	UBS AG	8/6/21	98	—

EUR	3,794	USD	4,464	UBS AG	8/6/21	37	—

USD	117,543	EUR	99,355	Goldman Sachs International	8/6/21	—	(324)

						$660	$(542)

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 5-Year Treasury Note	3	Long	9/30/21	$373,336	$1,488

U.S. Long Treasury Bond	3	Long	9/21/21	494,156	9,460

U.S. Ultra-Long Treasury Bond	8	Long	9/21/21	1,596,250	100,815

Euro-Bobl	(1)	Short	9/8/21	(160,571)	(820)

Euro-Bund	(8)	Short	9/8/21	(1,675,649)	(40,540)

U.S. 5-Year Treasury Note	(1)	Short	9/30/21	(124,445)	(525)

					$69,878

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	150	Receives	6-month EURIBOR (pays semi-annually)	0.47% (pays annually)	5/14/23	$ (101)	$—	$(101)

EUR	190	Receives	6-month EURIBOR (pays semi-annually)	0.46% (pays annually)	5/25/23	(159)	1	(158)

EUR	19	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(747)	—	(747)

EUR	19	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(846)	—	(846)

EUR	62	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(83)	—	(83)

EUR	33	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	1,600	—	1,600

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(1,490)	—	(1,490)

USD	1,605	Pays	3-month USD-LIBOR (pays quarterly)	0.61% (pays semi-annually)	3/16/25	4,983	—	4,983

USD	147	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(7,370)	—	(7,370)

USD	209	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	20,703	—	20,703

USD	438	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(33,602)	118	(33,484)

USD	95	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(27,132)	(46)	(27,178)

USD	121	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(25,966)	13,930	(12,036)

USD	99	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(685)	—	(685)

USD	7	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(128)	—	(128)

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	37	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	$ (2,959)	$—	$(2,959)

USD	130	Receives	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/30/50	24,796	—	24,796

USD	50	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	5/26/50	8,562	—	8,562

USD	65	Pays	3-month USD-LIBOR (pays quarterly)	2.13% (pays semi-annually)	4/8/51	8,086	—	8,086

Total						$(32,538)	$14,003	$(18,535)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$130	1.00% (pays quarterly)(1)	6/20/26	1.75%	$(4,444)	$5,914	$1,470

Indonesia	320	1.00% (pays quarterly)(1)	6/20/26	0.82	3,175	(2,646)	529

Peru	240	1.00% (pays quarterly)(1)	6/20/26	1.03	(24)	(1,393)	(1,417)

Turkey	90	1.00% (pays quarterly)(1)	6/20/25	3.60	(8,339)	12,524	4,185

Total	$780				$(9,632)	$14,399	$4,767

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Mexico	Goldman Sachs International	$251	1.00% (pays quarterly)(1)	6/20/31	1.58%	$(12,730)	$15,827	$3,097

Total		$251				$(12,730)	$15,827	$3,097

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,031,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Portfolio of Investments (Unaudited) — continued

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2021

Unaffiliated investments, at value (identified cost, $7,142,409)	$7,380,104

Affiliated investment, at value (identified cost, $478,214)	478,214

Cash	5

Deposits for derivatives collateral —

Financial futures contracts	91,093

Centrally cleared derivatives	468,430

Foreign currency, at value (identified cost, $66,146)	66,465

Interest receivable	137,797

Dividends receivable from affiliated investment	24

Receivable for investments sold	102,862

Receivable for variation margin on open financial futures contracts	7,250

Receivable for variation margin on open centrally cleared derivatives	168

Receivable for open forward foreign currency exchange contracts	660

Receivable for open swap contracts	3,097

Receivable from affiliate	13,282

Total assets	$8,749,451

Liabilities

Payable for open forward foreign currency exchange contracts	$542

Upfront receipts on open non-centrally cleared swap contracts	15,827

Payable to affiliate:

Investment adviser and administration fee	4,785

Accrued expenses	69,279

Total liabilities	$90,433

Net Assets	$8,659,018

Sources of Net Assets

Paid-in capital	$8,650,246

Distributable earnings	8,772

Total	$8,659,018

Class I Shares

Net Assets	$8,659,018

Shares Outstanding	856,414

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.11

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2021

Interest	$229,008

Dividends from affiliated investment	312

Total investment income	$229,320

Expenses

Investment adviser and administration fee	$28,119

Trustees’ fees and expenses	453

Custodian fee	27,323

Transfer and dividend disbursing agent fees	253

Legal and accounting services	29,361

Printing and postage	3,252

Registration fees	11,685

Interest expense	1,114

Miscellaneous	3,015

Total expenses	$104,575

Deduct —

Allocation of expenses to affiliate	$66,735

Total expense reductions	$66,735

Net expenses	$37,840

Net investment income	$191,480

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$196,628

Investment transactions — affiliated investment	1

Financial futures contracts	(147,679)

Swap contracts	81,404

Foreign currency transactions	2,520

Forward foreign currency exchange contracts	7,309

Net realized gain	$140,183

Change in unrealized appreciation (depreciation) —

Investments	$(429,700)

Financial futures contracts	122,484

Swap contracts	(31,412)

Foreign currency	(1,339)

Forward foreign currency exchange contracts	35,796

Net change in unrealized appreciation (depreciation)	$(304,171)

Net realized and unrealized loss	$(163,988)

Net increase in net assets from operations	$27,492

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

From operations —

Net investment income	$191,480	$410,275

Net realized gain (loss)	140,183	(362,444)

Net change in unrealized appreciation (depreciation)	(304,171)	99,121

Net increase in net assets from operations	$27,492	$146,952

Distributions to shareholders —

Class I	$(220,744)	$(446,396)

Total distributions to shareholders	$(220,744)	$(446,396)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$2,045,682	$1,796,027

Net asset value of shares issued to shareholders in payment of distributions declared	13,864	32,636

Cost of shares redeemed	(2,030,018)	(1,236,464)

Net increase in net assets from Fund share transactions	$29,528	$592,199

Net increase (decrease) in net assets	$(163,724)	$292,755

Net Assets

At beginning of period	$8,822,742	$8,529,987

At end of period	$8,659,018	$8,822,742

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Financial Highlights

	Class I

	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2019(1)
			2021		2020

Net asset value — Beginning of period	$10.350		$10.620		$9.840	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.222		$0.476		$0.526	$0.286

Net realized and unrealized gain (loss)	(0.203)		(0.229)		0.956	(0.151)

Total income from operations	$0.019		$0.247		$1.482	$0.135

Less Distributions

From net investment income	$(0.259)		$(0.517)		$(0.577)	$(0.219)

From net realized gain	—		—		(0.125)	(0.076)

Total distributions	$(0.259)		$(0.517)		$(0.702)	$(0.295)

Net asset value — End of period	$10.110		$10.350		$10.620	$9.840

Total Return(3)(4)	0.22	%(5)	2.81%		15.57%	1.34	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,659		$8,823		$8,530	$7,878

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.87	%(6)(7)	0.86	%(7)	0.85%	0.85	%(6)

Net investment income	4.43	%(6)	4.88%		5.12%	3.92	%(6)

Portfolio Turnover	109	%(5)	220%		187%	82	%(5)

(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.54%, 2.23%, 1.88% and 2.24% of average daily net assets for the six months ended July 31, 2021, the years ended January 31, 2021, 2020 and the period ended January 31, 2019, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.02% and 0.01% for the six months ended July 31, 2021 and the year ended January 31, 2021, respectively.

14	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value

16

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the

Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Interim Financial Statements — The interim financial statements relating to July 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $410,899 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2021, $410,899 are short-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,697,949

Gross unrealized appreciation	$384,766

Gross unrealized depreciation	(111,965)

Net unrealized appreciation	$272,801

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative

17

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.650%

$500 million but less than $1.0 billion	0.625%

$1.0 billion but less than $2.5 billion	0.600%

$2.5 billion but less than $5.0 billion	0.580%

$5.0 billion and over	0.565%

For the six months ended July 31, 2021, the investment adviser and administration fee amounted to $28,119 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.85% of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after May 31, 2022. Pursuant to this agreement, EVM was allocated $66,735 of the Fund’s operating expenses for the six months ended July 31, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2021, EVM earned $54 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,104,785 and $8,189,343, respectively, for the six months ended July 31, 2021.

5  Shares of Beneficial Interest

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) in one or more series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021

Sales	203,124	180,018

Issued to shareholders electing to receive payments of distributions in Fund shares	1,377	3,429

Redemptions	(200,397)	(134,224)

Net increase	4,104	49,223

At July 31, 2021, EVM owned 93.4% of the outstanding shares of the Fund.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment

18

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2021 is included in the Portfolio of Investments. At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $13,272. At July 31, 2021, there were no assets pledged by the Fund for such liability.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

19

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2021 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate		Total

Distributable earnings	$3,175 *	$53,107 *	$180,493	*	$236,775

Receivable for open forward foreign currency exchange contracts	—	660	—		660

Total Asset Derivatives	$3,175	$53,767	$180,493		$237,435

Derivatives not subject to master netting or similar agreements	$3,175	$53,107	$180,493		$236,775

Total Asset Derivatives subject to master netting or similar agreements	$—	$660	$—		$660

Distributable earnings	$(12,807)*	$—	$(143,153	)*	$(155,960)

Payable for open forward foreign currency exchange contracts	—	(542)	—		(542)

Payable/Receivable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(12,730)	—	—		(12,730)

Total Liability Derivatives	$(25,537)	$(542)	$(143,153)		$(169,232)

Derivatives not subject to master netting or similar agreements	$(12,807)	$—	$(143,153)		$(155,960)

Total Liability Derivatives subject to master netting or similar agreements	$(12,730)	$(542)	$—		$(13,272)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of July 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$22	$—	$—	$—	$22

Goldman Sachs International	103	(103)	—	—	—

Standard Chartered Bank	141	(141)	—	—	—

UBS AG	394	—	—	—	394

	$660	$(244)	$—	$—	$416

20

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(13,054)	$103	$—	$—	$(12,951)

Standard Chartered Bank	(218)	141	—	—	(77)

	$(13,272)	$244	$—	$—	$(13,028)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended July 31, 2021 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(147,679)	$(147,679)

Swap contracts	15,587	—	65,817	81,404

Forward foreign currency exchange contracts	—	7,309	—	7,309

Total	$15,587	$7,309	$(81,862)	$(58,966)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$122,484	$122,484

Swap contracts	(12,464)	—	(18,948)	(31,412)

Forward foreign currency exchange contracts	—	35,796	—	35,796

Total	$(12,464)	$35,796	$103,536	$126,868

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended July 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$2,375,000	$1,840,000	$2,895,000	$5,025,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2021.

21

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds

At July 31, 2021, the value of the Fund’s investment in affiliated funds was $478,214, which represents 5.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$499,206	$5,967,506	$(5,988,499)	$1	$—	$478,214	$312	478,214

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Corporate Bonds	$—	$425,956	$—	$425,956

Sovereign Government Bonds	—	5,930,044	—	5,930,044

Sovereign Loans	—	1,024,104	—	1,024,104

Short-Term Investments	—	478,214	—	478,214

Total Investments	$—	$7,858,318	$—	$7,858,318

Forward Foreign Currency Exchange Contracts	$—	$53,767	$—	$53,767

Futures Contracts	111,763	—	—	111,763

Swap Contracts	—	71,905	—	71,905

Total	$111,763	$7,983,990	$—	$8,095,753

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(542)	$—	$(542)

Futures Contracts	(41,885)	—	—	(41,885)

Swap Contracts	—	(126,805)	—	(126,805)

Total	$(41,885)	$(127,347)	$—	$(169,232)

22

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined in advance of the anticipated discontinuation, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

23

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Emerging Markets Debt Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

800,000.000	0	0	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

24

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

25

Eaton Vance

Emerging Markets Debt Fund

July 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

26

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

27

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

29947    7.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2021